Shareholder Report		12 Months Ended
		Aug. 31, 2026 USD ($) Holding	Aug. 31, 2025
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Principal Funds, Inc.
Entity Central Index Key		0000898745
Entity Investment Company Type		N-1A
Document Period End Date		Aug. 31, 2026
C000131723
Shareholder Report [Line Items]
Fund Name		Blue Chip Fund
Class Name		Class A
Trading Symbol		PBLAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	0.93%

Expenses Paid, Amount		$ 93
Expense Ratio, Percent		0.93%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets in equity securities of companies with large market capitalizations that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund also invests in securities of foreign companies. Over the year, the Fund's investments benefited from strong company selection in consumer discretionary, where Amazon.com, Inc. and DoorDash, Inc. were among the top contributors to relative results versus the Russell 1000 Growth Index (“Index”). Amazon.com, Inc. reported accelerated growth in its cloud business, Amazon Web Services, as demand for AI-related compute continued to build. DoorDash, Inc. also delivered strong results, supported by expansion beyond restaurant delivery into newer verticals such as grocery and retail, which meaningfully increased its addressable market. These gains were offset by weaker company selection in information technology, where the Fund had less exposure to some of the market’s most powerful AI-led winners, including semiconductors, semiconductor equipment, and electrical components. Several software holdings also came under pressure, including Roper Technologies, Inc. and Cadence Design Systems, Inc., as investors questioned whether AI could increase competition or disrupt existing business models. Allocation to financial companies was another relative headwind, with alternative asset managers Brookfield Corp. and KKR & Co., Inc. detracting from performance. CoStar Group, Inc., a commercial real estate data and analytics provider, weighed on results as the company continued to absorb elevated investment spending tied to the buildout of its Homes.com business.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A Shares with maximum sales charge $37,581	Russell 1000 Index $40,910	Russell 1000 Growth Index $52,124
8/16	9,450	10,000	10,000
10/16	9,523	10,008	10,037
11/16	9,383	9,813	9,801
12/16	9,394	10,200	10,014
1/17	9,457	10,391	10,138
2/17	9,818	10,600	10,480
3/17	10,173	11,010	10,915
4/17	10,489	11,134	11,294
5/17	10,771	11,276	11,587
6/17	10,731	11,355	11,557
7/17	11,064	11,580	11,864
8/17	11,228	11,616	12,082
9/17	11,369	11,863	12,239
10/17	11,831	12,135	12,713
11/17	12,074	12,505	13,099
12/17	12,134	12,645	13,201
1/18	13,113	13,339	14,136
2/18	12,696	12,849	13,765
3/18	12,528	12,558	13,388
4/18	12,742	12,600	13,435
5/18	13,113	12,922	14,024
6/18	13,258	13,005	14,159
7/18	13,693	13,454	14,574
8/18	14,198	13,918	15,371
9/18	14,261	13,971	15,457
10/18	13,050	12,982	14,075
11/18	13,456	13,246	14,224
12/18	12,457	12,040	13,001
1/19	13,584	13,049	14,170
2/19	14,085	13,491	14,677
3/19	14,649	13,726	15,095
4/19	15,488	14,280	15,777
5/19	14,793	13,370	14,780
6/19	15,676	14,308	15,795
7/19	15,901	14,531	16,152
8/19	16,008	14,265	16,028
9/19	15,795	14,512	16,030
10/19	16,158	14,819	16,482
11/19	16,778	15,379	17,213
12/19	17,227	15,824	17,732
1/20	17,973	15,841	18,129
2/20	16,886	14,546	16,894
3/20	14,921	12,624	15,232
4/20	17,187	14,292	17,486
5/20	18,393	15,046	18,660
6/20	19,048	15,379	19,473
7/20	20,273	16,279	20,971
8/20	22,172	17,474	23,135
9/20	21,098	16,836	22,046
10/20	20,325	16,430	21,298
11/20	22,493	18,364	23,478
12/20	23,170	19,141	24,558
1/21	22,391	18,983	24,376
2/21	23,096	19,533	24,371
3/21	23,577	20,272	24,789
4/21	25,542	21,364	26,476
5/21	25,563	21,465	26,110
6/21	27,047	22,003	27,748
7/21	27,921	22,460	28,662
8/21	28,863	23,110	29,734
9/21	27,359	22,048	28,069
10/21	29,243	23,578	30,500
11/21	28,626	23,262	30,686
12/21	28,921	24,204	31,335
1/22	26,234	22,840	28,646
2/22	24,677	22,213	27,429
3/22	25,213	22,962	28,502
4/22	21,939	20,916	25,060
5/22	21,852	20,884	24,478
6/22	22,468	20,917	25,244
8/22	21,258	20,114	24,068
9/22	19,984	19,717	22,998
10/22	21,316	20,783	24,046
11/22	19,976	19,575	22,205
12/22	21,689	20,887	24,056
1/23	20,865	20,390	23,770
2/23	21,726	21,035	25,395
3/23	22,222	21,296	25,646
4/23	22,659	21,395	26,814
5/23	24,322	22,840	28,648
6/23	25,015	23,625	29,613
7/23	25,117	23,212	29,347
9/23	23,673	22,121	27,751
10/23	23,666	21,587	27,356
11/23	26,736	23,603	30,338
12/23	27,852	24,768	31,682
1/24	28,574	25,113	32,472
2/24	30,018	26,469	34,688
3/24	30,616	27,318	35,298
4/24	29,303	26,155	33,801
5/24	30,266	27,387	35,825
6/24	31,404	28,294	38,240
7/24	31,623	28,705	37,590
8/24	32,213	29,386	38,373
9/24	32,753	30,014	39,460
10/24	32,301	29,804	39,329
11/24	34,671	31,723	41,880
12/24	33,756	30,839	42,250
1/25	35,310	31,820	43,085
2/25	34,099	31,264	41,538
3/25	32,248	29,454	38,038
4/25	32,949	29,279	38,712
5/25	35,089	31,148	42,137
6/25	36,552	32,726	44,824
7/25	37,893	33,453	46,516
8/25	37,527	34,157	47,036
9/25	37,459	35,341	49,535
10/25	37,763	36,104	51,334
11/25	37,139	36,192	50,404
12/25	36,736	36,194	50,092
1/26	36,018	36,692	49,334
2/26	33,876	36,496	47,678
3/26	32,001	34,681	45,194
4/26	35,945	38,185	50,570
5/26	37,122	40,133	54,212
6/26	35,099	39,928	52,760
7/26	36,680	39,788	50,250
8/26	37,581	40,910	52,124

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	0.14%	5.42%	14.80%
Class A Shares Including Sales Charge	-5.37%	4.23%	14.16%
Russell 1000 Index	19.77%	12.10%	15.13%
Russell 1000 Growth Index	10.82%	11.88%	17.95%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		The Russell 1000 Index is the Fund's primary broad-based securities market index. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 6,905,834,000
Holdings Count | Holding		39
Advisory Fees Paid, Amount		$ 51,161,000
InvestmentCompanyPortfolioTurnover		29.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,905,834 Total Number of Portfolio Holdings39 Portfolio Turnover Rate 29.4% Total Advisory Fees Paid (amount in thousands)$51,161
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.48%
Investment Companies	0.07%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	32.97%
Communications	30.57%
Financial	21.08%
Industrial	10.60%
Consumer, Non-cyclical	3.07%
Consumer, Cyclical	1.85%
Basic Materials	0.34%
Money Market Funds	0.07%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000131724
Shareholder Report [Line Items]
Fund Name		Blue Chip Fund
Class Name		Class C
Trading Symbol		PBLCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$166	1.66%

Expenses Paid, Amount		$ 166
Expense Ratio, Percent		1.66%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets in equity securities of companies with large market capitalizations that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund also invests in securities of foreign companies. Over the year, the Fund's investments benefited from strong company selection in consumer discretionary, where Amazon.com, Inc. and DoorDash, Inc. were among the top contributors to relative results versus the Russell 1000 Growth Index (“Index”). Amazon.com, Inc. reported accelerated growth in its cloud business, Amazon Web Services, as demand for AI-related compute continued to build. DoorDash, Inc. also delivered strong results, supported by expansion beyond restaurant delivery into newer verticals such as grocery and retail, which meaningfully increased its addressable market. These gains were offset by weaker company selection in information technology, where the Fund had less exposure to some of the market’s most powerful AI-led winners, including semiconductors, semiconductor equipment, and electrical components. Several software holdings also came under pressure, including Roper Technologies, Inc. and Cadence Design Systems, Inc., as investors questioned whether AI could increase competition or disrupt existing business models. Allocation to financial companies was another relative headwind, with alternative asset managers Brookfield Corp. and KKR & Co., Inc. detracting from performance. CoStar Group, Inc., a commercial real estate data and analytics provider, weighed on results as the company continued to absorb elevated investment spending tied to the buildout of its Homes.com business.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class C Shares with maximum sales charge $37,463	Russell 1000 Index $40,910	Russell 1000 Growth Index $52,124
8/16	10,000	10,000	10,000
10/16	10,073	10,008	10,037
11/16	9,915	9,813	9,801
12/16	9,921	10,200	10,014
1/17	9,983	10,391	10,138
2/17	10,354	10,600	10,480
3/17	10,719	11,010	10,915
4/17	11,048	11,134	11,294
5/17	11,334	11,276	11,587
6/17	11,285	11,355	11,557
7/17	11,626	11,580	11,864
8/17	11,791	11,616	12,082
9/17	11,931	11,863	12,239
10/17	12,406	12,135	12,713
11/17	12,655	12,505	13,099
12/17	12,708	12,645	13,201
1/18	13,723	13,339	14,136
2/18	13,278	12,849	13,765
3/18	13,096	12,558	13,388
4/18	13,309	12,600	13,435
5/18	13,685	12,922	14,024
6/18	13,829	13,005	14,159
7/18	14,280	13,454	14,574
8/18	14,794	13,918	15,371
9/18	14,850	13,971	15,457
10/18	13,579	12,982	14,075
11/18	13,992	13,246	14,224
12/18	12,944	12,040	13,001
1/19	14,111	13,049	14,170
2/19	14,620	13,491	14,677
3/19	15,197	13,726	15,095
4/19	16,059	14,280	15,777
5/19	15,333	13,370	14,780
6/19	16,236	14,308	15,795
7/19	16,453	14,531	16,152
8/19	16,555	14,265	16,028
9/19	16,331	14,512	16,030
10/19	16,697	14,819	16,482
11/19	17,322	15,379	17,213
12/19	17,776	15,824	17,732
1/20	18,530	15,841	18,129
2/20	17,407	14,546	16,894
3/20	15,367	12,624	15,232
4/20	17,684	14,292	17,486
5/20	18,914	15,046	18,660
6/20	19,575	15,379	19,473
7/20	20,818	16,279	20,971
8/20	22,752	17,474	23,135
9/20	21,643	16,836	22,046
10/20	20,833	16,430	21,298
11/20	23,043	18,364	23,478
12/20	23,721	19,141	24,558
1/21	22,911	18,983	24,376
2/21	23,618	19,533	24,371
3/21	24,097	20,272	24,789
4/21	26,087	21,364	26,476
5/21	26,094	21,465	26,110
6/21	27,590	22,003	27,748
7/21	28,459	22,460	28,662
8/21	29,410	23,110	29,734
9/21	27,855	22,048	28,069
10/21	29,764	23,578	30,500
11/21	29,115	23,262	30,686
12/21	29,391	24,204	31,335
1/22	26,645	22,840	28,646
2/22	25,055	22,213	27,429
3/22	25,577	22,962	28,502
4/22	22,245	20,916	25,060
5/22	22,142	20,884	24,478
6/22	22,736	20,917	25,244
8/22	21,509	20,114	24,068
9/22	20,188	19,717	22,998
10/22	21,525	20,783	24,046
11/22	20,155	19,575	22,205
12/22	21,877	20,887	24,056
1/23	21,032	20,390	23,770
2/23	21,885	21,035	25,395
3/23	22,364	21,296	25,646
4/23	22,794	21,395	26,814
5/23	24,453	22,840	28,648
6/23	25,138	23,625	29,613
7/23	25,218	23,212	29,347
9/23	23,759	22,121	27,751
10/23	23,735	21,587	27,356
11/23	26,797	23,603	30,338
12/23	27,897	24,768	31,682
1/24	28,606	25,113	32,472
2/24	30,034	26,469	34,688
3/24	30,616	27,318	35,298
4/24	29,284	26,155	33,801
5/24	30,233	27,387	35,825
6/24	31,349	28,294	38,240
7/24	31,548	28,705	37,590
8/24	32,114	29,386	38,373
9/24	32,650	30,014	39,460
10/24	32,199	29,804	39,329
11/24	34,562	31,723	41,880
12/24	33,650	30,839	42,250
1/25	35,199	31,820	43,085
2/25	33,992	31,264	41,538
3/25	32,146	29,454	38,038
4/25	32,845	29,279	38,712
5/25	34,979	31,148	42,137
6/25	36,437	32,726	44,824
7/25	37,774	33,453	46,516
8/25	37,409	34,157	47,036
9/25	37,341	35,341	49,535
10/25	37,645	36,104	51,334
11/25	37,022	36,192	50,404
12/25	36,620	36,194	50,092
1/26	35,905	36,692	49,334
2/26	33,770	36,496	47,678
3/26	31,900	34,681	45,194
4/26	35,832	38,185	50,570
5/26	37,005	40,133	54,212
6/26	34,989	39,928	52,760
7/26	36,565	39,788	50,250
8/26	37,463	40,910	52,124

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	-0.57%	4.65%	14.12%
Class C Shares Including Sales Charge	-1.37%	4.65%	14.12%
Russell 1000 Index	19.77%	12.10%	15.13%
Russell 1000 Growth Index	10.82%	11.88%	17.95%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		The Russell 1000 Index is the Fund's primary broad-based securities market index. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 6,905,834,000
Holdings Count | Holding		39
Advisory Fees Paid, Amount		$ 51,161,000
InvestmentCompanyPortfolioTurnover		29.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,905,834 Total Number of Portfolio Holdings39 Portfolio Turnover Rate 29.4% Total Advisory Fees Paid (amount in thousands)$51,161
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.48%
Investment Companies	0.07%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	32.97%
Communications	30.57%
Financial	21.08%
Industrial	10.60%
Consumer, Non-cyclical	3.07%
Consumer, Cyclical	1.85%
Basic Materials	0.34%
Money Market Funds	0.07%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000193661
Shareholder Report [Line Items]
Fund Name		Blue Chip Fund
Class Name		Class J
Trading Symbol		PBCJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$77	0.77%

Expenses Paid, Amount		$ 77
Expense Ratio, Percent		0.77%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets in equity securities of companies with large market capitalizations that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund also invests in securities of foreign companies. Over the year, the Fund's investments benefited from strong company selection in consumer discretionary, where Amazon.com, Inc. and DoorDash, Inc. were among the top contributors to relative results versus the Russell 1000 Growth Index (“Index”). Amazon.com, Inc. reported accelerated growth in its cloud business, Amazon Web Services, as demand for AI-related compute continued to build. DoorDash, Inc. also delivered strong results, supported by expansion beyond restaurant delivery into newer verticals such as grocery and retail, which meaningfully increased its addressable market. These gains were offset by weaker company selection in information technology, where the Fund had less exposure to some of the market’s most powerful AI-led winners, including semiconductors, semiconductor equipment, and electrical components. Several software holdings also came under pressure, including Roper Technologies, Inc. and Cadence Design Systems, Inc., as investors questioned whether AI could increase competition or disrupt existing business models. Allocation to financial companies was another relative headwind, with alternative asset managers Brookfield Corp. and KKR & Co., Inc. detracting from performance. CoStar Group, Inc., a commercial real estate data and analytics provider, weighed on results as the company continued to absorb elevated investment spending tied to the buildout of its Homes.com business.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class J Shares with maximum sales charge $40,287	Russell 1000 Index $40,910	Russell 1000 Growth Index $52,124
8/16	10,000	10,000	10,000
10/16	10,085	10,008	10,037
11/16	9,935	9,813	9,801
12/16	9,950	10,200	10,014
1/17	10,017	10,391	10,138
2/17	10,400	10,600	10,480
3/17	10,776	11,010	10,915
4/17	11,114	11,134	11,294
5/17	11,419	11,276	11,587
6/17	11,374	11,355	11,557
7/17	11,726	11,580	11,864
8/17	11,900	11,616	12,082
9/17	12,047	11,863	12,239
10/17	12,538	12,135	12,713
11/17	12,799	12,505	13,099
12/17	12,862	12,645	13,201
1/18	13,896	13,339	14,136
2/18	13,452	12,849	13,765
3/18	13,282	12,558	13,388
4/18	13,507	12,600	13,435
5/18	13,903	12,922	14,024
6/18	14,055	13,005	14,159
7/18	14,523	13,454	14,574
8/18	15,052	13,918	15,371
9/18	15,125	13,971	15,457
10/18	13,842	12,982	14,075
11/18	14,274	13,246	14,224
12/18	13,213	12,040	13,001
1/19	14,415	13,049	14,170
2/19	14,947	13,491	14,677
3/19	15,544	13,726	15,095
4/19	16,438	14,280	15,777
5/19	15,702	13,370	14,780
6/19	16,635	14,308	15,795
7/19	16,871	14,531	16,152
8/19	16,983	14,265	16,028
9/19	16,759	14,512	16,030
10/19	17,147	14,819	16,482
11/19	17,804	15,379	17,213
12/19	18,284	15,824	17,732
1/20	19,074	15,841	18,129
2/20	17,921	14,546	16,894
3/20	15,834	12,624	15,232
4/20	18,236	14,292	17,486
5/20	19,520	15,046	18,660
6/20	20,213	15,379	19,473
7/20	21,517	16,279	20,971
8/20	23,535	17,474	23,135
9/20	22,396	16,836	22,046
10/20	21,579	16,430	21,298
11/20	23,885	18,364	23,478
12/20	24,609	19,141	24,558
1/21	23,778	18,983	24,376
2/21	24,531	19,533	24,371
3/21	25,049	20,272	24,789
4/21	27,136	21,364	26,476
5/21	27,164	21,465	26,110
6/21	28,740	22,003	27,748
7/21	29,670	22,460	28,662
8/21	30,685	23,110	29,734
9/21	29,088	22,048	28,069
10/21	31,096	23,578	30,500
11/21	30,443	23,262	30,686
12/21	30,760	24,204	31,335
1/22	27,910	22,840	28,646
2/22	26,251	22,213	27,429
3/22	26,827	22,962	28,502
4/22	23,348	20,916	25,060
5/22	23,257	20,884	24,478
6/22	23,917	20,917	25,244
8/22	22,636	20,114	24,068
9/22	21,287	19,717	22,998
10/22	22,712	20,783	24,046
11/22	21,279	19,575	22,205
12/22	23,110	20,887	24,056
1/23	22,240	20,390	23,770
2/23	23,156	21,035	25,395
3/23	23,682	21,296	25,646
4/23	24,155	21,395	26,814
5/23	25,933	22,840	28,648
6/23	26,673	23,625	29,613
7/23	26,787	23,212	29,347
9/23	25,254	22,121	27,751
10/23	25,246	21,587	27,356
11/23	28,527	23,603	30,338
12/23	29,717	24,768	31,682
1/24	30,503	25,113	32,472
2/24	32,044	26,469	34,688
3/24	32,692	27,318	35,298
4/24	31,289	26,155	33,801
5/24	32,326	27,387	35,825
6/24	33,539	28,294	38,240
7/24	33,783	28,705	37,590
8/24	34,417	29,386	38,373
9/24	35,004	30,014	39,460
10/24	34,531	29,804	39,329
11/24	37,064	31,723	41,880
12/24	36,084	30,839	42,250
1/25	37,756	31,820	43,085
2/25	36,474	31,264	41,538
3/25	34,492	29,454	38,038
4/25	35,248	29,279	38,712
5/25	37,541	31,148	42,137
6/25	39,118	32,726	44,824
7/25	40,551	33,453	46,516
8/25	40,161	34,157	47,036
9/25	40,097	35,341	49,535
10/25	40,423	36,104	51,334
11/25	39,763	36,192	50,404
12/25	39,341	36,194	50,092
1/26	38,576	36,692	49,334
2/26	36,291	36,496	47,678
3/26	34,284	34,681	45,194
4/26	38,509	38,185	50,570
5/26	39,781	40,133	54,212
6/26	37,620	39,928	52,760
7/26	39,322	39,788	50,250
8/26	40,287	40,910	52,124

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	0.32%	5.60%	14.95%
Class J Shares Including Sales Charge	-0.52%	5.60%	14.95%
Russell 1000 Index	19.77%	12.10%	15.13%
Russell 1000 Growth Index	10.82%	11.88%	17.95%

Performance Inception Date		Jun. 14, 2012
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		The Russell 1000 Index is the Fund's primary broad-based securities market index. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 6,905,834,000
Holdings Count | Holding		39
Advisory Fees Paid, Amount		$ 51,161,000
InvestmentCompanyPortfolioTurnover		29.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,905,834 Total Number of Portfolio Holdings39 Portfolio Turnover Rate 29.4% Total Advisory Fees Paid (amount in thousands)$51,161
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.48%
Investment Companies	0.07%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	32.97%
Communications	30.57%
Financial	21.08%
Industrial	10.60%
Consumer, Non-cyclical	3.07%
Consumer, Cyclical	1.85%
Basic Materials	0.34%
Money Market Funds	0.07%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000115413
Shareholder Report [Line Items]
Fund Name		Blue Chip Fund
Class Name		Institutional
Trading Symbol		PBCKX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$66	0.66%

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.66%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets in equity securities of companies with large market capitalizations that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund also invests in securities of foreign companies. Over the year, the Fund's investments benefited from strong company selection in consumer discretionary, where Amazon.com, Inc. and DoorDash, Inc. were among the top contributors to relative results versus the Russell 1000 Growth Index (“Index”). Amazon.com, Inc. reported accelerated growth in its cloud business, Amazon Web Services, as demand for AI-related compute continued to build. DoorDash, Inc. also delivered strong results, supported by expansion beyond restaurant delivery into newer verticals such as grocery and retail, which meaningfully increased its addressable market. These gains were offset by weaker company selection in information technology, where the Fund had less exposure to some of the market’s most powerful AI-led winners, including semiconductors, semiconductor equipment, and electrical components. Several software holdings also came under pressure, including Roper Technologies, Inc. and Cadence Design Systems, Inc., as investors questioned whether AI could increase competition or disrupt existing business models. Allocation to financial companies was another relative headwind, with alternative asset managers Brookfield Corp. and KKR & Co., Inc. detracting from performance. CoStar Group, Inc., a commercial real estate data and analytics provider, weighed on results as the company continued to absorb elevated investment spending tied to the buildout of its Homes.com business.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares at net asset value $41,003	Russell 1000 Index $40,910	Russell 1000 Growth Index $52,124
8/16	10,000	10,000	10,000
10/16	10,088	10,008	10,037
11/16	9,941	9,813	9,801
12/16	9,959	10,200	10,014
1/17	10,029	10,391	10,138
2/17	10,415	10,600	10,480
3/17	10,795	11,010	10,915
4/17	11,140	11,134	11,294
5/17	11,449	11,276	11,587
6/17	11,407	11,355	11,557
7/17	11,763	11,580	11,864
8/17	11,942	11,616	12,082
9/17	12,096	11,863	12,239
10/17	12,589	12,135	12,713
11/17	12,857	12,505	13,099
12/17	12,923	12,645	13,201
1/18	13,967	13,339	14,136
2/18	13,521	12,849	13,765
3/18	13,356	12,558	13,388
4/18	13,582	12,600	13,435
5/18	13,979	12,922	14,024
6/18	14,138	13,005	14,159
7/18	14,608	13,454	14,574
8/18	15,152	13,918	15,371
9/18	15,219	13,971	15,457
10/18	13,937	12,982	14,075
11/18	14,370	13,246	14,224
12/18	13,306	12,040	13,001
1/19	14,518	13,049	14,170
2/19	15,059	13,491	14,677
3/19	15,658	13,726	15,095
4/19	16,568	14,280	15,777
5/19	15,830	13,370	14,780
6/19	16,772	14,308	15,795
7/19	17,016	14,531	16,152
8/19	17,134	14,265	16,028
9/19	16,917	14,512	16,030
10/19	17,312	14,819	16,482
11/19	17,978	15,379	17,213
12/19	18,467	15,824	17,732
1/20	19,267	15,841	18,129
2/20	18,108	14,546	16,894
3/20	16,002	12,624	15,232
4/20	18,425	14,292	17,486
5/20	19,730	15,046	18,660
6/20	20,434	15,379	19,473
7/20	21,753	16,279	20,971
8/20	23,796	17,474	23,135
9/20	22,643	16,836	22,046
10/20	21,822	16,430	21,298
11/20	24,155	18,364	23,478
12/20	24,890	19,141	24,558
1/21	24,055	18,983	24,376
2/21	24,819	19,533	24,371
3/21	25,347	20,272	24,789
4/21	27,460	21,364	26,476
5/21	27,488	21,465	26,110
6/21	29,087	22,003	27,748
7/21	30,029	22,460	28,662
8/21	31,057	23,110	29,734
9/21	29,444	22,048	28,069
10/21	31,478	23,578	30,500
11/21	30,822	23,262	30,686
12/21	31,147	24,204	31,335
1/22	28,260	22,840	28,646
2/22	26,584	22,213	27,429
3/22	27,171	22,962	28,502
4/22	23,644	20,916	25,060
5/22	23,560	20,884	24,478
6/22	24,231	20,917	25,244
8/22	22,943	20,114	24,068
9/22	21,572	19,717	22,998
10/22	23,019	20,783	24,046
11/22	21,571	19,575	22,205
12/22	23,435	20,887	24,056
1/23	22,553	20,390	23,770
2/23	23,481	21,035	25,395
3/23	24,018	21,296	25,646
4/23	24,501	21,395	26,814
5/23	26,303	22,840	28,648
6/23	27,062	23,625	29,613
7/23	27,177	23,212	29,347
9/23	25,628	22,121	27,751
10/23	25,620	21,587	27,356
11/23	28,948	23,603	30,338
12/23	30,168	24,768	31,682
1/24	30,958	25,113	32,472
2/24	32,530	26,469	34,688
3/24	33,189	27,318	35,298
4/24	31,770	26,155	33,801
5/24	32,821	27,387	35,825
6/24	34,056	28,294	38,240
7/24	34,309	28,705	37,590
8/24	34,953	29,386	38,373
9/24	35,543	30,014	39,460
10/24	35,068	29,804	39,329
11/24	37,645	31,723	41,880
12/24	36,660	30,839	42,250
1/25	38,357	31,820	43,085
2/25	37,053	31,264	41,538
3/25	35,052	29,454	38,038
4/25	35,820	29,279	38,712
5/25	38,157	31,148	42,137
6/25	39,757	32,726	44,824
7/25	41,221	33,453	46,516
8/25	40,829	34,157	47,036
9/25	40,765	35,341	49,535
10/25	41,101	36,104	51,334
11/25	40,429	36,192	50,404
12/25	40,006	36,194	50,092
1/26	39,230	36,692	49,334
2/26	36,910	36,496	47,678
3/26	34,878	34,681	45,194
4/26	39,172	38,185	50,570
5/26	40,476	40,133	54,212
6/26	38,271	39,928	52,760
7/26	40,006	39,788	50,250
8/26	41,003	40,910	52,124

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-Year
Institutional Shares	0.43%	5.71%	15.15%
Russell 1000 Index	19.77%	12.10%	15.13%
Russell 1000 Growth Index	10.82%	11.88%	17.95%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		The Russell 1000 Index is the Fund's primary broad-based securities market index. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 6,905,834,000
Holdings Count | Holding		39
Advisory Fees Paid, Amount		$ 51,161,000
InvestmentCompanyPortfolioTurnover		29.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,905,834 Total Number of Portfolio Holdings39 Portfolio Turnover Rate 29.4% Total Advisory Fees Paid (amount in thousands)$51,161
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.48%
Investment Companies	0.07%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	32.97%
Communications	30.57%
Financial	21.08%
Industrial	10.60%
Consumer, Non-cyclical	3.07%
Consumer, Cyclical	1.85%
Basic Materials	0.34%
Money Market Funds	0.07%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000167694
Shareholder Report [Line Items]
Fund Name		Blue Chip Fund
Class Name		R-3
Trading Symbol		PGBEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$114	1.14%

Expenses Paid, Amount		$ 114
Expense Ratio, Percent		1.14%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets in equity securities of companies with large market capitalizations that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund also invests in securities of foreign companies. Over the year, the Fund's investments benefited from strong company selection in consumer discretionary, where Amazon.com, Inc. and DoorDash, Inc. were among the top contributors to relative results versus the Russell 1000 Growth Index (“Index”). Amazon.com, Inc. reported accelerated growth in its cloud business, Amazon Web Services, as demand for AI-related compute continued to build. DoorDash, Inc. also delivered strong results, supported by expansion beyond restaurant delivery into newer verticals such as grocery and retail, which meaningfully increased its addressable market. These gains were offset by weaker company selection in information technology, where the Fund had less exposure to some of the market’s most powerful AI-led winners, including semiconductors, semiconductor equipment, and electrical components. Several software holdings also came under pressure, including Roper Technologies, Inc. and Cadence Design Systems, Inc., as investors questioned whether AI could increase competition or disrupt existing business models. Allocation to financial companies was another relative headwind, with alternative asset managers Brookfield Corp. and KKR & Co., Inc. detracting from performance. CoStar Group, Inc., a commercial real estate data and analytics provider, weighed on results as the company continued to absorb elevated investment spending tied to the buildout of its Homes.com business.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	R-3 Shares at net asset value $39,056	Russell 1000 Index $40,910	Russell 1000 Growth Index $52,124
8/16	10,000	10,000	10,000
10/16	10,083	10,008	10,037
11/16	9,929	9,813	9,801
12/16	9,947	10,200	10,014
1/17	10,012	10,391	10,138
2/17	10,392	10,600	10,480
3/17	10,767	11,010	10,915
4/17	11,099	11,134	11,294
5/17	11,396	11,276	11,587
6/17	11,354	11,355	11,557
7/17	11,705	11,580	11,864
8/17	11,877	11,616	12,082
9/17	12,025	11,863	12,239
10/17	12,506	12,135	12,713
11/17	12,768	12,505	13,099
12/17	12,825	12,645	13,201
1/18	13,857	13,339	14,136
2/18	13,411	12,849	13,765
3/18	13,240	12,558	13,388
4/18	13,460	12,600	13,435
5/18	13,851	12,922	14,024
6/18	13,997	13,005	14,159
7/18	14,461	13,454	14,574
8/18	14,986	13,918	15,371
9/18	15,053	13,971	15,457
10/18	13,777	12,982	14,075
11/18	14,199	13,246	14,224
12/18	13,147	12,040	13,001
1/19	14,334	13,049	14,170
2/19	14,861	13,491	14,677
3/19	15,448	13,726	15,095
4/19	16,338	14,280	15,777
5/19	15,599	13,370	14,780
6/19	16,529	14,308	15,795
7/19	16,766	14,531	16,152
8/19	16,872	14,265	16,028
9/19	16,654	14,512	16,030
10/19	17,030	14,819	16,482
11/19	17,683	15,379	17,213
12/19	18,151	15,824	17,732
1/20	18,930	15,841	18,129
2/20	17,786	14,546	16,894
3/20	15,713	12,624	15,232
4/20	18,089	14,292	17,486
5/20	19,357	15,046	18,660
6/20	20,039	15,379	19,473
7/20	21,327	16,279	20,971
8/20	23,318	17,474	23,135
9/20	22,188	16,836	22,046
10/20	21,368	16,430	21,298
11/20	23,648	18,364	23,478
12/20	24,354	19,141	24,558
1/21	23,527	18,983	24,376
2/21	24,268	19,533	24,371
3/21	24,767	20,272	24,789
4/21	26,827	21,364	26,476
5/21	26,848	21,465	26,110
6/21	28,395	22,003	27,748
7/21	29,307	22,460	28,662
8/21	30,298	23,110	29,734
9/21	28,709	22,048	28,069
10/21	30,683	23,578	30,500
11/21	30,027	23,262	30,686
12/21	30,330	24,204	31,335
1/22	27,511	22,840	28,646
2/22	25,873	22,213	27,429
3/22	26,429	22,962	28,502
4/22	22,993	20,916	25,060
5/22	22,902	20,884	24,478
6/22	23,534	20,917	25,244
8/22	22,270	20,114	24,068
9/22	20,929	19,717	22,998
10/22	22,323	20,783	24,046
11/22	20,913	19,575	22,205
12/22	22,708	20,887	24,056
1/23	21,841	20,390	23,770
2/23	22,739	21,035	25,395
3/23	23,245	21,296	25,646
4/23	23,705	21,395	26,814
5/23	25,439	22,840	28,648
6/23	26,160	23,625	29,613
7/23	26,260	23,212	29,347
9/23	24,756	22,121	27,751
10/23	24,733	21,587	27,356
11/23	27,940	23,603	30,338
12/23	29,106	24,768	31,682
1/24	29,858	25,113	32,472
2/24	31,361	26,469	34,688
3/24	31,983	27,318	35,298
4/24	30,602	26,155	33,801
5/24	31,607	27,387	35,825
6/24	32,781	28,294	38,240
7/24	33,003	28,705	37,590
8/24	33,617	29,386	38,373
9/24	34,169	30,014	39,460
10/24	33,701	29,804	39,329
11/24	36,164	31,723	41,880
12/24	35,201	30,839	42,250
1/25	36,821	31,820	43,085
2/25	35,554	31,264	41,538
3/25	33,614	29,454	38,038
4/25	34,335	29,279	38,712
5/25	36,564	31,148	42,137
6/25	38,079	32,726	44,824
7/25	39,474	33,453	46,516
8/25	39,073	34,157	47,036
9/25	39,001	35,341	49,535
10/25	39,306	36,104	51,334
11/25	38,656	36,192	50,404
12/25	38,232	36,194	50,092
1/26	37,475	36,692	49,334
2/26	35,245	36,496	47,678
3/26	33,287	34,681	45,194
4/26	37,378	38,185	50,570
5/26	38,600	40,133	54,212
6/26	36,486	39,928	52,760
7/26	38,125	39,788	50,250
8/26	39,056	40,910	52,124

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-Year
R-3 Shares	-0.05%	5.21%	14.60%
Russell 1000 Index	19.77%	12.10%	15.13%
Russell 1000 Growth Index	10.82%	11.88%	17.95%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		The Russell 1000 Index is the Fund's primary broad-based securities market index. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 6,905,834,000
Holdings Count | Holding		39
Advisory Fees Paid, Amount		$ 51,161,000
InvestmentCompanyPortfolioTurnover		29.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,905,834 Total Number of Portfolio Holdings39 Portfolio Turnover Rate 29.4% Total Advisory Fees Paid (amount in thousands)$51,161
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.48%
Investment Companies	0.07%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	32.97%
Communications	30.57%
Financial	21.08%
Industrial	10.60%
Consumer, Non-cyclical	3.07%
Consumer, Cyclical	1.85%
Basic Materials	0.34%
Money Market Funds	0.07%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000167696
Shareholder Report [Line Items]
Fund Name		Blue Chip Fund
Class Name		R-5
Trading Symbol		PGBGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$83	0.83%

Expenses Paid, Amount		$ 83
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets in equity securities of companies with large market capitalizations that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund also invests in securities of foreign companies. Over the year, the Fund's investments benefited from strong company selection in consumer discretionary, where Amazon.com, Inc. and DoorDash, Inc. were among the top contributors to relative results versus the Russell 1000 Growth Index (“Index”). Amazon.com, Inc. reported accelerated growth in its cloud business, Amazon Web Services, as demand for AI-related compute continued to build. DoorDash, Inc. also delivered strong results, supported by expansion beyond restaurant delivery into newer verticals such as grocery and retail, which meaningfully increased its addressable market. These gains were offset by weaker company selection in information technology, where the Fund had less exposure to some of the market’s most powerful AI-led winners, including semiconductors, semiconductor equipment, and electrical components. Several software holdings also came under pressure, including Roper Technologies, Inc. and Cadence Design Systems, Inc., as investors questioned whether AI could increase competition or disrupt existing business models. Allocation to financial companies was another relative headwind, with alternative asset managers Brookfield Corp. and KKR & Co., Inc. detracting from performance. CoStar Group, Inc., a commercial real estate data and analytics provider, weighed on results as the company continued to absorb elevated investment spending tied to the buildout of its Homes.com business.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	R-5 Shares at net asset value $40,275	Russell 1000 Index $40,910	Russell 1000 Growth Index $52,124
8/16	10,000	10,000	10,000
10/16	10,082	10,008	10,037
11/16	9,929	9,813	9,801
12/16	9,953	10,200	10,014
1/17	10,018	10,391	10,138
2/17	10,403	10,600	10,480
3/17	10,777	11,010	10,915
4/17	11,121	11,134	11,294
5/17	11,418	11,276	11,587
6/17	11,383	11,355	11,557
7/17	11,739	11,580	11,864
8/17	11,911	11,616	12,082
9/17	12,059	11,863	12,239
10/17	12,552	12,135	12,713
11/17	12,813	12,505	13,099
12/17	12,876	12,645	13,201
1/18	13,913	13,339	14,136
2/18	13,474	12,849	13,765
3/18	13,303	12,558	13,388
4/18	13,529	12,600	13,435
5/18	13,925	12,922	14,024
6/18	14,078	13,005	14,159
7/18	14,548	13,454	14,574
8/18	15,078	13,918	15,371
9/18	15,151	13,971	15,457
10/18	13,864	12,982	14,075
11/18	14,297	13,246	14,224
12/18	13,241	12,040	13,001
1/19	14,439	13,049	14,170
2/19	14,972	13,491	14,677
3/19	15,572	13,726	15,095
4/19	16,467	14,280	15,777
5/19	15,736	13,370	14,780
6/19	16,671	14,308	15,795
7/19	16,915	14,531	16,152
8/19	17,027	14,265	16,028
9/19	16,809	14,512	16,030
10/19	17,198	14,819	16,482
11/19	17,856	15,379	17,213
12/19	18,342	15,824	17,732
1/20	19,134	15,841	18,129
2/20	17,977	14,546	16,894
3/20	15,884	12,624	15,232
4/20	18,294	14,292	17,486
5/20	19,574	15,046	18,660
6/20	20,277	15,379	19,473
7/20	21,578	16,279	20,971
8/20	23,609	17,474	23,135
9/20	22,466	16,836	22,046
10/20	21,647	16,430	21,298
11/20	23,953	18,364	23,478
12/20	24,679	19,141	24,558
1/21	23,846	18,983	24,376
2/21	24,601	19,533	24,371
3/21	25,121	20,272	24,789
4/21	27,207	21,364	26,476
5/21	27,235	21,465	26,110
6/21	28,816	22,003	27,748
7/21	29,749	22,460	28,662
8/21	30,760	23,110	29,734
9/21	29,158	22,048	28,069
10/21	31,173	23,578	30,500
11/21	30,518	23,262	30,686
12/21	30,836	24,204	31,335
1/22	27,970	22,840	28,646
2/22	26,312	22,213	27,429
3/22	26,882	22,962	28,502
4/22	23,400	20,916	25,060
5/22	23,309	20,884	24,478
6/22	23,971	20,917	25,244
8/22	22,686	20,114	24,068
9/22	21,325	19,717	22,998
10/22	22,754	20,783	24,046
11/22	21,324	19,575	22,205
12/22	23,161	20,887	24,056
1/23	22,281	20,390	23,770
2/23	23,200	21,035	25,395
3/23	23,728	21,296	25,646
4/23	24,202	21,395	26,814
5/23	25,978	22,840	28,648
6/23	26,720	23,625	29,613
7/23	26,835	23,212	29,347
9/23	25,297	22,121	27,751
10/23	25,289	21,587	27,356
11/23	28,573	23,603	30,338
12/23	29,767	24,768	31,682
1/24	30,547	25,113	32,472
2/24	32,086	26,469	34,688
3/24	32,737	27,318	35,298
4/24	31,328	26,155	33,801
5/24	32,369	27,387	35,825
6/24	33,578	28,294	38,240
7/24	33,816	28,705	37,590
8/24	34,451	29,386	38,373
9/24	35,033	30,014	39,460
10/24	34,558	29,804	39,329
11/24	37,092	31,723	41,880
12/24	36,116	30,839	42,250
1/25	37,786	31,820	43,085
2/25	36,492	31,264	41,538
3/25	34,519	29,454	38,038
4/25	35,269	29,279	38,712
5/25	37,562	31,148	42,137
6/25	39,128	32,726	44,824
7/25	40,566	33,453	46,516
8/25	40,174	34,157	47,036
9/25	40,111	35,341	49,535
10/25	40,430	36,104	51,334
11/25	39,767	36,192	50,404
12/25	39,344	36,194	50,092
1/26	38,576	36,692	49,334
2/26	36,292	36,496	47,678
3/26	34,286	34,681	45,194
4/26	38,509	38,185	50,570
5/26	39,776	40,133	54,212
6/26	37,607	39,928	52,760
7/26	39,306	39,788	50,250
8/26	40,275	40,910	52,124

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-Year
R-5 Shares	0.25%	5.54%	14.95%
Russell 1000 Index	19.77%	12.10%	15.13%
Russell 1000 Growth Index	10.82%	11.88%	17.95%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		The Russell 1000 Index is the Fund's primary broad-based securities market index. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 6,905,834,000
Holdings Count | Holding		39
Advisory Fees Paid, Amount		$ 51,161,000
InvestmentCompanyPortfolioTurnover		29.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,905,834 Total Number of Portfolio Holdings39 Portfolio Turnover Rate 29.4% Total Advisory Fees Paid (amount in thousands)$51,161
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.48%
Investment Companies	0.07%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	32.97%
Communications	30.57%
Financial	21.08%
Industrial	10.60%
Consumer, Non-cyclical	3.07%
Consumer, Cyclical	1.85%
Basic Materials	0.34%
Money Market Funds	0.07%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000176331
Shareholder Report [Line Items]
Fund Name		Blue Chip Fund
Class Name		R-6
Trading Symbol		PGBHX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$58	0.58%

Expenses Paid, Amount		$ 58
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets in equity securities of companies with large market capitalizations that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund also invests in securities of foreign companies. Over the year, the Fund's investments benefited from strong company selection in consumer discretionary, where Amazon.com, Inc. and DoorDash, Inc. were among the top contributors to relative results versus the Russell 1000 Growth Index (“Index”). Amazon.com, Inc. reported accelerated growth in its cloud business, Amazon Web Services, as demand for AI-related compute continued to build. DoorDash, Inc. also delivered strong results, supported by expansion beyond restaurant delivery into newer verticals such as grocery and retail, which meaningfully increased its addressable market. These gains were offset by weaker company selection in information technology, where the Fund had less exposure to some of the market’s most powerful AI-led winners, including semiconductors, semiconductor equipment, and electrical components. Several software holdings also came under pressure, including Roper Technologies, Inc. and Cadence Design Systems, Inc., as investors questioned whether AI could increase competition or disrupt existing business models. Allocation to financial companies was another relative headwind, with alternative asset managers Brookfield Corp. and KKR & Co., Inc. detracting from performance. CoStar Group, Inc., a commercial real estate data and analytics provider, weighed on results as the company continued to absorb elevated investment spending tied to the buildout of its Homes.com business.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	R-6 Shares at net asset value $41,325	Russell 1000 Index $40,910	Russell 1000 Growth Index $52,124
8/16	10,000	10,000	10,000
10/16	10,088	10,008	10,037
11/16	9,940	9,813	9,801
12/16	9,957	10,200	10,014
1/17	10,027	10,391	10,138
2/17	10,419	10,600	10,480
3/17	10,793	11,010	10,915
4/17	11,137	11,134	11,294
5/17	11,446	11,276	11,587
6/17	11,405	11,355	11,557
7/17	11,761	11,580	11,864
8/17	11,939	11,616	12,082
9/17	12,094	11,863	12,239
10/17	12,587	12,135	12,713
11/17	12,854	12,505	13,099
12/17	12,920	12,645	13,201
1/18	13,964	13,339	14,136
2/18	13,525	12,849	13,765
3/18	13,354	12,558	13,388
4/18	13,586	12,600	13,435
5/18	13,983	12,922	14,024
6/18	14,141	13,005	14,159
7/18	14,618	13,454	14,574
8/18	15,155	13,918	15,371
9/18	15,228	13,971	15,457
10/18	13,946	12,982	14,075
11/18	14,380	13,246	14,224
12/18	13,317	12,040	13,001
1/19	14,530	13,049	14,170
2/19	15,070	13,491	14,677
3/19	15,676	13,726	15,095
4/19	16,579	14,280	15,777
5/19	15,847	13,370	14,780
6/19	16,790	14,308	15,795
7/19	17,040	14,531	16,152
8/19	17,159	14,265	16,028
9/19	16,941	14,512	16,030
10/19	17,337	14,819	16,482
11/19	18,009	15,379	17,213
12/19	18,493	15,824	17,732
1/20	19,301	15,841	18,129
2/20	18,141	14,546	16,894
3/20	16,035	12,624	15,232
4/20	18,465	14,292	17,486
5/20	19,764	15,046	18,660
6/20	20,475	15,379	19,473
7/20	21,801	16,279	20,971
8/20	23,852	17,474	23,135
9/20	22,698	16,836	22,046
10/20	21,877	16,430	21,298
11/20	24,218	18,364	23,478
12/20	24,953	19,141	24,558
1/21	24,117	18,983	24,376
2/21	24,889	19,533	24,371
3/21	25,417	20,272	24,789
4/21	27,537	21,364	26,476
5/21	27,573	21,465	26,110
6/21	29,179	22,003	27,748
7/21	30,129	22,460	28,662
8/21	31,164	23,110	29,734
9/21	29,544	22,048	28,069
10/21	31,593	23,578	30,500
11/21	30,929	23,262	30,686
12/21	31,262	24,204	31,335
1/22	28,367	22,840	28,646
2/22	26,691	22,213	27,429
3/22	27,278	22,962	28,502
4/22	23,743	20,916	25,060
5/22	23,660	20,884	24,478
6/22	24,338	20,917	25,244
8/22	23,035	20,114	24,068
9/22	21,672	19,717	22,998
10/22	23,126	20,783	24,046
11/22	21,671	19,575	22,205
12/22	23,542	20,887	24,056
1/23	22,660	20,390	23,770
2/23	23,596	21,035	25,395
3/23	24,140	21,296	25,646
4/23	24,623	21,395	26,814
5/23	26,441	22,840	28,648
6/23	27,200	23,625	29,613
7/23	27,322	23,212	29,347
9/23	25,766	22,121	27,751
10/23	25,758	21,587	27,356
11/23	29,109	23,603	30,338
12/23	30,330	24,768	31,682
1/24	31,135	25,113	32,472
2/24	32,716	26,469	34,688
3/24	33,383	27,318	35,298
4/24	31,956	26,155	33,801
5/24	33,022	27,387	35,825
6/24	34,265	28,294	38,240
7/24	34,518	28,705	37,590
8/24	35,170	29,386	38,373
9/24	35,769	30,014	39,460
10/24	35,293	29,804	39,329
11/24	37,886	31,723	41,880
12/24	36,895	30,839	42,250
1/25	38,609	31,820	43,085
2/25	37,303	31,264	41,538
3/25	35,285	29,454	38,038
4/25	36,062	29,279	38,712
5/25	38,416	31,148	42,137
6/25	40,026	32,726	44,824
7/25	41,508	33,453	46,516
8/25	41,115	34,157	47,036
9/25	41,051	35,341	49,535
10/25	41,395	36,104	51,334
11/25	40,731	36,192	50,404
12/25	40,300	36,194	50,092
1/26	39,524	36,692	49,334
2/26	37,186	36,496	47,678
3/26	35,135	34,681	45,194
4/26	39,476	38,185	50,570
5/26	40,779	40,133	54,212
6/26	38,575	39,928	52,760
7/26	40,319	39,788	50,250
8/26	41,325	40,910	52,124

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	0.51%	5.81%	15.24%
Russell 1000 Index	19.77%	12.10%	15.13%
Russell 1000 Growth Index	10.82%	11.88%	17.95%

Performance Inception Date		Jun. 14, 2012
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		The Russell 1000 Index is the Fund's primary broad-based securities market index. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 6,905,834,000
Holdings Count | Holding		39
Advisory Fees Paid, Amount		$ 51,161,000
InvestmentCompanyPortfolioTurnover		29.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,905,834 Total Number of Portfolio Holdings39 Portfolio Turnover Rate 29.4% Total Advisory Fees Paid (amount in thousands)$51,161
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.48%
Investment Companies	0.07%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	32.97%
Communications	30.57%
Financial	21.08%
Industrial	10.60%
Consumer, Non-cyclical	3.07%
Consumer, Cyclical	1.85%
Basic Materials	0.34%
Money Market Funds	0.07%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000085837
Shareholder Report [Line Items]
Fund Name		Bond Market Index Fund
Class Name		Class J
Trading Symbol		PBIJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$42	0.42%

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.42%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets in investments designed to track the Bloomberg US Aggregate Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the fiscal year ending August 31, 2026, the Fund’s investments performed in line with the Index. The Fund uses a passive investment approach that tracks and replicates the risk and return characteristics of the Index, seeking to provide investment results that closely correspond, before expenses, to the performance of the Index. The top contributors to performance included slightly higher allocation compared to Index weight to investment grade corporate bonds, security specific impacts within U.S. Treasury securities, and slightly higher allocation compared to Index weight to mortgage-backed securities. The top detractors from performance for the fiscal year included security specific impacts within mortgage-backed securities, slightly higher allocation compared to Index weight to U.S. Treasury securities, and security specific impacts within investment grade corporate bonds.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class J Shares with maximum sales charge $10,857	Bloomberg US Aggregate Index $11,489
8/16	10,000	10,000
10/16	9,991	9,994
11/16	9,902	9,918
12/16	9,660	9,683
1/17	9,663	9,697
2/17	9,681	9,716
3/17	9,736	9,781
4/17	9,799	9,851
5/17	9,872	9,927
6/17	9,853	9,917
7/17	9,890	9,960
8/17	9,980	10,049
9/17	9,926	10,001
10/17	9,926	10,007
11/17	9,908	9,994
12/17	9,950	10,040
1/18	9,830	9,925
2/18	9,728	9,830
3/18	9,783	9,894
4/18	9,709	9,820
5/18	9,774	9,890
6/18	9,756	9,878
7/18	9,746	9,880
8/18	9,802	9,944
9/18	9,737	9,880
10/18	9,654	9,802
11/18	9,700	9,860
12/18	9,881	10,041
1/19	9,975	10,148
2/19	9,966	10,142
3/19	10,155	10,337
4/19	10,145	10,339
5/19	10,315	10,523
6/19	10,447	10,655
7/19	10,457	10,679
8/19	10,721	10,955
9/19	10,655	10,897
10/19	10,683	10,930
11/19	10,664	10,924
12/19	10,655	10,917
1/20	10,857	11,127
2/20	11,040	11,327
3/20	10,982	11,260
4/20	11,165	11,460
5/20	11,213	11,514
6/20	11,280	11,586
7/20	11,443	11,759
8/20	11,338	11,664
9/20	11,328	11,658
10/20	11,270	11,606
11/20	11,376	11,720
12/20	11,390	11,736
1/21	11,299	11,652
2/21	11,094	11,484
3/21	10,991	11,340
4/21	11,082	11,430
5/21	11,094	11,467
6/21	11,185	11,548
7/21	11,310	11,677
8/21	11,288	11,655
9/21	11,185	11,554
10/21	11,173	11,551
11/21	11,196	11,585
12/21	11,158	11,555
1/22	10,926	11,306
2/22	10,798	11,180
3/22	10,496	10,869
4/22	10,090	10,457
5/22	10,148	10,524
6/22	10,229	10,612
8/22	9,939	10,313
9/22	9,381	9,739
10/22	9,718	10,097
11/22	9,644	10,052
12/22	9,961	10,361
1/23	9,691	10,093
2/23	9,950	10,349
3/23	9,997	10,412
4/23	9,891	10,299
5/23	9,844	10,262
6/23	9,832	10,255
7/23	9,761	10,189
9/23	9,503	9,931
10/23	9,350	9,774
11/23	9,773	10,216
12/23	10,139	10,608
1/24	10,114	10,578
2/24	9,968	10,429
3/24	10,041	10,525
4/24	9,797	10,259
5/24	9,955	10,433
6/24	10,053	10,532
7/24	10,285	10,778
8/24	10,432	10,933
9/24	10,566	11,079
10/24	10,298	10,805
11/24	10,395	10,919
12/24	10,215	10,740
1/25	10,278	10,797
2/25	10,493	11,035
3/25	10,493	11,039
4/25	10,531	11,082
5/25	10,455	11,003
6/25	10,606	11,172
7/25	10,581	11,143
8/25	10,707	11,276
9/25	10,821	11,399
10/25	10,884	11,470
11/25	10,947	11,541
12/25	10,910	11,524
1/26	10,936	11,537
2/26	11,107	11,725
3/26	10,910	11,519
4/26	10,923	11,532
5/26	10,949	11,568
6/26	10,975	11,596
7/26	10,818	11,444
8/26	10,857	11,489

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	1.40%	-0.77%	0.83%
Class J Shares Including Sales Charge	0.43%	-0.77%	0.83%
Bloomberg US Aggregate Index	1.89%	-0.29%	1.40%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Aug. 31, 2025
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 3,167,674,000
Holdings Count | Holding		4,307
Advisory Fees Paid, Amount		$ 3,071,000
InvestmentCompanyPortfolioTurnover		34.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,167,674 Total Number of Portfolio Holdings4,307 Portfolio Turnover Rate 34.7% Total Advisory Fees Paid (amount in thousands)$3,071
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.76%
Bonds	26.81%
Investment Companies	2.40%
Municipal Bonds	0.08%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Government	49.68%
Mortgage Securities	24.49%
Financial	7.58%
Consumer, Non-cyclical	3.92%
Communications	2.57%
Utilities	2.42%
Technology	1.95%
Industrial	1.69%
Energy	1.66%
Money Market Funds	1.52%
Consumer, Cyclical	1.13%
Exchange-Traded Funds	0.88%
Basic Materials	0.48%
Revenue Bonds	0.04%
General Obligation Unlimited	0.03%
Insured	0.01%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2025, the Fund's management fees were changed. The management fee was reduced from 0.12% to 0.10% on the first $3 billion of net assets and from 0.10% to 0.09% on the next $3 billion of net assets. The remaining breakpoints in the fee schedule are unchanged.

Material Fund Change Expenses [Text Block]		Effective December 31, 2025, the Fund's management fees were changed. The management fee was reduced from 0.12% to 0.10% on the first $3 billion of net assets and from 0.10% to 0.09% on the next $3 billion of net assets. The remaining breakpoints in the fee schedule are unchanged.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000082026
Shareholder Report [Line Items]
Fund Name		Bond Market Index Fund
Class Name		Institutional
Trading Symbol		PNIIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.12%

Expenses Paid, Amount		$ 12
Expense Ratio, Percent		0.12%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets in investments designed to track the Bloomberg US Aggregate Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the fiscal year ending August 31, 2026, the Fund’s investments performed in line with the Index. The Fund uses a passive investment approach that tracks and replicates the risk and return characteristics of the Index, seeking to provide investment results that closely correspond, before expenses, to the performance of the Index. The top contributors to performance included slightly higher allocation compared to Index weight to investment grade corporate bonds, security specific impacts within U.S. Treasury securities, and slightly higher allocation compared to Index weight to mortgage-backed securities. The top detractors from performance for the fiscal year included security specific impacts within mortgage-backed securities, slightly higher allocation compared to Index weight to U.S. Treasury securities, and security specific impacts within investment grade corporate bonds.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares at net asset value $11,292	Bloomberg US Aggregate Index $11,489
8/16	10,000	10,000
10/16	9,991	9,994
11/16	9,912	9,918
12/16	9,666	9,683
1/17	9,679	9,697
2/17	9,697	9,716
3/17	9,760	9,781
4/17	9,822	9,851
5/17	9,903	9,927
6/17	9,885	9,917
7/17	9,929	9,960
8/17	10,019	10,049
9/17	9,965	10,001
10/17	9,974	10,007
11/17	9,956	9,994
12/17	9,999	10,040
1/18	9,880	9,925
2/18	9,789	9,830
3/18	9,844	9,894
4/18	9,771	9,820
5/18	9,844	9,890
6/18	9,825	9,878
7/18	9,825	9,880
8/18	9,889	9,944
9/18	9,825	9,880
10/18	9,743	9,802
11/18	9,798	9,860
12/18	9,980	10,041
1/19	10,083	10,148
2/19	10,073	10,142
3/19	10,270	10,337
4/19	10,270	10,339
5/19	10,448	10,523
6/19	10,580	10,655
7/19	10,599	10,679
8/19	10,871	10,955
9/19	10,814	10,897
10/19	10,842	10,930
11/19	10,833	10,924
12/19	10,825	10,917
1/20	11,036	11,127
2/20	11,228	11,327
3/20	11,180	11,260
4/20	11,362	11,460
5/20	11,420	11,514
6/20	11,487	11,586
7/20	11,651	11,759
8/20	11,554	11,664
9/20	11,545	11,658
10/20	11,487	11,606
11/20	11,603	11,720
12/20	11,613	11,736
1/21	11,522	11,652
2/21	11,329	11,484
3/21	11,226	11,340
4/21	11,317	11,430
5/21	11,340	11,467
6/21	11,431	11,548
7/21	11,556	11,677
8/21	11,534	11,655
9/21	11,431	11,554
10/21	11,431	11,551
11/21	11,454	11,585
12/21	11,419	11,555
1/22	11,187	11,306
2/22	11,059	11,180
3/22	10,745	10,869
4/22	10,338	10,457
5/22	10,407	10,524
6/22	10,489	10,612
8/22	10,198	10,313
9/22	9,628	9,739
10/22	9,977	10,097
11/22	9,904	10,052
12/22	10,235	10,361
1/23	9,963	10,093
2/23	10,223	10,349
3/23	10,282	10,412
4/23	10,176	10,299
5/23	10,141	10,262
6/23	10,129	10,255
7/23	10,058	10,189
9/23	9,798	9,931
10/23	9,632	9,774
11/23	10,081	10,216
12/23	10,454	10,608
1/24	10,442	10,578
2/24	10,282	10,429
3/24	10,368	10,525
4/24	10,109	10,259
5/24	10,282	10,433
6/24	10,380	10,532
7/24	10,627	10,778
8/24	10,774	10,933
9/24	10,922	11,079
10/24	10,651	10,805
11/24	10,762	10,919
12/24	10,575	10,740
1/25	10,639	10,797
2/25	10,869	11,035
3/25	10,869	11,039
4/25	10,907	11,082
5/25	10,831	11,003
6/25	10,996	11,172
7/25	10,971	11,143
8/25	11,098	11,276
9/25	11,213	11,399
10/25	11,290	11,470
11/25	11,354	11,541
12/25	11,318	11,524
1/26	11,345	11,537
2/26	11,530	11,725
3/26	11,331	11,519
4/26	11,345	11,532
5/26	11,371	11,568
6/26	11,398	11,596
7/26	11,252	11,444
8/26	11,292	11,489

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-Year
Institutional Shares	1.74%	-0.42%	1.22%
Bloomberg US Aggregate Index	1.89%	-0.29%	1.40%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Aug. 31, 2025
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 3,167,674,000
Holdings Count | Holding		4,307
Advisory Fees Paid, Amount		$ 3,071,000
InvestmentCompanyPortfolioTurnover		34.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,167,674 Total Number of Portfolio Holdings4,307 Portfolio Turnover Rate 34.7% Total Advisory Fees Paid (amount in thousands)$3,071
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.76%
Bonds	26.81%
Investment Companies	2.40%
Municipal Bonds	0.08%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Government	49.68%
Mortgage Securities	24.49%
Financial	7.58%
Consumer, Non-cyclical	3.92%
Communications	2.57%
Utilities	2.42%
Technology	1.95%
Industrial	1.69%
Energy	1.66%
Money Market Funds	1.52%
Consumer, Cyclical	1.13%
Exchange-Traded Funds	0.88%
Basic Materials	0.48%
Revenue Bonds	0.04%
General Obligation Unlimited	0.03%
Insured	0.01%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2025, the Fund's management fees were changed. The management fee was reduced from 0.12% to 0.10% on the first $3 billion of net assets and from 0.10% to 0.09% on the next $3 billion of net assets. The remaining breakpoints in the fee schedule are unchanged.

Material Fund Change Expenses [Text Block]		Effective December 31, 2025, the Fund's management fees were changed. The management fee was reduced from 0.12% to 0.10% on the first $3 billion of net assets and from 0.10% to 0.09% on the next $3 billion of net assets. The remaining breakpoints in the fee schedule are unchanged.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000082029
Shareholder Report [Line Items]
Fund Name		Bond Market Index Fund
Class Name		R-3
Trading Symbol		PBOIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$68	0.68%

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		0.68%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets in investments designed to track the Bloomberg US Aggregate Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the fiscal year ending August 31, 2026, the Fund’s investments performed in line with the Index. The Fund uses a passive investment approach that tracks and replicates the risk and return characteristics of the Index, seeking to provide investment results that closely correspond, before expenses, to the performance of the Index. The top contributors to performance included slightly higher allocation compared to Index weight to investment grade corporate bonds, security specific impacts within U.S. Treasury securities, and slightly higher allocation compared to Index weight to mortgage-backed securities. The top detractors from performance for the fiscal year included security specific impacts within mortgage-backed securities, slightly higher allocation compared to Index weight to U.S. Treasury securities, and security specific impacts within investment grade corporate bonds.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	R-3 Shares at net asset value $10,663	Bloomberg US Aggregate Index $11,489
8/16	10,000	10,000
10/16	9,982	9,994
11/16	9,892	9,918
12/16	9,651	9,683
1/17	9,659	9,697
2/17	9,668	9,716
3/17	9,731	9,781
4/17	9,786	9,851
5/17	9,858	9,927
6/17	9,840	9,917
7/17	9,876	9,960
8/17	9,958	10,049
9/17	9,904	10,001
10/17	9,904	10,007
11/17	9,886	9,994
12/17	9,920	10,040
1/18	9,800	9,925
2/18	9,698	9,830
3/18	9,754	9,894
4/18	9,680	9,820
5/18	9,745	9,890
6/18	9,726	9,878
7/18	9,717	9,880
8/18	9,772	9,944
9/18	9,708	9,880
10/18	9,624	9,802
11/18	9,671	9,860
12/18	9,844	10,041
1/19	9,939	10,148
2/19	9,929	10,142
3/19	10,118	10,337
4/19	10,108	10,339
5/19	10,278	10,523
6/19	10,410	10,655
7/19	10,428	10,679
8/19	10,692	10,955
9/19	10,626	10,897
10/19	10,645	10,930
11/19	10,636	10,924
12/19	10,617	10,917
1/20	10,818	11,127
2/20	11,000	11,327
3/20	10,952	11,260
4/20	11,135	11,460
5/20	11,173	11,514
6/20	11,240	11,586
7/20	11,394	11,759
8/20	11,298	11,664
9/20	11,278	11,658
10/20	11,221	11,606
11/20	11,326	11,720
12/20	11,328	11,736
1/21	11,237	11,652
2/21	11,044	11,484
3/21	10,942	11,340
4/21	11,021	11,430
5/21	11,033	11,467
6/21	11,112	11,548
7/21	11,237	11,677
8/21	11,203	11,655
9/21	11,101	11,554
10/21	11,089	11,551
11/21	11,123	11,585
12/21	11,069	11,555
1/22	10,839	11,306
2/22	10,712	11,180
3/22	10,412	10,869
4/22	10,009	10,457
5/22	10,067	10,524
6/22	10,147	10,612
8/22	9,860	10,313
9/22	9,295	9,739
10/22	9,629	10,097
11/22	9,555	10,052
12/22	9,869	10,361
1/23	9,602	10,093
2/23	9,846	10,349
3/23	9,904	10,412
4/23	9,788	10,299
5/23	9,741	10,262
6/23	9,730	10,255
7/23	9,660	10,189
9/23	9,404	9,931
10/23	9,253	9,774
11/23	9,672	10,216
12/23	10,028	10,608
1/24	10,004	10,578
2/24	9,859	10,429
3/24	9,931	10,525
4/24	9,678	10,259
5/24	9,835	10,433
6/24	9,931	10,532
7/24	10,160	10,778
8/24	10,293	10,933
9/24	10,426	11,079
10/24	10,160	10,805
11/24	10,257	10,919
12/24	10,089	10,740
1/25	10,139	10,797
2/25	10,351	11,035
3/25	10,351	11,039
4/25	10,388	11,082
5/25	10,301	11,003
6/25	10,450	11,172
7/25	10,425	11,143
8/25	10,537	11,276
9/25	10,649	11,399
10/25	10,712	11,470
11/25	10,774	11,541
12/25	10,740	11,524
1/26	10,753	11,537
2/26	10,933	11,725
3/26	10,727	11,519
4/26	10,740	11,532
5/26	10,766	11,568
6/26	10,778	11,596
7/26	10,637	11,444
8/26	10,663	11,489

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-Year
R-3 Shares	1.19%	-0.98%	0.64%
Bloomberg US Aggregate Index	1.89%	-0.29%	1.40%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Aug. 31, 2025
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 3,167,674,000
Holdings Count | Holding		4,307
Advisory Fees Paid, Amount		$ 3,071,000
InvestmentCompanyPortfolioTurnover		34.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,167,674 Total Number of Portfolio Holdings4,307 Portfolio Turnover Rate 34.7% Total Advisory Fees Paid (amount in thousands)$3,071
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.76%
Bonds	26.81%
Investment Companies	2.40%
Municipal Bonds	0.08%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Government	49.68%
Mortgage Securities	24.49%
Financial	7.58%
Consumer, Non-cyclical	3.92%
Communications	2.57%
Utilities	2.42%
Technology	1.95%
Industrial	1.69%
Energy	1.66%
Money Market Funds	1.52%
Consumer, Cyclical	1.13%
Exchange-Traded Funds	0.88%
Basic Materials	0.48%
Revenue Bonds	0.04%
General Obligation Unlimited	0.03%
Insured	0.01%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2025, the Fund's management fees were changed. The management fee was reduced from 0.12% to 0.10% on the first $3 billion of net assets and from 0.10% to 0.09% on the next $3 billion of net assets. The remaining breakpoints in the fee schedule are unchanged.

Material Fund Change Expenses [Text Block]		Effective December 31, 2025, the Fund's management fees were changed. The management fee was reduced from 0.12% to 0.10% on the first $3 billion of net assets and from 0.10% to 0.09% on the next $3 billion of net assets. The remaining breakpoints in the fee schedule are unchanged.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000082031
Shareholder Report [Line Items]
Fund Name		Bond Market Index Fund
Class Name		R-5
Trading Symbol		PBIQX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$37	0.37%

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.37%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets in investments designed to track the Bloomberg US Aggregate Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the fiscal year ending August 31, 2026, the Fund’s investments performed in line with the Index. The Fund uses a passive investment approach that tracks and replicates the risk and return characteristics of the Index, seeking to provide investment results that closely correspond, before expenses, to the performance of the Index. The top contributors to performance included slightly higher allocation compared to Index weight to investment grade corporate bonds, security specific impacts within U.S. Treasury securities, and slightly higher allocation compared to Index weight to mortgage-backed securities. The top detractors from performance for the fiscal year included security specific impacts within mortgage-backed securities, slightly higher allocation compared to Index weight to U.S. Treasury securities, and security specific impacts within investment grade corporate bonds.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	R-5 Shares at net asset value $11,002	Bloomberg US Aggregate Index $11,489
8/16	10,000	10,000
10/16	9,982	9,994
11/16	9,902	9,918
12/16	9,662	9,683
1/17	9,669	9,697
2/17	9,687	9,716
3/17	9,750	9,781
4/17	9,804	9,851
5/17	9,877	9,927
6/17	9,868	9,917
7/17	9,904	9,960
8/17	9,994	10,049
9/17	9,940	10,001
10/17	9,940	10,007
11/17	9,922	9,994
12/17	9,968	10,040
1/18	9,847	9,925
2/18	9,755	9,830
3/18	9,811	9,894
4/18	9,737	9,820
5/18	9,801	9,890
6/18	9,783	9,878
7/18	9,783	9,880
8/18	9,838	9,944
9/18	9,774	9,880
10/18	9,690	9,802
11/18	9,746	9,860
12/18	9,920	10,041
1/19	10,015	10,148
2/19	10,015	10,142
3/19	10,204	10,337
4/19	10,194	10,339
5/19	10,374	10,523
6/19	10,496	10,655
7/19	10,525	10,679
8/19	10,789	10,955
9/19	10,723	10,897
10/19	10,751	10,930
11/19	10,742	10,924
12/19	10,733	10,917
1/20	10,935	11,127
2/20	11,128	11,327
3/20	11,080	11,260
4/20	11,263	11,460
5/20	11,312	11,514
6/20	11,379	11,586
7/20	11,534	11,759
8/20	11,437	11,664
9/20	11,428	11,658
10/20	11,370	11,606
11/20	11,476	11,720
12/20	11,490	11,736
1/21	11,399	11,652
2/21	11,204	11,484
3/21	11,101	11,340
4/21	11,181	11,430
5/21	11,204	11,467
6/21	11,284	11,548
7/21	11,410	11,677
8/21	11,387	11,655
9/21	11,284	11,554
10/21	11,273	11,551
11/21	11,307	11,585
12/21	11,263	11,555
1/22	11,030	11,306
2/22	10,902	11,180
3/22	10,599	10,869
4/22	10,191	10,457
5/22	10,249	10,524
6/22	10,331	10,612
8/22	10,039	10,313
9/22	9,479	9,739
10/22	9,829	10,097
11/22	9,753	10,052
12/22	10,072	10,361
1/23	9,800	10,093
2/23	10,048	10,349
3/23	10,107	10,412
4/23	10,001	10,299
5/23	9,965	10,262
6/23	9,942	10,255
7/23	9,883	10,189
9/23	9,623	9,931
10/23	9,457	9,774
11/23	9,894	10,216
12/23	10,266	10,608
1/24	10,241	10,578
2/24	10,094	10,429
3/24	10,167	10,525
4/24	9,922	10,259
5/24	10,081	10,433
6/24	10,180	10,532
7/24	10,413	10,778
8/24	10,561	10,933
9/24	10,696	11,079
10/24	10,426	10,805
11/24	10,536	10,919
12/24	10,355	10,740
1/25	10,406	10,797
2/25	10,635	11,035
3/25	10,635	11,039
4/25	10,673	11,082
5/25	10,584	11,003
6/25	10,749	11,172
7/25	10,724	11,143
8/25	10,838	11,276
9/25	10,966	11,399
10/25	11,029	11,470
11/25	11,093	11,541
12/25	11,055	11,524
1/26	11,081	11,537
2/26	11,253	11,725
3/26	11,055	11,519
4/26	11,068	11,532
5/26	11,094	11,568
6/26	11,121	11,596
7/26	10,962	11,444
8/26	11,002	11,489

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-Year
R-5 Shares	1.51%	-0.69%	0.96%
Bloomberg US Aggregate Index	1.89%	-0.29%	1.40%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Aug. 31, 2025
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 3,167,674,000
Holdings Count | Holding		4,307
Advisory Fees Paid, Amount		$ 3,071,000
InvestmentCompanyPortfolioTurnover		34.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,167,674 Total Number of Portfolio Holdings4,307 Portfolio Turnover Rate 34.7% Total Advisory Fees Paid (amount in thousands)$3,071
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.76%
Bonds	26.81%
Investment Companies	2.40%
Municipal Bonds	0.08%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Government	49.68%
Mortgage Securities	24.49%
Financial	7.58%
Consumer, Non-cyclical	3.92%
Communications	2.57%
Utilities	2.42%
Technology	1.95%
Industrial	1.69%
Energy	1.66%
Money Market Funds	1.52%
Consumer, Cyclical	1.13%
Exchange-Traded Funds	0.88%
Basic Materials	0.48%
Revenue Bonds	0.04%
General Obligation Unlimited	0.03%
Insured	0.01%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2025, the Fund's management fees were changed. The management fee was reduced from 0.12% to 0.10% on the first $3 billion of net assets and from 0.10% to 0.09% on the next $3 billion of net assets. The remaining breakpoints in the fee schedule are unchanged.

Material Fund Change Expenses [Text Block]		Effective December 31, 2025, the Fund's management fees were changed. The management fee was reduced from 0.12% to 0.10% on the first $3 billion of net assets and from 0.10% to 0.09% on the next $3 billion of net assets. The remaining breakpoints in the fee schedule are unchanged.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000129138
Shareholder Report [Line Items]
Fund Name		Capital Securities Fund
Class Name		Class S
Trading Symbol		PCSFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Capital Securities Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$0	0.00%

Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets in capital securities. It may invest up to 100% of its assets in below investment grade (sometimes called "junk") preferred securities, which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global. The Fund concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance, and commercial finance) within the U.S. and non-U.S. (foreign) financial services sector. The bond market spent the first four months of the fiscal year in an easing cycle and the final eight in a pause. The Fed cut rates by 25 basis points (bps) in September, October, and December bringing the target rate to 3.50%-3.75%, with the September move described as a "risk management cut" in response to sharply revised payrolls. Policy remained on hold through August, even as the bond market began pricing in hikes. Rates did not follow the Fed lower: the 5 year U.S. Treasury yield rose about 75bps to 4.50%, driven primarily by real rates, which climbed from 1.29% to 2.15%, while 5 year breakevens edged lower to 2.35%. Supply and term premium, rather than inflation expectations, drove the move. Spreads tightened into January, widened sharply in March when conflict with Iran pushed oil over $100 and the CBOE Volatility Index above 30. Hybrid prices had their worst month in two and a half years, then snapped back in April on a 10% equity rally and re-tightened through the summer. Allocation and security selection within banking and insurance industries were the primary contributors to Fund investment performance in absolute terms and relative to the ICE BofA US All Capital Securities Index. REITS and telecommunications contributed positively but underweights in each detracted from relative Index performance. An out-of-index allocation to ETFs detracted. Elevated real rates and resilient risk sentiment continue to keep U.S. Treasury yields high and credit spreads tighter than average.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class S Shares at net asset value $16,531	Bloomberg Global Aggregate Index $10,348	ICE BofA US All Capital Securities Index $14,861
8/16	10,000	10,000	10,000
10/16	10,000	10,055	9,949
11/16	10,089	9,776	9,948
12/16	9,917	9,388	9,642
1/17	9,990	9,344	9,686
2/17	10,177	9,450	9,892
3/17	10,356	9,494	10,080
4/17	10,561	9,616	10,269
5/17	10,721	9,765	10,376
6/17	10,840	9,757	10,485
7/17	10,944	9,921	10,565
8/17	10,962	10,019	10,605
9/17	11,010	9,929	10,642
10/17	11,121	9,891	10,682
11/17	11,103	10,001	10,690
12/17	11,146	10,035	10,709
1/18	11,173	10,155	10,592
2/18	11,081	10,065	10,595
3/18	11,009	10,172	10,580
4/18	11,016	10,009	10,527
5/18	10,911	9,933	10,557
6/18	10,881	9,889	10,604
7/18	10,993	9,872	10,671
8/18	11,057	9,883	10,775
9/18	11,041	9,798	10,716
10/18	10,927	9,688	10,556
11/18	10,759	9,718	10,364
12/18	10,632	9,915	10,233
1/19	10,999	10,066	10,761
2/19	11,165	10,008	10,941
3/19	11,284	10,133	11,084
4/19	11,486	10,103	11,236
5/19	11,492	10,240	11,273
6/19	11,729	10,467	11,465
7/19	11,872	10,438	11,657
8/19	11,984	10,650	11,769
9/19	12,097	10,542	11,847
10/19	12,287	10,612	11,965
11/19	12,361	10,532	11,966
12/19	12,484	10,593	12,114
1/20	12,665	10,728	12,261
2/20	12,543	10,801	11,998
3/20	10,896	10,559	10,725
4/20	11,799	10,766	11,553
5/20	12,045	10,813	11,773
6/20	12,218	10,909	11,792
7/20	12,625	11,257	12,273
8/20	12,873	11,240	12,491
9/20	12,819	11,199	12,391
10/20	12,902	11,210	12,469
11/20	13,291	11,414	12,838
12/20	13,443	11,567	13,038
1/21	13,465	11,465	12,941
2/21	13,463	11,268	12,835
3/21	13,473	11,051	12,984
4/21	13,662	11,191	13,151
5/21	13,711	11,296	13,228
6/21	13,834	11,196	13,405
7/21	13,931	11,345	13,463
8/21	14,002	11,298	13,489
9/21	13,998	11,097	13,486
10/21	13,943	11,071	13,474
11/21	13,817	11,038	13,287
12/21	13,946	11,023	13,484
1/22	13,702	10,797	13,153
2/22	13,325	10,669	12,736
3/22	13,214	10,344	12,630
4/22	12,834	9,777	12,090
5/22	12,657	9,804	12,124
6/22	12,708	9,691	12,227
8/22	12,568	9,308	11,945
9/22	11,939	8,769	11,209
10/22	12,203	9,182	11,614
11/22	12,363	9,232	11,482
12/22	13,033	9,535	12,474
1/23	12,850	9,218	12,235
2/23	12,016	9,509	11,654
3/23	12,169	9,551	11,833
4/23	12,123	9,365	11,695
5/23	12,264	9,364	11,811
6/23	12,563	9,429	12,000
7/23	12,503	9,300	11,923
9/23	12,431	9,028	11,787
10/23	12,228	8,920	11,432
11/23	12,774	9,370	12,161
12/23	13,206	9,759	12,549
1/24	13,500	9,625	12,876
2/24	13,572	9,504	12,986
3/24	13,793	9,556	13,119
4/24	13,702	9,315	12,849
5/24	13,927	9,437	13,100
6/24	14,048	9,451	13,181
7/24	14,244	9,712	13,312
8/24	14,444	9,941	13,658
9/24	14,676	10,111	13,986
10/24	14,678	9,772	13,878
11/24	14,774	9,805	13,940
12/24	14,809	9,595	13,755
1/25	14,938	9,649	13,844
2/25	15,049	9,787	13,995
3/25	15,067	9,847	13,835
4/25	14,974	10,137	13,698
5/25	15,232	10,101	13,856
6/25	15,448	10,292	14,090
7/25	15,558	10,139	14,257
8/25	15,673	10,286	14,428
9/25	15,852	10,354	14,644
10/25	15,953	10,327	14,677
11/25	15,994	10,351	14,627
12/25	16,135	10,378	14,686
1/26	16,231	10,475	14,845
2/26	16,360	10,593	14,939
3/26	16,056	10,267	14,593
4/26	16,341	10,395	14,881
5/26	16,423	10,430	14,906
6/26	16,524	10,356	14,919
7/26	16,441	10,301	14,848
8/26	16,531	10,348	14,861

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-Year
Class S Shares	5.47%	3.38%	5.15%
Bloomberg Global Aggregate Index	0.60%	-1.74%	0.34%
ICE BofA US All Capital Securities Index	3.00%	1.96%	4.04%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		The Bloomberg Global Aggregate Index is the Fund's primary broad-based securities market index. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 796,306,000
Holdings Count | Holding		181
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		26.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$796,306 Total Number of Portfolio Holdings181 Portfolio Turnover Rate 26.8% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	97.23%
Preferred Stocks	1.60%
Investment Companies	1.34%
Other Assets and Liabilities	(0.17)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	79.75%
Utilities	8.60%
Energy	7.04%
Government	1.70%
Money Market Funds	1.34%
Consumer, Non-cyclical	0.88%
Communications	0.86%
Other Assets and Liabilities	(0.17)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000085834
Shareholder Report [Line Items]
Fund Name		Diversified Real Asset Fund
Class Name		Class A
Trading Symbol		PRDAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.21%

Expenses Paid, Amount		$ 133
Expense Ratio, Percent		1.21%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a long-term total return in excess of inflation. Under normal circumstances, the Fund invests at least 80% of its net assets in investments related to real assets and real asset companies. It allocates its assets among general investment categories related to real assets, which include tangible assets and investments that are expected to perform well in periods of rising or high inflation, such as the following: infrastructure, natural resources, commodities, and real estate. For the year ending August 31, 2026, the Fund’s investments delivered attractive performance in excess of inflation. Performance was driven by strong results in both the natural resources and commodities allocations, in large part because of higher commodity prices in the wake of geopolitical conflict. Russia’s full-scale invasion of Ukraine is now in its fifth year, and early 2026 brought a new war as Israel and the U.S. began a conflict with Iran in late February. Both of these wars have had effects on global energy prices, which have driven prices for commodities and commodity-sensitive equities higher. Strong manager results also contributed to performance. This was especially true for ClearBridge Investments (North America) Pty Limited in their global infrastructure portfolio and for Newton Investment Management North America LLC in their global natural resources portfolio, as both managers outperformed their benchmarks through good security selection. Global infrastructure and global real estate securities also contributed to performance during the year, but to a lesser extent. Performance suffered from being underweight in commodities in the first quarter of 2026, and from a small allocation to timber-focused equities which underperformed broad natural resource equities during the year. The Fund utilizes derivatives primarily through ownership of commodity futures; this exposure contributed to performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A Shares with maximum sales charge $17,380	MSCI ACWI Index NTR $32,693	S&P Global Infrastructure Index NTR $21,090
8/16	9,626	10,000	10,000
10/16	9,713	10,061	10,174
11/16	9,513	9,891	9,885
12/16	9,461	9,966	9,475
1/17	9,615	10,181	9,739
2/17	9,819	10,459	9,868
3/17	9,935	10,753	10,155
4/17	9,980	11,054	10,669
5/17	9,989	11,298	11,103
6/17	9,997	11,349	11,085
7/17	10,220	11,667	11,450
8/17	10,264	11,711	11,626
9/17	10,300	11,938	11,412
10/17	10,353	12,185	11,517
11/17	10,371	12,421	11,709
12/17	10,546	12,622	11,596
1/18	10,764	13,334	11,727
2/18	10,356	12,774	10,933
3/18	10,392	12,491	10,935
4/18	10,610	12,620	11,200
5/18	10,655	12,635	10,980
6/18	10,637	12,567	11,181
7/18	10,719	12,946	11,377
8/18	10,610	13,048	11,093
9/18	10,601	13,104	10,980
10/18	10,120	12,122	10,544
11/18	10,102	12,300	10,736
12/18	9,679	11,433	10,393
1/19	10,314	12,336	11,297
2/19	10,370	12,666	11,554
3/19	10,510	12,825	11,831
4/19	10,576	13,258	11,969
5/19	10,286	12,472	11,786
6/19	10,660	13,289	12,415
7/19	10,557	13,327	12,164
8/19	10,492	13,011	12,201
9/19	10,623	13,285	12,459
10/19	10,753	13,649	12,646
11/19	10,753	13,982	12,538
12/19	11,098	14,474	13,070
1/20	10,965	14,314	13,275
2/20	10,414	13,158	12,000
3/20	8,920	11,382	9,239
4/20	9,482	12,601	10,108
5/20	9,757	13,149	10,639
6/20	9,910	13,569	10,498
7/20	10,328	14,287	10,807
8/20	10,585	15,161	10,978
9/20	10,375	14,672	10,641
10/20	10,318	14,316	10,523
11/20	11,089	16,080	11,873
12/20	11,490	16,827	12,221
1/21	11,471	16,751	11,957
2/21	11,738	17,138	12,042
3/21	11,957	17,596	12,564
4/21	12,424	18,366	13,004
5/21	12,710	18,651	13,065
6/21	12,681	18,897	12,830
7/21	12,805	19,027	12,948
8/21	12,891	19,504	13,174
9/21	12,853	18,698	12,996
10/21	13,303	19,652	13,462
11/21	12,912	19,179	12,735
12/21	13,438	19,946	13,570
1/22	13,407	18,967	13,428
2/22	13,600	18,477	13,755
3/22	14,194	18,877	14,557
4/22	13,827	17,366	14,075
5/22	13,980	17,386	14,578
6/22	13,330	17,033	13,972
8/22	13,013	16,406	13,751
9/22	12,233	15,730	12,732
10/22	12,955	16,950	13,750
11/22	12,555	16,283	13,436
12/22	13,079	17,451	14,106
1/23	12,589	16,950	13,623
2/23	12,700	17,473	13,937
3/23	12,838	17,724	14,295
4/23	12,254	17,534	13,484
5/23	12,598	18,553	13,879
6/23	12,932	19,232	14,152
7/23	12,540	18,694	13,479
9/23	12,085	17,921	12,838
10/23	11,854	17,382	12,448
11/23	12,456	18,987	13,646
12/23	12,921	19,898	14,213
1/24	12,606	20,015	13,759
2/24	12,618	20,874	13,749
3/24	13,112	21,529	14,372
4/24	12,878	20,819	14,291
5/24	13,311	21,665	15,168
6/24	13,065	22,147	14,707
7/24	13,443	22,504	15,347
8/24	13,702	23,076	16,046
9/24	14,053	23,612	16,648
10/24	13,686	23,082	16,433
11/24	13,934	23,945	16,981
12/24	13,266	23,379	16,210
1/25	13,516	24,163	16,578
2/25	13,599	24,018	16,588
3/25	13,682	23,069	16,925
4/25	13,682	23,284	17,539
5/25	13,969	24,622	18,289
6/25	14,212	25,728	18,626
7/25	14,128	26,077	18,646
8/25	14,548	26,721	19,000
9/25	14,795	27,689	19,278
10/25	14,759	28,309	19,224
11/25	15,174	28,305	19,847
12/25	15,163	28,601	19,701
1/26	16,040	29,449	20,692
2/26	17,251	29,827	22,217
3/26	16,744	27,685	21,300
4/26	17,376	30,502	21,875
5/26	17,017	32,075	21,331
6/26	16,608	31,818	21,572
7/26	17,082	31,842	21,598
8/26	17,380	32,693	21,090

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	19.46%	6.16%	6.09%
Class A Shares Including Sales Charge	15.01%	5.35%	5.68%
MSCI ACWI Index NTR	22.35%	10.88%	12.58%
S&P Global Infrastructure Index NTR	11.00%	9.87%	7.75%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		The MSCI ACWI Index NTR is the Fund's primary broad-based securities market index. The Fund uses a blended benchmark, Diversified Real Asset Index (Linked). The largest component of the blended benchmark, S&P Global Infrastructure Index NTR, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Real Asset Index (Linked) are as follows: 35% S&P Global Infrastructure Index NTR, 25% FTSE EPRA Nareit Developed Net Tax Index, 20% S&P Global Natural Resources Index NTR, and 20% Bloomberg Commodity Index TR.
Material Change Date			Aug. 31, 2025
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 2,654,642,000
Holdings Count | Holding		462
Advisory Fees Paid, Amount		$ 19,535,000
InvestmentCompanyPortfolioTurnover		99.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,654,642 Total Number of Portfolio Holdings462 Portfolio Turnover Rate 99.6% Total Advisory Fees Paid (amount in thousands)$19,535
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	72.65%
U.S. Government & Government Agency Obligations	19.40%
Investment Companies	10.73%
Senior Floating Rate Interests	0.00%
Other Assets and LiabilitiesFootnote Reference*	(2.78)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	21.50%
Government	19.40%
Energy	14.61%
Utilities	14.47%
Basic Materials	9.93%
Industrial	8.73%
Exchange-Traded Funds	6.79%
Money Market Funds	3.47%
Consumer, Non-cyclical	2.82%
Closed-End Funds	0.47%
Communications	0.37%
Consumer, Cyclical	0.22%
Technology	0.00%
Other Assets and LiabilitiesFootnote Reference*	(2.78)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 15, 2026, BlackRock Financial Management, Inc. was terminated as a sub-advisor. Effective April 30, 2026, Nomura Investments Fund Advisers was terminated as a sub-advisor.

Material Fund Change Adviser [Text Block]		Effective January 15, 2026, BlackRock Financial Management, Inc. was terminated as a sub-advisor. Effective April 30, 2026, Nomura Investments Fund Advisers was terminated as a sub-advisor.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000085836
Shareholder Report [Line Items]
Fund Name		Diversified Real Asset Fund
Class Name		Institutional
Trading Symbol		PDRDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$92	0.84%

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.84%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a long-term total return in excess of inflation. Under normal circumstances, the Fund invests at least 80% of its net assets in investments related to real assets and real asset companies. It allocates its assets among general investment categories related to real assets, which include tangible assets and investments that are expected to perform well in periods of rising or high inflation, such as the following: infrastructure, natural resources, commodities, and real estate. For the year ending August 31, 2026, the Fund’s investments delivered attractive performance in excess of inflation. Performance was driven by strong results in both the natural resources and commodities allocations, in large part because of higher commodity prices in the wake of geopolitical conflict. Russia’s full-scale invasion of Ukraine is now in its fifth year, and early 2026 brought a new war as Israel and the U.S. began a conflict with Iran in late February. Both of these wars have had effects on global energy prices, which have driven prices for commodities and commodity-sensitive equities higher. Strong manager results also contributed to performance. This was especially true for ClearBridge Investments (North America) Pty Limited in their global infrastructure portfolio and for Newton Investment Management North America LLC in their global natural resources portfolio, as both managers outperformed their benchmarks through good security selection. Global infrastructure and global real estate securities also contributed to performance during the year, but to a lesser extent. Performance suffered from being underweight in commodities in the first quarter of 2026, and from a small allocation to timber-focused equities which underperformed broad natural resource equities during the year. The Fund utilizes derivatives primarily through ownership of commodity futures; this exposure contributed to performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares at net asset value $18,756	MSCI ACWI Index NTR $32,693	S&P Global Infrastructure Index NTR $21,090
8/16	10,000	10,000	10,000
10/16	10,099	10,061	10,174
11/16	9,892	9,891	9,885
12/16	9,847	9,966	9,475
1/17	10,003	10,181	9,739
2/17	10,225	10,459	9,868
3/17	10,345	10,753	10,155
4/17	10,401	11,054	10,669
5/17	10,420	11,298	11,103
6/17	10,429	11,349	11,085
7/17	10,660	11,667	11,450
8/17	10,716	11,711	11,626
9/17	10,753	11,938	11,412
10/17	10,809	12,185	11,517
11/17	10,827	12,421	11,709
12/17	11,020	12,622	11,596
1/18	11,248	13,334	11,727
2/18	10,831	12,774	10,933
3/18	10,869	12,491	10,935
4/18	11,096	12,620	11,200
5/18	11,153	12,635	10,980
6/18	11,134	12,567	11,181
7/18	11,219	12,946	11,377
8/18	11,115	13,048	11,093
9/18	11,106	13,104	10,980
10/18	10,604	12,122	10,544
11/18	10,585	12,300	10,736
12/18	10,150	11,433	10,393
1/19	10,817	12,336	11,297
2/19	10,875	12,666	11,554
3/19	11,032	12,825	11,831
4/19	11,101	13,258	11,969
5/19	10,797	12,472	11,786
6/19	11,199	13,289	12,415
7/19	11,091	13,327	12,164
8/19	11,022	13,011	12,201
9/19	11,159	13,285	12,459
10/19	11,306	13,649	12,646
11/19	11,306	13,982	12,538
12/19	11,674	14,474	13,070
1/20	11,543	14,314	13,275
2/20	10,972	13,158	12,000
3/20	9,397	11,382	9,239
4/20	9,989	12,601	10,108
5/20	10,280	13,149	10,639
6/20	10,450	13,569	10,498
7/20	10,892	14,287	10,807
8/20	11,172	15,161	10,978
9/20	10,952	14,672	10,641
10/20	10,892	14,316	10,523
11/20	11,704	16,080	11,873
12/20	12,138	16,827	12,221
1/21	12,118	16,751	11,957
2/21	12,400	17,138	12,042
3/21	12,642	17,596	12,564
4/21	13,136	18,366	13,004
5/21	13,438	18,651	13,065
6/21	13,418	18,897	12,830
7/21	13,559	19,027	12,948
8/21	13,650	19,504	13,174
9/21	13,609	18,698	12,996
10/21	14,096	19,652	13,462
11/21	13,692	19,179	12,735
12/21	14,242	19,946	13,570
1/22	14,210	18,967	13,428
2/22	14,425	18,477	13,755
3/22	15,055	18,877	14,557
4/22	14,676	17,366	14,075
5/22	14,849	17,386	14,578
6/22	14,161	17,033	13,972
8/22	13,835	16,406	13,751
9/22	13,018	15,730	12,732
10/22	13,776	16,950	13,750
11/22	13,365	16,283	13,436
12/22	13,924	17,451	14,106
1/23	13,401	16,950	13,623
2/23	13,532	17,473	13,937
3/23	13,678	17,724	14,295
4/23	13,055	17,534	13,484
5/23	13,425	18,553	13,879
6/23	13,794	19,232	14,152
7/23	13,376	18,694	13,479
9/23	12,891	17,921	12,838
10/23	12,644	17,382	12,448
11/23	13,300	18,987	13,646
12/23	13,798	19,898	14,213
1/24	13,474	20,015	13,759
2/24	13,486	20,874	13,749
3/24	14,016	21,529	14,372
4/24	13,765	20,819	14,291
5/24	14,241	21,665	15,168
6/24	13,979	22,147	14,707
7/24	14,383	22,504	15,347
8/24	14,661	23,076	16,046
9/24	15,051	23,612	16,648
10/24	14,669	23,082	16,433
11/24	14,936	23,945	16,981
12/24	14,223	23,379	16,210
1/25	14,491	24,163	16,578
2/25	14,593	24,018	16,588
3/25	14,682	23,069	16,925
4/25	14,682	23,284	17,539
5/25	15,002	24,622	18,289
6/25	15,253	25,728	18,626
7/25	15,175	26,077	18,646
8/25	15,627	26,721	19,000
9/25	15,907	27,689	19,278
10/25	15,868	28,309	19,224
11/25	16,314	28,305	19,847
12/25	16,305	28,601	19,701
1/26	17,264	29,449	20,692
2/26	18,570	29,827	22,217
3/26	18,024	27,685	21,300
4/26	18,720	30,502	21,875
5/26	18,332	32,075	21,331
6/26	17,895	31,818	21,572
7/26	18,419	31,842	21,598
8/26	18,756	32,693	21,090

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-Year
Institutional Shares	20.02%	6.56%	6.49%
MSCI ACWI Index NTR	22.35%	10.88%	12.58%
S&P Global Infrastructure Index NTR	11.00%	9.87%	7.75%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		The MSCI ACWI Index NTR is the Fund's primary broad-based securities market index. The Fund uses a blended benchmark, Diversified Real Asset Index (Linked). The largest component of the blended benchmark, S&P Global Infrastructure Index NTR, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Real Asset Index (Linked) are as follows: 35% S&P Global Infrastructure Index NTR, 25% FTSE EPRA Nareit Developed Net Tax Index, 20% S&P Global Natural Resources Index NTR, and 20% Bloomberg Commodity Index TR.
Material Change Date			Aug. 31, 2025
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 2,654,642,000
Holdings Count | Holding		462
Advisory Fees Paid, Amount		$ 19,535,000
InvestmentCompanyPortfolioTurnover		99.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,654,642 Total Number of Portfolio Holdings462 Portfolio Turnover Rate 99.6% Total Advisory Fees Paid (amount in thousands)$19,535
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	72.65%
U.S. Government & Government Agency Obligations	19.40%
Investment Companies	10.73%
Senior Floating Rate Interests	0.00%
Other Assets and LiabilitiesFootnote Reference*	(2.78)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	21.50%
Government	19.40%
Energy	14.61%
Utilities	14.47%
Basic Materials	9.93%
Industrial	8.73%
Exchange-Traded Funds	6.79%
Money Market Funds	3.47%
Consumer, Non-cyclical	2.82%
Closed-End Funds	0.47%
Communications	0.37%
Consumer, Cyclical	0.22%
Technology	0.00%
Other Assets and LiabilitiesFootnote Reference*	(2.78)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 15, 2026, BlackRock Financial Management, Inc. was terminated as a sub-advisor. Effective April 30, 2026, Nomura Investments Fund Advisers was terminated as a sub-advisor.

Material Fund Change Adviser [Text Block]		Effective January 15, 2026, BlackRock Financial Management, Inc. was terminated as a sub-advisor. Effective April 30, 2026, Nomura Investments Fund Advisers was terminated as a sub-advisor.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000150253
Shareholder Report [Line Items]
Fund Name		Diversified Real Asset Fund
Class Name		R-6
Trading Symbol		PDARX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$87	0.79%

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a long-term total return in excess of inflation. Under normal circumstances, the Fund invests at least 80% of its net assets in investments related to real assets and real asset companies. It allocates its assets among general investment categories related to real assets, which include tangible assets and investments that are expected to perform well in periods of rising or high inflation, such as the following: infrastructure, natural resources, commodities, and real estate. For the year ending August 31, 2026, the Fund’s investments delivered attractive performance in excess of inflation. Performance was driven by strong results in both the natural resources and commodities allocations, in large part because of higher commodity prices in the wake of geopolitical conflict. Russia’s full-scale invasion of Ukraine is now in its fifth year, and early 2026 brought a new war as Israel and the U.S. began a conflict with Iran in late February. Both of these wars have had effects on global energy prices, which have driven prices for commodities and commodity-sensitive equities higher. Strong manager results also contributed to performance. This was especially true for ClearBridge Investments (North America) Pty Limited in their global infrastructure portfolio and for Newton Investment Management North America LLC in their global natural resources portfolio, as both managers outperformed their benchmarks through good security selection. Global infrastructure and global real estate securities also contributed to performance during the year, but to a lesser extent. Performance suffered from being underweight in commodities in the first quarter of 2026, and from a small allocation to timber-focused equities which underperformed broad natural resource equities during the year. The Fund utilizes derivatives primarily through ownership of commodity futures; this exposure contributed to performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	R-6 Shares at net asset value $18,845	MSCI ACWI Index NTR $32,693	S&P Global Infrastructure Index NTR $21,090
8/16	10,000	10,000	10,000
10/16	10,099	10,061	10,174
11/16	9,892	9,891	9,885
12/16	9,847	9,966	9,475
1/17	10,003	10,181	9,739
2/17	10,226	10,459	9,868
3/17	10,346	10,753	10,155
4/17	10,402	11,054	10,669
5/17	10,420	11,298	11,103
6/17	10,430	11,349	11,085
7/17	10,661	11,667	11,450
8/17	10,717	11,711	11,626
9/17	10,754	11,938	11,412
10/17	10,809	12,185	11,517
11/17	10,837	12,421	11,709
12/17	11,028	12,622	11,596
1/18	11,255	13,334	11,727
2/18	10,838	12,774	10,933
3/18	10,876	12,491	10,935
4/18	11,103	12,620	11,200
5/18	11,160	12,635	10,980
6/18	11,141	12,567	11,181
7/18	11,226	12,946	11,377
8/18	11,122	13,048	11,093
9/18	11,113	13,104	10,980
10/18	10,611	12,122	10,544
11/18	10,601	12,300	10,736
12/18	10,163	11,433	10,393
1/19	10,821	12,336	11,297
2/19	10,889	12,666	11,554
3/19	11,046	12,825	11,831
4/19	11,115	13,258	11,969
5/19	10,811	12,472	11,786
6/19	11,213	13,289	12,415
7/19	11,115	13,327	12,164
8/19	11,046	13,011	12,201
9/19	11,184	13,285	12,459
10/19	11,331	13,649	12,646
11/19	11,331	13,982	12,538
12/19	11,695	14,474	13,070
1/20	11,554	14,314	13,275
2/20	10,981	13,158	12,000
3/20	9,414	11,382	9,239
4/20	10,007	12,601	10,108
5/20	10,298	13,149	10,639
6/20	10,469	13,569	10,498
7/20	10,911	14,287	10,807
8/20	11,192	15,161	10,978
9/20	10,971	14,672	10,641
10/20	10,911	14,316	10,523
11/20	11,725	16,080	11,873
12/20	12,155	16,827	12,221
1/21	12,145	16,751	11,957
2/21	12,428	17,138	12,042
3/21	12,671	17,596	12,564
4/21	13,166	18,366	13,004
5/21	13,469	18,651	13,065
6/21	13,438	18,897	12,830
7/21	13,580	19,027	12,948
8/21	13,671	19,504	13,174
9/21	13,635	18,698	12,996
10/21	14,135	19,652	13,462
11/21	13,719	19,179	12,735
12/21	14,273	19,946	13,570
1/22	14,251	18,967	13,428
2/22	14,456	18,477	13,755
3/22	15,090	18,877	14,557
4/22	14,721	17,366	14,075
5/22	14,884	17,386	14,578
6/22	14,206	17,033	13,972
8/22	13,868	16,406	13,751
9/22	13,052	15,730	12,732
10/22	13,823	16,950	13,750
11/22	13,402	16,283	13,436
12/22	13,962	17,451	14,106
1/23	13,450	16,950	13,623
2/23	13,571	17,473	13,937
3/23	13,730	17,724	14,295
4/23	13,093	17,534	13,484
5/23	13,478	18,553	13,879
6/23	13,836	19,232	14,152
7/23	13,416	18,694	13,479
9/23	12,932	17,921	12,838
10/23	12,695	17,382	12,448
11/23	13,354	18,987	13,646
12/23	13,844	19,898	14,213
1/24	13,518	20,015	13,759
2/24	13,531	20,874	13,749
3/24	14,077	21,529	14,372
4/24	13,825	20,819	14,291
5/24	14,291	21,665	15,168
6/24	14,029	22,147	14,707
7/24	14,448	22,504	15,347
8/24	14,728	23,076	16,046
9/24	15,108	23,612	16,648
10/24	14,725	23,082	16,433
11/24	14,993	23,945	16,981
12/24	14,278	23,379	16,210
1/25	14,547	24,163	16,578
2/25	14,650	24,018	16,588
3/25	14,741	23,069	16,925
4/25	14,741	23,284	17,539
5/25	15,063	24,622	18,289
6/25	15,330	25,728	18,626
7/25	15,252	26,077	18,646
8/25	15,706	26,721	19,000
9/25	15,976	27,689	19,278
10/25	15,936	28,309	19,224
11/25	16,385	28,305	19,847
12/25	16,378	28,601	19,701
1/26	17,342	29,449	20,692
2/26	18,654	29,827	22,217
3/26	18,108	27,685	21,300
4/26	18,807	30,502	21,875
5/26	18,417	32,075	21,331
6/26	17,980	31,818	21,572
7/26	18,507	31,842	21,598
8/26	18,845	32,693	21,090

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-Year
R-6 Shares	19.99%	6.63%	6.54%
MSCI ACWI Index NTR	22.35%	10.88%	12.58%
S&P Global Infrastructure Index NTR	11.00%	9.87%	7.75%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		The MSCI ACWI Index NTR is the Fund's primary broad-based securities market index. The Fund uses a blended benchmark, Diversified Real Asset Index (Linked). The largest component of the blended benchmark, S&P Global Infrastructure Index NTR, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Real Asset Index (Linked) are as follows: 35% S&P Global Infrastructure Index NTR, 25% FTSE EPRA Nareit Developed Net Tax Index, 20% S&P Global Natural Resources Index NTR, and 20% Bloomberg Commodity Index TR.
Material Change Date			Aug. 31, 2025
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 2,654,642,000
Holdings Count | Holding		462
Advisory Fees Paid, Amount		$ 19,535,000
InvestmentCompanyPortfolioTurnover		99.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,654,642 Total Number of Portfolio Holdings462 Portfolio Turnover Rate 99.6% Total Advisory Fees Paid (amount in thousands)$19,535
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	72.65%
U.S. Government & Government Agency Obligations	19.40%
Investment Companies	10.73%
Senior Floating Rate Interests	0.00%
Other Assets and LiabilitiesFootnote Reference*	(2.78)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	21.50%
Government	19.40%
Energy	14.61%
Utilities	14.47%
Basic Materials	9.93%
Industrial	8.73%
Exchange-Traded Funds	6.79%
Money Market Funds	3.47%
Consumer, Non-cyclical	2.82%
Closed-End Funds	0.47%
Communications	0.37%
Consumer, Cyclical	0.22%
Technology	0.00%
Other Assets and LiabilitiesFootnote Reference*	(2.78)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 15, 2026, BlackRock Financial Management, Inc. was terminated as a sub-advisor. Effective April 30, 2026, Nomura Investments Fund Advisers was terminated as a sub-advisor.

Material Fund Change Adviser [Text Block]		Effective January 15, 2026, BlackRock Financial Management, Inc. was terminated as a sub-advisor. Effective April 30, 2026, Nomura Investments Fund Advisers was terminated as a sub-advisor.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000261435
Shareholder Report [Line Items]
Fund Name		Global Macro Fund
Class Name		R-6
Trading Symbol		PAFIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Global Macro Fund (the "Fund") for the period of November 14, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$67Footnote Reference*	0.79%Footnote Reference†
Footnote	Description
Footnote*	Expenses are for the period from November 14, 2025, date operations commenced, through August 31, 2026. Expenses for the full reporting period would be higher.
Footnote†	Computed on an annualized basis.

Expenses Paid, Amount	[1]	$ 67
Expense Ratio, Percent	[2]	0.79%
Expenses Short Period Footnote [Text Block]		Expenses are for the period from November 14, 2025, date operations commenced, through August 31, 2026. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term capital appreciation while managing volatility. It provides long and short exposure to a broad spectrum of global assets (namely, derivatives that provide exposure to equities, currencies, fixed-income securities, and commodities) to profit from movement in the price of asset classes that are sensitive to macroeconomic conditions. Under normal market conditions, the Fund will have investment exposure to at least three countries (excluding the United States) and combined exposure to foreign securities, foreign currencies, and other foreign investments equal to at least 40% of the Fund’s net assets. This foreign exposure includes sovereign debt and emerging market assets. From the Fund’s inception on November 14, 2025 through August 31, 2026, the Fund’s investments outperformed the Bloomberg 1-3 Month US Treasury Bill Index (“Index”). The Fund’s relative-value strategies were the largest positive contributor to performance. Country equity long/short positioning was the largest contributor, primarily benefiting from long positions in South Korea and Taiwan. Currency long/short positioning also contributed significantly, driven by long positions in the Norwegian krone and South Korean won. Commodity relative-value positioning also aided performance, while fixed income relative-value positioning modestly detracted. In addition, the Fund’s directional strategies contributed positively, primarily benefiting from long equity and short sovereign bond positions. The Fund used derivatives, primarily equity index, commodity and sovereign bond futures, and currency forwards, to establish long and short exposures across global markets. Overall, these derivative positions contributed positively to performance, particularly through the Fund’s equity and currency relative-value strategies.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	R-6 Shares at net asset value $11,358	Bloomberg Global Aggregate Index $10,037	Bloomberg 1-3 Month US Treasury Bill Index $10,296
11/25	10,000	10,000	10,000
11/25	10,000	10,041	10,015
12/25	10,045	10,067	10,050
1/26	10,326	10,161	10,080
2/26	10,556	10,275	10,108
3/26	10,667	9,959	10,138
4/26	11,027	10,083	10,169
5/26	11,248	10,117	10,201
6/26	11,017	10,045	10,231
7/26	11,198	9,992	10,266
8/26	11,358	10,037	10,296

Average Annual Return [Table Text Block]
Table Summary
Name	Since InceptionFootnote Reference*
R-6 Shares	13.58%
Bloomberg Global Aggregate Index	0.37%
Bloomberg 1-3 Month US Treasury Bill Index	2.96%

Performance Inception Date		Nov. 14, 2025
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		The Bloomberg Global Aggregate Index is the Fund's primary broad-based securities market index. The Bloomberg 1-3 Month US Treasury Bill Index is an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 172,433,000
Holdings Count | Holding		175
Advisory Fees Paid, Amount		$ 960,000
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$172,433 Total Number of Portfolio Holdings175 Portfolio Turnover Rate 0.0% Total Advisory Fees Paid (amount in thousands)$960
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	86.79%
Other Assets and LiabilitiesFootnote Reference*	13.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Other LocationsFootnote Reference*	86.79%
Other Assets and LiabilitiesFootnote Reference†	13.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 14, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000104712
Shareholder Report [Line Items]
Fund Name		Global Multi-Strategy Fund
Class Name		Class A
Trading Symbol		PMSAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Global Multi-Strategy Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$181	1.71%

Expenses Paid, Amount		$ 181
Expense Ratio, Percent		1.71%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility. The Fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, commodities, convertible securities, and bank loans. Under normal market conditions, it invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least twenty countries. The Fund’s investments achieved attractive performance for the year ending August 31, 2026, and did so with consistent monthly results. The Fund’s investments significantly outperformed the HFRX Global Hedge Fund Index (“Index”) over the year, in part by outperforming the Index during the months when the Index delivered negative returns (in both March 2026 and July 2026). The Fund’s largest contributors were its trend-following strategy sleeves managed by Graham Capital Management, L.P. (“Graham”) and Crabel Capital Management, LLC (“Crabel”) within the Fund’s global macro portfolio. Both Graham and Crabel benefited from a combination of allocations to commodities and global equity indices, as well as being short interest rate futures. Other significant contributors to performance were the Fund’s equity hedge sleeves, especially the sleeve managed by Los Angeles Capital Management (“LA Capital”). LA Capital delivered solid performance, driven by its overweight allocation to quality growth and momentum factors. There were no sleeves which detracted from the Fund’s absolute performance. However, several sleeves delivered modest positive performance, including sleeves managed by Record Currency Management Limited, Loomis, Sayles & Company, L.P., and Westchester Capital Management, LLC. The Fund and its subadvisors use derivatives to gain exposure to asset classes as well as to reduce portfolio risk.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A Shares with maximum sales charge $15,354	MSCI ACWI Index NTR $32,693	HFRX Global Hedge Fund Index $14,049
8/16	9,625	10,000	10,000
10/16	9,643	10,061	10,055
11/16	9,580	9,891	9,998
12/16	9,607	9,966	10,085
1/17	9,669	10,181	10,171
2/17	9,759	10,459	10,223
3/17	9,875	10,753	10,337
4/17	9,911	11,054	10,384
5/17	9,982	11,298	10,409
6/17	9,964	11,349	10,432
7/17	10,071	11,667	10,528
8/17	10,080	11,711	10,559
9/17	10,125	11,938	10,622
10/17	10,206	12,185	10,696
11/17	10,232	12,421	10,703
12/17	10,272	12,622	10,781
1/18	10,409	13,334	11,045
2/18	10,180	12,774	10,777
3/18	10,097	12,491	10,672
4/18	10,107	12,620	10,681
5/18	10,088	12,635	10,710
6/18	10,070	12,567	10,690
7/18	10,152	12,946	10,674
8/18	10,171	13,048	10,722
9/18	10,226	13,104	10,648
10/18	9,996	12,122	10,318
11/18	9,960	12,300	10,254
12/18	9,801	11,433	10,057
1/19	9,986	12,336	10,270
2/19	10,044	12,666	10,335
3/19	10,112	12,825	10,318
4/19	10,209	13,258	10,386
5/19	10,141	12,472	10,315
6/19	10,326	13,289	10,481
7/19	10,365	13,327	10,562
8/19	10,355	13,011	10,602
9/19	10,365	13,285	10,650
10/19	10,394	13,649	10,682
11/19	10,482	13,982	10,792
12/19	10,550	14,474	10,923
1/20	10,540	14,314	10,968
2/20	10,346	13,158	10,811
3/20	9,548	11,382	10,175
4/20	9,791	12,601	10,468
5/20	10,093	13,149	10,619
6/20	10,239	13,569	10,805
7/20	10,482	14,287	10,951
8/20	10,667	15,161	11,120
9/20	10,569	14,672	11,101
10/20	10,511	14,316	11,077
11/20	10,803	16,080	11,389
12/20	11,044	16,827	11,668
1/21	11,004	16,751	11,648
2/21	11,103	17,138	11,825
3/21	11,192	17,596	11,818
4/21	11,408	18,366	12,011
5/21	11,507	18,651	12,057
6/21	11,507	18,897	12,103
7/21	11,517	19,027	12,049
8/21	11,595	19,504	12,131
9/21	11,418	18,698	12,085
10/21	11,527	19,652	12,194
11/21	11,389	19,179	12,036
12/21	11,611	19,946	12,094
1/22	11,591	18,967	11,875
2/22	11,499	18,477	11,903
3/22	11,744	18,877	11,948
4/22	11,611	17,366	11,846
5/22	11,611	17,386	11,693
6/22	11,325	17,033	11,538
8/22	11,294	16,406	11,654
9/22	11,315	15,730	11,544
10/22	11,468	16,950	11,555
11/22	11,344	16,283	11,562
12/22	11,584	17,451	11,754
1/23	11,527	16,950	11,705
2/23	11,413	17,473	11,533
3/23	11,504	17,724	11,592
4/23	11,470	17,534	11,560
5/23	11,710	18,553	11,618
6/23	11,847	19,232	11,681
7/23	11,836	18,694	11,733
9/23	11,801	17,921	11,728
10/23	11,699	17,382	11,623
11/23	11,950	18,987	11,743
12/23	12,035	19,898	11,921
1/24	12,164	20,015	11,962
2/24	12,412	20,874	12,058
3/24	12,671	21,529	12,214
4/24	12,553	20,819	12,169
5/24	12,682	21,665	12,219
6/24	12,730	22,147	12,258
7/24	12,812	22,504	12,320
8/24	12,859	23,076	12,407
9/24	13,000	23,612	12,536
10/24	12,859	23,082	12,464
11/24	13,071	23,945	12,531
12/24	13,051	23,379	12,541
1/25	13,230	24,163	12,670
2/25	13,266	24,018	12,702
3/25	13,099	23,069	12,634
4/25	13,028	23,284	12,559
5/25	13,206	24,622	12,701
6/25	13,445	25,728	12,827
7/25	13,540	26,077	12,920
8/25	13,743	26,721	13,065
9/25	13,993	27,689	13,246
10/25	14,112	28,309	13,347
11/25	14,231	28,305	13,365
12/25	14,362	28,601	13,443
1/26	14,588	29,449	13,711
2/26	14,789	29,827	13,772
3/26	14,563	27,685	13,325
4/26	14,952	30,502	13,758
5/26	15,115	32,075	13,987
6/26	15,090	31,818	14,040
7/26	15,191	31,842	13,900
8/26	15,354	32,693	14,049

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	11.72%	5.78%	4.78%
Class A Shares Including Sales Charge	7.53%	4.97%	4.38%
MSCI ACWI Index NTR	22.35%	10.88%	12.58%
HFRX Global Hedge Fund Index	7.53%	2.98%	3.46%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		The MSCI ACWI Index NTR is the Fund's primary broad-based securities market index. The HFRX Global Hedge Fund Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Aug. 31, 2025
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 637,164,000
Holdings Count | Holding		2,339
Advisory Fees Paid, Amount		$ 6,370,000
InvestmentCompanyPortfolioTurnover		182.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$637,164 Total Number of Portfolio Holdings2,339 Portfolio Turnover Rate 182.1% Total Advisory Fees Paid (amount in thousands)$6,370
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	36.25%
Bonds	26.93%
Investment Companies	22.96%
U.S. Government & Government Agency Obligations	8.17%
Senior Floating Rate Interests	1.41%
Convertible Bonds	0.08%
Preferred Stocks	0.06%
Purchased Options	0.04%
Convertible Preferred Stocks	0.03%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	4.07%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United States	39.44%
Japan	7.75%
Canada	2.25%
United Kingdom	1.80%
Cayman Islands	1.65%
Mexico	1.58%
Netherlands	1.46%
Australia	0.93%
Czech Republic	0.86%
Hungary	0.73%
Supranational	0.68%
Luxembourg	0.68%
Brazil	0.65%
Colombia	0.62%
South Africa	0.59%
Italy	0.56%
Hong Kong	0.55%
Peru	0.55%
Israel	0.48%
Argentina	0.47%
Other LocationsFootnote Reference*	31.65%
Other Assets and LiabilitiesFootnote Reference†Footnote Reference‡	4.07%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives
Footnote‡	Includes short sales

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 15, 2026, Wellington Management Company LLP was terminated as a sub-advisor. Effective May 15, 2026, Gotham Asset Management, LLC was terminated as a sub-advisor. Additionally on that date, Parametric Portfolio Associates, LLC was hired as a sub-advisor.

Material Fund Change Adviser [Text Block]		Effective January 15, 2026, Wellington Management Company LLP was terminated as a sub-advisor. Effective May 15, 2026, Gotham Asset Management, LLC was terminated as a sub-advisor. Additionally on that date, Parametric Portfolio Associates, LLC was hired as a sub-advisor.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000104714
Shareholder Report [Line Items]
Fund Name		Global Multi-Strategy Fund
Class Name		Institutional
Trading Symbol		PSMIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Global Multi-Strategy Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$149	1.41%

Expenses Paid, Amount		$ 149
Expense Ratio, Percent		1.41%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility. The Fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, commodities, convertible securities, and bank loans. Under normal market conditions, it invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least twenty countries. The Fund’s investments achieved attractive performance for the year ending August 31, 2026, and did so with consistent monthly results. The Fund’s investments significantly outperformed the HFRX Global Hedge Fund Index (“Index”) over the year, in part by outperforming the Index during the months when the Index delivered negative returns (in both March 2026 and July 2026). The Fund’s largest contributors were its trend-following strategy sleeves managed by Graham Capital Management, L.P. (“Graham”) and Crabel Capital Management, LLC (“Crabel”) within the Fund’s global macro portfolio. Both Graham and Crabel benefited from a combination of allocations to commodities and global equity indices, as well as being short interest rate futures. Other significant contributors to performance were the Fund’s equity hedge sleeves, especially the sleeve managed by Los Angeles Capital Management (“LA Capital”). LA Capital delivered solid performance, driven by its overweight allocation to quality growth and momentum factors. There were no sleeves which detracted from the Fund’s absolute performance. However, several sleeves delivered modest positive performance, including sleeves managed by Record Currency Management Limited, Loomis, Sayles & Company, L.P., and Westchester Capital Management, LLC. The Fund and its subadvisors use derivatives to gain exposure to asset classes as well as to reduce portfolio risk.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares at net asset value $16,605	MSCI ACWI Index NTR $32,693	HFRX Global Hedge Fund Index $14,049
8/16	10,000	10,000	10,000
10/16	10,018	10,061	10,055
11/16	9,954	9,891	9,998
12/16	9,991	9,966	10,085
1/17	10,061	10,181	10,171
2/17	10,153	10,459	10,223
3/17	10,273	10,753	10,337
4/17	10,319	11,054	10,384
5/17	10,393	11,298	10,409
6/17	10,375	11,349	10,432
7/17	10,495	11,667	10,528
8/17	10,504	11,711	10,559
9/17	10,559	11,938	10,622
10/17	10,642	12,185	10,696
11/17	10,670	12,421	10,703
12/17	10,724	12,622	10,781
1/18	10,867	13,334	11,045
2/18	10,629	12,774	10,777
3/18	10,544	12,491	10,672
4/18	10,563	12,620	10,681
5/18	10,544	12,635	10,710
6/18	10,535	12,567	10,690
7/18	10,620	12,946	10,674
8/18	10,639	13,048	10,722
9/18	10,696	13,104	10,648
10/18	10,468	12,122	10,318
11/18	10,421	12,300	10,254
12/18	10,260	11,433	10,057
1/19	10,462	12,336	10,270
2/19	10,533	12,666	10,335
3/19	10,594	12,825	10,318
4/19	10,705	13,258	10,386
5/19	10,634	12,472	10,315
6/19	10,836	13,289	10,481
7/19	10,877	13,327	10,562
8/19	10,877	13,011	10,602
9/19	10,887	13,285	10,650
10/19	10,917	13,649	10,682
11/19	11,018	13,982	10,792
12/19	11,099	14,474	10,923
1/20	11,089	14,314	10,968
2/20	10,897	13,158	10,811
3/20	10,048	11,382	10,175
4/20	10,311	12,601	10,468
5/20	10,644	13,149	10,619
6/20	10,796	13,569	10,805
7/20	11,049	14,287	10,951
8/20	11,251	15,161	11,120
9/20	11,160	14,672	11,101
10/20	11,099	14,316	11,077
11/20	11,413	16,080	11,389
12/20	11,666	16,827	11,668
1/21	11,636	16,751	11,648
2/21	11,738	17,138	11,825
3/21	11,841	17,596	11,818
4/21	12,067	18,366	12,011
5/21	12,191	18,651	12,057
6/21	12,191	18,897	12,103
7/21	12,201	19,027	12,049
8/21	12,293	19,504	12,131
9/21	12,108	18,698	12,085
10/21	12,232	19,652	12,194
11/21	12,088	19,179	12,036
12/21	12,324	19,946	12,094
1/22	12,313	18,967	11,875
2/22	12,217	18,477	11,903
3/22	12,484	18,877	11,948
4/22	12,345	17,366	11,846
5/22	12,356	17,386	11,693
6/22	12,056	17,033	11,538
8/22	12,024	16,406	11,654
9/22	12,067	15,730	11,544
10/22	12,217	16,950	11,555
11/22	12,103	16,283	11,562
12/22	12,355	17,451	11,754
1/23	12,307	16,950	11,705
2/23	12,187	17,473	11,533
3/23	12,295	17,724	11,592
4/23	12,259	17,534	11,560
5/23	12,523	18,553	11,618
6/23	12,667	19,232	11,681
7/23	12,667	18,694	11,733
9/23	12,643	17,921	11,728
10/23	12,535	17,382	11,623
11/23	12,799	18,987	11,743
12/23	12,899	19,898	11,921
1/24	13,048	20,015	11,962
2/24	13,309	20,874	12,058
3/24	13,595	21,529	12,214
4/24	13,471	20,819	12,169
5/24	13,620	21,665	12,219
6/24	13,669	22,147	12,258
7/24	13,769	22,504	12,320
8/24	13,818	23,076	12,407
9/24	13,980	23,612	12,536
10/24	13,831	23,082	12,464
11/24	14,067	23,945	12,531
12/24	14,043	23,379	12,541
1/25	14,245	24,163	12,670
2/25	14,283	24,018	12,702
3/25	14,106	23,069	12,634
4/25	14,043	23,284	12,559
5/25	14,232	24,622	12,701
6/25	14,497	25,728	12,827
7/25	14,598	26,077	12,920
8/25	14,825	26,721	13,065
9/25	15,103	27,689	13,246
10/25	15,229	28,309	13,347
11/25	15,355	28,305	13,365
12/25	15,513	28,601	13,443
1/26	15,753	29,449	13,711
2/26	15,979	29,827	13,772
3/26	15,726	27,685	13,325
4/26	16,152	30,502	13,758
5/26	16,338	32,075	13,987
6/26	16,312	31,818	14,040
7/26	16,432	31,842	13,900
8/26	16,605	32,693	14,049

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-Year
Institutional Shares	12.00%	6.20%	5.20%
MSCI ACWI Index NTR	22.35%	10.88%	12.58%
HFRX Global Hedge Fund Index	7.53%	2.98%	3.46%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		The MSCI ACWI Index NTR is the Fund's primary broad-based securities market index. The HFRX Global Hedge Fund Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Aug. 31, 2025
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 637,164,000
Holdings Count | Holding		2,339
Advisory Fees Paid, Amount		$ 6,370,000
InvestmentCompanyPortfolioTurnover		182.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$637,164 Total Number of Portfolio Holdings2,339 Portfolio Turnover Rate 182.1% Total Advisory Fees Paid (amount in thousands)$6,370
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	36.25%
Bonds	26.93%
Investment Companies	22.96%
U.S. Government & Government Agency Obligations	8.17%
Senior Floating Rate Interests	1.41%
Convertible Bonds	0.08%
Preferred Stocks	0.06%
Purchased Options	0.04%
Convertible Preferred Stocks	0.03%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	4.07%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United States	39.44%
Japan	7.75%
Canada	2.25%
United Kingdom	1.80%
Cayman Islands	1.65%
Mexico	1.58%
Netherlands	1.46%
Australia	0.93%
Czech Republic	0.86%
Hungary	0.73%
Supranational	0.68%
Luxembourg	0.68%
Brazil	0.65%
Colombia	0.62%
South Africa	0.59%
Italy	0.56%
Hong Kong	0.55%
Peru	0.55%
Israel	0.48%
Argentina	0.47%
Other LocationsFootnote Reference*	31.65%
Other Assets and LiabilitiesFootnote Reference†Footnote Reference‡	4.07%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives
Footnote‡	Includes short sales

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 15, 2026, Wellington Management Company LLP was terminated as a sub-advisor. Effective May 15, 2026, Gotham Asset Management, LLC was terminated as a sub-advisor. Additionally on that date, Parametric Portfolio Associates, LLC was hired as a sub-advisor.

Material Fund Change Adviser [Text Block]		Effective January 15, 2026, Wellington Management Company LLP was terminated as a sub-advisor. Effective May 15, 2026, Gotham Asset Management, LLC was terminated as a sub-advisor. Additionally on that date, Parametric Portfolio Associates, LLC was hired as a sub-advisor.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000190071
Shareholder Report [Line Items]
Fund Name		Global Multi-Strategy Fund
Class Name		R-6
Trading Symbol		PGLSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Global Multi-Strategy Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$135	1.27%

Expenses Paid, Amount		$ 135
Expense Ratio, Percent		1.27%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility. The Fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, commodities, convertible securities, and bank loans. Under normal market conditions, it invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least twenty countries. The Fund’s investments achieved attractive performance for the year ending August 31, 2026, and did so with consistent monthly results. The Fund’s investments significantly outperformed the HFRX Global Hedge Fund Index (“Index”) over the year, in part by outperforming the Index during the months when the Index delivered negative returns (in both March 2026 and July 2026). The Fund’s largest contributors were its trend-following strategy sleeves managed by Graham Capital Management, L.P. (“Graham”) and Crabel Capital Management, LLC (“Crabel”) within the Fund’s global macro portfolio. Both Graham and Crabel benefited from a combination of allocations to commodities and global equity indices, as well as being short interest rate futures. Other significant contributors to performance were the Fund’s equity hedge sleeves, especially the sleeve managed by Los Angeles Capital Management (“LA Capital”). LA Capital delivered solid performance, driven by its overweight allocation to quality growth and momentum factors. There were no sleeves which detracted from the Fund’s absolute performance. However, several sleeves delivered modest positive performance, including sleeves managed by Record Currency Management Limited, Loomis, Sayles & Company, L.P., and Westchester Capital Management, LLC. The Fund and its subadvisors use derivatives to gain exposure to asset classes as well as to reduce portfolio risk.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	R-6 Shares at net asset value $16,703	MSCI ACWI Index NTR $32,693	HFRX Global Hedge Fund Index $14,049
8/16	10,000	10,000	10,000
10/16	10,018	10,061	10,055
11/16	9,954	9,891	9,998
12/16	9,991	9,966	10,085
1/17	10,061	10,181	10,171
2/17	10,153	10,459	10,223
3/17	10,273	10,753	10,337
4/17	10,319	11,054	10,384
5/17	10,393	11,298	10,409
6/17	10,384	11,349	10,432
7/17	10,495	11,667	10,528
8/17	10,513	11,711	10,559
9/17	10,559	11,938	10,622
10/17	10,651	12,185	10,696
11/17	10,679	12,421	10,703
12/17	10,721	12,622	10,781
1/18	10,873	13,334	11,045
2/18	10,626	12,774	10,777
3/18	10,550	12,491	10,672
4/18	10,560	12,620	10,681
5/18	10,541	12,635	10,710
6/18	10,531	12,567	10,690
7/18	10,626	12,946	10,674
8/18	10,645	13,048	10,722
9/18	10,702	13,104	10,648
10/18	10,474	12,122	10,318
11/18	10,427	12,300	10,254
12/18	10,270	11,433	10,057
1/19	10,473	12,336	10,270
2/19	10,534	12,666	10,335
3/19	10,604	12,825	10,318
4/19	10,716	13,258	10,386
5/19	10,645	12,472	10,315
6/19	10,848	13,289	10,481
7/19	10,888	13,327	10,562
8/19	10,888	13,011	10,602
9/19	10,908	13,285	10,650
10/19	10,939	13,649	10,682
11/19	11,030	13,982	10,792
12/19	11,111	14,474	10,923
1/20	11,101	14,314	10,968
2/20	10,908	13,158	10,811
3/20	10,068	11,382	10,175
4/20	10,331	12,601	10,468
5/20	10,655	13,149	10,619
6/20	10,817	13,569	10,805
7/20	11,070	14,287	10,951
8/20	11,263	15,161	11,120
9/20	11,172	14,672	11,101
10/20	11,111	14,316	11,077
11/20	11,435	16,080	11,389
12/20	11,690	16,827	11,668
1/21	11,649	16,751	11,648
2/21	11,762	17,138	11,825
3/21	11,855	17,596	11,818
4/21	12,092	18,366	12,011
5/21	12,205	18,651	12,057
6/21	12,216	18,897	12,103
7/21	12,226	19,027	12,049
8/21	12,319	19,504	12,131
9/21	12,133	18,698	12,085
10/21	12,257	19,652	12,194
11/21	12,113	19,179	12,036
12/21	12,349	19,946	12,094
1/22	12,338	18,967	11,875
2/22	12,242	18,477	11,903
3/22	12,510	18,877	11,948
4/22	12,381	17,366	11,846
5/22	12,381	17,386	11,693
6/22	12,081	17,033	11,538
8/22	12,060	16,406	11,654
9/22	12,092	15,730	11,544
10/22	12,252	16,950	11,555
11/22	12,139	16,283	11,562
12/22	12,392	17,451	11,754
1/23	12,344	16,950	11,705
2/23	12,224	17,473	11,533
3/23	12,332	17,724	11,592
4/23	12,296	17,534	11,560
5/23	12,560	18,553	11,618
6/23	12,704	19,232	11,681
7/23	12,704	18,694	11,733
9/23	12,680	17,921	11,728
10/23	12,572	17,382	11,623
11/23	12,837	18,987	11,743
12/23	12,937	19,898	11,921
1/24	13,087	20,015	11,962
2/24	13,348	20,874	12,058
3/24	13,634	21,529	12,214
4/24	13,522	20,819	12,169
5/24	13,659	21,665	12,219
6/24	13,721	22,147	12,258
7/24	13,808	22,504	12,320
8/24	13,858	23,076	12,407
9/24	14,032	23,612	12,536
10/24	13,883	23,082	12,464
11/24	14,119	23,945	12,531
12/24	14,096	23,379	12,541
1/25	14,298	24,163	12,670
2/25	14,336	24,018	12,702
3/25	14,159	23,069	12,634
4/25	14,096	23,284	12,559
5/25	14,298	24,622	12,701
6/25	14,563	25,728	12,827
7/25	14,664	26,077	12,920
8/25	14,879	26,721	13,065
9/25	15,170	27,689	13,246
10/25	15,296	28,309	13,347
11/25	15,423	28,305	13,365
12/25	15,581	28,601	13,443
1/26	15,835	29,449	13,711
2/26	16,048	29,827	13,772
3/26	15,808	27,685	13,325
4/26	16,235	30,502	13,758
5/26	16,436	32,075	13,987
6/26	16,395	31,818	14,040
7/26	16,529	31,842	13,900
8/26	16,703	32,693	14,049

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	12.25%	6.28%	5.26%
MSCI ACWI Index NTR	22.35%	10.88%	12.58%
HFRX Global Hedge Fund Index	7.53%	2.98%	3.46%

Performance Inception Date		Oct. 24, 2011
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		The MSCI ACWI Index NTR is the Fund's primary broad-based securities market index. The HFRX Global Hedge Fund Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Aug. 31, 2025
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 637,164,000
Holdings Count | Holding		2,339
Advisory Fees Paid, Amount		$ 6,370,000
InvestmentCompanyPortfolioTurnover		182.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$637,164 Total Number of Portfolio Holdings2,339 Portfolio Turnover Rate 182.1% Total Advisory Fees Paid (amount in thousands)$6,370
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	36.25%
Bonds	26.93%
Investment Companies	22.96%
U.S. Government & Government Agency Obligations	8.17%
Senior Floating Rate Interests	1.41%
Convertible Bonds	0.08%
Preferred Stocks	0.06%
Purchased Options	0.04%
Convertible Preferred Stocks	0.03%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	4.07%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United States	39.44%
Japan	7.75%
Canada	2.25%
United Kingdom	1.80%
Cayman Islands	1.65%
Mexico	1.58%
Netherlands	1.46%
Australia	0.93%
Czech Republic	0.86%
Hungary	0.73%
Supranational	0.68%
Luxembourg	0.68%
Brazil	0.65%
Colombia	0.62%
South Africa	0.59%
Italy	0.56%
Hong Kong	0.55%
Peru	0.55%
Israel	0.48%
Argentina	0.47%
Other LocationsFootnote Reference*	31.65%
Other Assets and LiabilitiesFootnote Reference†Footnote Reference‡	4.07%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives
Footnote‡	Includes short sales

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 15, 2026, Wellington Management Company LLP was terminated as a sub-advisor. Effective May 15, 2026, Gotham Asset Management, LLC was terminated as a sub-advisor. Additionally on that date, Parametric Portfolio Associates, LLC was hired as a sub-advisor.

Material Fund Change Adviser [Text Block]		Effective January 15, 2026, Wellington Management Company LLP was terminated as a sub-advisor. Effective May 15, 2026, Gotham Asset Management, LLC was terminated as a sub-advisor. Additionally on that date, Parametric Portfolio Associates, LLC was hired as a sub-advisor.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000237990
Shareholder Report [Line Items]
Fund Name		Global Listed Infrastructure Fund
Class Name		Institutional
Trading Symbol		PGSLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Global Listed Infrastructure Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$69	0.65%

Expenses Paid, Amount		$ 69
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to achieve total return by investing, under normal circumstances, at least 80% of its net assets in securities issued by listed infrastructure companies. It invests primarily in equity securities regardless of market capitalization (small, medium, or large) and invests in both value and growth securities. The Fund also invests in Real Estate Investment Trusts ("REITs") but only those REITs that are engaged in the development, operation, or management of infrastructure assets. The Fund’s investments outperformed the FTSE Global Core Infrastructure 50/50 Net Tax Index (“Index”). Relative outperformance was driven primarily by strong security selection in North America and Europe, Middle East and Africa (EMEA), particularly within utilities. Among North American utilities, the Fund benefitted from its holdings in several companies that increased capital expenditures to support accelerating power demand coming from artificial intelligence (AI). In EMEA, the Fund’s position in a major European electricity transmission system operator benefitted from ongoing execution of its investment plan and favorable regulatory developments in one of its key markets, Germany. Security selection within North American energy infrastructure also contributed positively. These relative gains were partially offset by weak security selection in Asia and in the communications sector globally. Within Asia, the Fund’s wireless tower holdings were hurt by macroeconomic concerns and limited positive fundamental catalysts, and the transportation sector also detracted as the Fund was underweight in the strongly performing marine port subsector. Within U.S. communications, the Fund’s overweight to wireless towers and underweight to satellites both detracted from relative performance. Satellite stocks benefited from mergers and acquisitions as well as enthusiasm around the space economy. Towers sold off as the market assessed the risk satellite networks may pose to tower economics.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares at net asset value $15,121	MSCI ACWI Index NTR $21,058	FTSE Global Core Infrastructure 50/50 Net Tax Index $14,005
9/22	10,000	10,000	10,000
10/22	9,950	10,132	9,496
11/22	11,000	10,918	10,241
12/22	10,749	10,489	10,015
1/23	11,093	11,240	10,275
2/23	10,648	10,918	9,782
3/23	11,043	11,255	10,070
4/23	11,296	11,417	10,285
5/23	10,739	11,294	9,760
6/23	11,043	11,950	10,035
7/23	11,225	12,388	10,244
8/23	10,526	12,041	9,686
9/23	10,000	11,543	9,234
10/23	10,000	11,196	9,074
11/23	10,860	12,230	9,804
12/23	11,269	12,817	10,236
1/24	10,832	12,892	9,986
2/24	10,919	13,446	10,052
3/24	11,247	13,868	10,395
4/24	11,007	13,410	10,255
5/24	11,738	13,955	10,759
6/24	11,323	14,266	10,471
7/24	11,989	14,496	11,140
8/24	12,381	14,864	11,575
9/24	12,905	15,209	11,894
10/24	12,425	14,868	11,579
11/24	12,621	15,424	11,907
12/24	11,950	15,059	11,211
1/25	11,927	15,564	11,297
2/25	12,204	15,471	11,513
3/25	12,631	14,859	11,751
4/25	13,198	14,998	11,947
5/25	13,360	15,860	12,145
6/25	13,406	16,572	12,254
7/25	13,267	16,797	12,292
8/25	13,406	17,212	12,476
9/25	13,764	17,835	12,720
10/25	13,810	18,234	12,626
11/25	14,192	18,232	13,045
12/25	13,865	18,423	12,821
1/26	14,469	18,969	13,353
2/26	15,690	19,213	14,469
3/26	15,204	17,833	13,864
4/26	15,915	19,647	14,357
5/26	15,192	20,661	14,023
6/26	15,144	20,495	14,188
7/26	15,227	20,511	14,265
8/26	15,121	21,058	14,005

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	Since InceptionFootnote Reference*
Institutional Shares	12.79%	11.07%
MSCI ACWI Index NTR	22.35%	20.81%
FTSE Global Core Infrastructure 50/50 Net Tax Index	12.26%	8.93%

Performance Inception Date		Sep. 22, 2022
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		The MSCI ACWI Index NTR is the Fund's primary broad-based securities market index. The FTSE Global Core Infrastructure 50/50 Net Tax Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Aug. 31, 2025
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 107,807,000
Holdings Count | Holding		42
Advisory Fees Paid, Amount		$ 759,000
InvestmentCompanyPortfolioTurnover		48.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$107,807 Total Number of Portfolio Holdings42 Portfolio Turnover Rate 48.1% Total Advisory Fees Paid (amount in thousands)$759
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.43%
Investment Companies	1.79%
Other Assets and Liabilities	(0.22)%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United States	56.15%
Australia	7.69%
United Kingdom	6.27%
Canada	5.41%
Brazil	5.25%
France	2.77%
Belgium	2.72%
Spain	2.56%
Hong Kong	2.32%
China	1.88%
Japan	1.83%
India	1.30%
Italy	1.29%
Indonesia	0.99%
Other LocationsFootnote Reference*	1.79%
Other Assets and Liabilities	(0.22)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective September 23, 2025, the Fund changed from Non-Diversified to Diversified and updated its Principal Risks. Effective February 17, 2026, Principal Real Estate Investors, LLC was terminated as a sub-advisor.

Material Fund Change Risks Change [Text Block]		Effective September 23, 2025, the Fund changed from Non-Diversified to Diversified and updated its Principal Risks.
Material Fund Change Adviser [Text Block]		Effective February 17, 2026, Principal Real Estate Investors, LLC was terminated as a sub-advisor.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000082035
Shareholder Report [Line Items]
Fund Name		International Equity Index Fund
Class Name		Institutional
Trading Symbol		PIDIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$32	0.29%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.29%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets in securities that compose the MSCI EAFE Index NTR ("Index"). The Index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the Index. During the 12 months ending August 31, 2026, the Fund's investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns as information technology and energy posted the best returns for the year. The communication services and consumer discretionary sectors were the weakest performers. Advantest, Tokyo Electron Ltd., and ASML Holding contributed to performance. Sea Ltd., EssilorLuxottica SA, and Nintendo detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares at net asset value $24,342	MSCI EAFE Index NTR $24,869
8/16	10,000	10,000
10/16	10,130	10,123
11/16	9,892	9,916
12/16	9,719	9,718
1/17	9,973	10,051
2/17	10,307	10,342
3/17	10,418	10,490
4/17	11,019	11,053
5/17	11,409	11,459
6/17	11,431	11,439
7/17	11,742	11,768
8/17	11,742	11,764
9/17	12,010	12,057
10/17	12,210	12,240
11/17	12,299	12,368
12/17	12,452	12,567
1/18	13,097	13,197
2/18	12,429	12,601
3/18	12,349	12,374
4/18	12,544	12,657
5/18	12,291	12,372
6/18	12,118	12,221
7/18	12,452	12,522
8/18	12,176	12,280
9/18	12,279	12,387
10/18	11,300	11,401
11/18	11,335	11,386
12/18	10,764	10,834
1/19	11,459	11,546
2/19	11,722	11,840
3/19	11,830	11,915
4/19	12,189	12,250
5/19	11,567	11,661
6/19	12,249	12,353
7/19	11,998	12,196
8/19	11,770	11,880
9/19	12,117	12,221
10/19	12,536	12,660
11/19	12,680	12,803
12/19	13,068	13,219
1/20	12,722	12,943
2/20	11,756	11,773
3/20	10,049	10,201
4/20	10,705	10,860
5/20	11,274	11,333
6/20	11,645	11,719
7/20	11,868	11,992
8/20	12,449	12,609
9/20	12,165	12,281
10/20	11,682	11,791
11/20	13,415	13,619
12/20	14,082	14,252
1/21	13,892	14,100
2/21	14,234	14,416
3/21	14,564	14,748
4/21	14,994	15,192
5/21	15,539	15,687
6/21	15,323	15,510
7/21	15,450	15,627
8/21	15,691	15,903
9/21	15,171	15,441
10/21	15,627	15,821
11/21	14,918	15,085
12/21	15,641	15,857
1/22	15,042	15,091
2/22	14,589	14,824
3/22	14,576	14,919
4/22	13,630	13,954
5/22	13,883	14,059
6/22	13,297	13,390
8/22	12,510	12,754
9/22	12,004	12,182
10/22	13,643	13,555
11/22	13,387	13,565
12/22	14,538	14,664
1/23	14,086	14,358
2/23	14,524	14,714
3/23	14,936	15,129
4/23	14,346	14,489
5/23	14,977	15,148
6/23	15,388	15,639
7/23	14,785	15,039
9/23	14,250	14,526
10/23	13,812	13,937
11/23	14,990	15,230
12/23	15,778	16,040
1/24	15,706	16,132
2/24	16,162	16,427
3/24	16,688	16,967
4/24	16,148	16,533
5/24	17,001	17,173
6/24	16,631	16,896
7/24	17,115	17,392
8/24	17,698	17,957
9/24	17,826	18,123
10/24	16,859	17,138
11/24	16,816	17,040
12/24	16,339	16,653
1/25	17,129	17,528
2/25	17,665	17,868
3/25	17,635	17,796
4/25	18,335	18,611
5/25	19,169	19,462
6/25	19,661	19,891
7/25	19,169	19,612
8/25	20,078	20,448
9/25	20,554	20,839
10/25	20,718	21,085
11/25	20,852	21,216
12/25	21,415	21,852
1/26	22,509	22,992
2/26	23,556	24,056
3/26	21,631	21,581
4/26	22,894	23,189
5/26	23,433	23,900
6/26	23,572	23,916
7/26	23,926	24,384
8/26	24,342	24,869

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-Year
Institutional Shares	21.24%	9.18%	9.30%
MSCI EAFE Index NTR	21.62%	9.35%	9.54%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 1,183,369,000
Holdings Count | Holding		662
Advisory Fees Paid, Amount		$ 2,675,000
InvestmentCompanyPortfolioTurnover		79.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,183,369 Total Number of Portfolio Holdings662 Portfolio Turnover Rate 79.5% Total Advisory Fees Paid (amount in thousands)$2,675
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.18%
Investment Companies	2.80%
Preferred Stocks	0.22%
Other Assets and LiabilitiesFootnote Reference*	(0.20)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Japan	23.11%
United Kingdom	13.33%
Switzerland	9.65%
Germany	8.66%
France	8.54%
Australia	6.39%
Netherlands	6.10%
Spain	3.83%
Sweden	3.38%
Italy	3.16%
Hong Kong	1.93%
Singapore	1.78%
Denmark	1.62%
Finland	1.14%
Israel	1.13%
Belgium	1.11%
Ireland	0.67%
Norway	0.62%
Austria	0.37%
Luxembourg	0.28%
Other LocationsFootnote Reference*	3.40%
Other Assets and LiabilitiesFootnote Reference†	(0.20)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000082032
Shareholder Report [Line Items]
Fund Name		International Equity Index Fund
Class Name		R-3
Trading Symbol		PIIOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$95	0.86%

Expenses Paid, Amount		$ 95
Expense Ratio, Percent		0.86%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets in securities that compose the MSCI EAFE Index NTR ("Index"). The Index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the Index. During the 12 months ending August 31, 2026, the Fund's investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns as information technology and energy posted the best returns for the year. The communication services and consumer discretionary sectors were the weakest performers. Advantest, Tokyo Electron Ltd., and ASML Holding contributed to performance. Sea Ltd., EssilorLuxottica SA, and Nintendo detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	R-3 Shares at net asset value $22,994	MSCI EAFE Index NTR $24,869
8/16	10,000	10,000
10/16	10,121	10,123
11/16	9,879	9,916
12/16	9,691	9,718
1/17	9,951	10,051
2/17	10,278	10,342
3/17	10,391	10,490
4/17	10,978	11,053
5/17	11,361	11,459
6/17	11,373	11,439
7/17	11,677	11,768
8/17	11,677	11,764
9/17	11,937	12,057
10/17	12,129	12,240
11/17	12,208	12,368
12/17	12,356	12,567
1/18	12,996	13,197
2/18	12,333	12,601
3/18	12,240	12,374
4/18	12,426	12,657
5/18	12,170	12,372
6/18	11,996	12,221
7/18	12,310	12,522
8/18	12,031	12,280
9/18	12,135	12,387
10/18	11,159	11,401
11/18	11,194	11,386
12/18	10,623	10,834
1/19	11,307	11,546
2/19	11,559	11,840
3/19	11,667	11,915
4/19	12,003	12,250
5/19	11,391	11,661
6/19	12,063	12,353
7/19	11,799	12,196
8/19	11,571	11,880
9/19	11,907	12,221
10/19	12,303	12,660
11/19	12,447	12,803
12/19	12,816	13,219
1/20	12,483	12,943
2/20	11,532	11,773
3/20	9,841	10,201
4/20	10,483	10,860
5/20	11,038	11,333
6/20	11,396	11,719
7/20	11,606	11,992
8/20	12,162	12,609
9/20	11,890	12,281
10/20	11,409	11,791
11/20	13,088	13,619
12/20	13,744	14,252
1/21	13,543	14,100
2/21	13,870	14,416
3/21	14,184	14,748
4/21	14,599	15,192
5/21	15,127	15,687
6/21	14,914	15,510
7/21	15,027	15,627
8/21	15,253	15,903
9/21	14,738	15,441
10/21	15,178	15,821
11/21	14,486	15,085
12/21	15,170	15,857
1/22	14,590	15,091
2/22	14,143	14,824
3/22	14,116	14,919
4/22	13,194	13,954
5/22	13,445	14,059
6/22	12,852	13,390
8/22	12,088	12,754
9/22	11,601	12,182
10/22	13,168	13,555
11/22	12,911	13,565
12/22	14,015	14,664
1/23	13,584	14,358
2/23	14,001	14,714
3/23	14,378	15,129
4/23	13,800	14,489
5/23	14,405	15,148
6/23	14,796	15,639
7/23	14,203	15,039
9/23	13,678	14,526
10/23	13,261	13,937
11/23	14,378	15,230
12/23	15,132	16,040
1/24	15,062	16,132
2/24	15,480	16,427
3/24	15,981	16,967
4/24	15,452	16,533
5/24	16,259	17,173
6/24	15,911	16,896
7/24	16,371	17,392
8/24	16,914	17,957
9/24	17,025	18,123
10/24	16,092	17,138
11/24	16,037	17,040
12/24	15,577	16,653
1/25	16,331	17,528
2/25	16,824	17,868
3/25	16,795	17,796
4/25	17,462	18,611
5/25	18,245	19,462
6/25	18,695	19,891
7/25	18,216	19,612
8/25	19,072	20,448
9/25	19,522	20,839
10/25	19,667	21,085
11/25	19,783	21,216
12/25	20,316	21,852
1/26	21,333	22,992
2/26	22,321	24,056
3/26	20,481	21,581
4/26	21,662	23,189
5/26	22,171	23,900
6/26	22,291	23,916
7/26	22,620	24,384
8/26	22,994	24,869

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-Year
R-3 Shares	20.56%	8.55%	8.68%
MSCI EAFE Index NTR	21.62%	9.35%	9.54%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 1,183,369,000
Holdings Count | Holding		662
Advisory Fees Paid, Amount		$ 2,675,000
InvestmentCompanyPortfolioTurnover		79.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,183,369 Total Number of Portfolio Holdings662 Portfolio Turnover Rate 79.5% Total Advisory Fees Paid (amount in thousands)$2,675
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.18%
Investment Companies	2.80%
Preferred Stocks	0.22%
Other Assets and LiabilitiesFootnote Reference*	(0.20)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Japan	23.11%
United Kingdom	13.33%
Switzerland	9.65%
Germany	8.66%
France	8.54%
Australia	6.39%
Netherlands	6.10%
Spain	3.83%
Sweden	3.38%
Italy	3.16%
Hong Kong	1.93%
Singapore	1.78%
Denmark	1.62%
Finland	1.14%
Israel	1.13%
Belgium	1.11%
Ireland	0.67%
Norway	0.62%
Austria	0.37%
Luxembourg	0.28%
Other LocationsFootnote Reference*	3.40%
Other Assets and LiabilitiesFootnote Reference†	(0.20)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000082034
Shareholder Report [Line Items]
Fund Name		International Equity Index Fund
Class Name		R-5
Trading Symbol		PIIQX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$61	0.55%

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		0.55%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets in securities that compose the MSCI EAFE Index NTR ("Index"). The Index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the Index. During the 12 months ending August 31, 2026, the Fund's investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns as information technology and energy posted the best returns for the year. The communication services and consumer discretionary sectors were the weakest performers. Advantest, Tokyo Electron Ltd., and ASML Holding contributed to performance. Sea Ltd., EssilorLuxottica SA, and Nintendo detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	R-5 Shares at net asset value $23,738	MSCI EAFE Index NTR $24,869
8/16	10,000	10,000
10/16	10,131	10,123
11/16	9,891	9,916
12/16	9,717	9,718
1/17	9,969	10,051
2/17	10,304	10,342
3/17	10,416	10,490
4/17	11,008	11,053
5/17	11,399	11,459
6/17	11,410	11,439
7/17	11,723	11,768
8/17	11,723	11,764
9/17	11,991	12,057
10/17	12,181	12,240
11/17	12,271	12,368
12/17	12,419	12,567
1/18	13,066	13,197
2/18	12,396	12,601
3/18	12,315	12,374
4/18	12,500	12,657
5/18	12,246	12,372
6/18	12,073	12,221
7/18	12,396	12,522
8/18	12,119	12,280
9/18	12,223	12,387
10/18	11,253	11,401
11/18	11,277	11,386
12/18	10,702	10,834
1/19	11,395	11,546
2/19	11,658	11,840
3/19	11,766	11,915
4/19	12,113	12,250
5/19	11,503	11,661
6/19	12,173	12,353
7/19	11,922	12,196
8/19	11,694	11,880
9/19	12,029	12,221
10/19	12,436	12,660
11/19	12,591	12,803
12/19	12,960	13,219
1/20	12,627	12,943
2/20	11,665	11,773
3/20	9,964	10,201
4/20	10,605	10,860
5/20	11,172	11,333
6/20	11,542	11,719
7/20	11,764	11,992
8/20	12,331	12,609
9/20	12,048	12,281
10/20	11,567	11,791
11/20	13,281	13,619
12/20	13,934	14,252
1/21	13,745	14,100
2/21	14,072	14,416
3/21	14,400	14,748
4/21	14,815	15,192
5/21	15,356	15,687
6/21	15,155	15,510
7/21	15,268	15,627
8/21	15,495	15,903
9/21	14,979	15,441
10/21	15,432	15,821
11/21	14,740	15,085
12/21	15,443	15,857
1/22	14,849	15,091
2/22	14,399	14,824
3/22	14,373	14,919
4/22	13,435	13,954
5/22	13,699	14,059
6/22	13,105	13,390
8/22	12,325	12,754
9/22	11,823	12,182
10/22	13,435	13,555
11/22	13,187	13,565
12/22	14,298	14,664
1/23	13,864	14,358
2/23	14,298	14,714
3/23	14,691	15,129
4/23	14,108	14,489
5/23	14,732	15,148
6/23	15,125	15,639
7/23	14,528	15,039
9/23	14,000	14,526
10/23	13,566	13,937
11/23	14,718	15,230
12/23	15,498	16,040
1/24	15,413	16,132
2/24	15,863	16,427
3/24	16,368	16,967
4/24	15,834	16,533
5/24	16,677	17,173
6/24	16,312	16,896
7/24	16,789	17,392
8/24	17,351	17,957
9/24	17,477	18,123
10/24	16,508	17,138
11/24	16,466	17,040
12/24	15,997	16,653
1/25	16,774	17,528
2/25	17,288	17,868
3/25	17,259	17,796
4/25	17,948	18,611
5/25	18,756	19,462
6/25	19,225	19,891
7/25	18,741	19,612
8/25	19,636	20,448
9/25	20,091	20,839
10/25	20,252	21,085
11/25	20,385	21,216
12/25	20,920	21,852
1/26	21,981	22,992
2/26	22,996	24,056
3/26	21,117	21,581
4/26	22,344	23,189
5/26	22,859	23,900
6/26	22,996	23,916
7/26	23,344	24,384
8/26	23,738	24,869

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-Year
R-5 Shares	20.89%	8.91%	9.03%
MSCI EAFE Index NTR	21.62%	9.35%	9.54%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 1,183,369,000
Holdings Count | Holding		662
Advisory Fees Paid, Amount		$ 2,675,000
InvestmentCompanyPortfolioTurnover		79.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,183,369 Total Number of Portfolio Holdings662 Portfolio Turnover Rate 79.5% Total Advisory Fees Paid (amount in thousands)$2,675
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.18%
Investment Companies	2.80%
Preferred Stocks	0.22%
Other Assets and LiabilitiesFootnote Reference*	(0.20)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Japan	23.11%
United Kingdom	13.33%
Switzerland	9.65%
Germany	8.66%
France	8.54%
Australia	6.39%
Netherlands	6.10%
Spain	3.83%
Sweden	3.38%
Italy	3.16%
Hong Kong	1.93%
Singapore	1.78%
Denmark	1.62%
Finland	1.14%
Israel	1.13%
Belgium	1.11%
Ireland	0.67%
Norway	0.62%
Austria	0.37%
Luxembourg	0.28%
Other LocationsFootnote Reference*	3.40%
Other Assets and LiabilitiesFootnote Reference†	(0.20)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000176329
Shareholder Report [Line Items]
Fund Name		International Equity Index Fund
Class Name		R-6
Trading Symbol		PFIEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$30	0.27%

Expenses Paid, Amount		$ 30
Expense Ratio, Percent		0.27%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets in securities that compose the MSCI EAFE Index NTR ("Index"). The Index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the Index. During the 12 months ending August 31, 2026, the Fund's investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns as information technology and energy posted the best returns for the year. The communication services and consumer discretionary sectors were the weakest performers. Advantest, Tokyo Electron Ltd., and ASML Holding contributed to performance. Sea Ltd., EssilorLuxottica SA, and Nintendo detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	R-6 Shares at net asset value $24,385	MSCI EAFE Index NTR $24,869
8/16	10,000	10,000
10/16	10,129	10,123
11/16	9,891	9,916
12/16	9,717	9,718
1/17	9,971	10,051
2/17	10,305	10,342
3/17	10,416	10,490
4/17	11,017	11,053
5/17	11,407	11,459
6/17	11,418	11,439
7/17	11,729	11,768
8/17	11,729	11,764
9/17	12,008	12,057
10/17	12,197	12,240
11/17	12,297	12,368
12/17	12,440	12,567
1/18	13,097	13,197
2/18	12,429	12,601
3/18	12,348	12,374
4/18	12,544	12,657
5/18	12,279	12,372
6/18	12,118	12,221
7/18	12,452	12,522
8/18	12,175	12,280
9/18	12,279	12,387
10/18	11,300	11,401
11/18	11,334	11,386
12/18	10,764	10,834
1/19	11,458	11,546
2/19	11,734	11,840
3/19	11,830	11,915
4/19	12,189	12,250
5/19	11,566	11,661
6/19	12,261	12,353
7/19	11,997	12,196
8/19	11,782	11,880
9/19	12,117	12,221
10/19	12,536	12,660
11/19	12,680	12,803
12/19	13,068	13,219
1/20	12,734	12,943
2/20	11,768	11,773
3/20	10,048	10,201
4/20	10,704	10,860
5/20	11,286	11,333
6/20	11,657	11,719
7/20	11,880	11,992
8/20	12,449	12,609
9/20	12,177	12,281
10/20	11,694	11,791
11/20	13,414	13,619
12/20	14,094	14,252
1/21	13,904	14,100
2/21	14,234	14,416
3/21	14,576	14,748
4/21	14,993	15,192
5/21	15,551	15,687
6/21	15,335	15,510
7/21	15,462	15,627
8/21	15,703	15,903
9/21	15,183	15,441
10/21	15,639	15,821
11/21	14,930	15,085
12/21	15,654	15,857
1/22	15,054	15,091
2/22	14,601	14,824
3/22	14,575	14,919
4/22	13,642	13,954
5/22	13,895	14,059
6/22	13,309	13,390
8/22	12,523	12,754
9/22	12,017	12,182
10/22	13,655	13,555
11/22	13,400	13,565
12/22	14,551	14,664
1/23	14,099	14,358
2/23	14,537	14,714
3/23	14,948	15,129
4/23	14,359	14,489
5/23	14,989	15,148
6/23	15,400	15,639
7/23	14,797	15,039
9/23	14,263	14,526
10/23	13,825	13,937
11/23	15,003	15,230
12/23	15,804	16,040
1/24	15,719	16,132
2/24	16,174	16,427
3/24	16,701	16,967
4/24	16,160	16,533
5/24	17,014	17,173
6/24	16,644	16,896
7/24	17,142	17,392
8/24	17,725	17,957
9/24	17,853	18,123
10/24	16,871	17,138
11/24	16,829	17,040
12/24	16,353	16,653
1/25	17,157	17,528
2/25	17,678	17,868
3/25	17,648	17,796
4/25	18,363	18,611
5/25	19,197	19,462
6/25	19,689	19,891
7/25	19,197	19,612
8/25	20,106	20,448
9/25	20,582	20,839
10/25	20,746	21,085
11/25	20,895	21,216
12/25	21,443	21,852
1/26	22,537	22,992
2/26	23,584	24,056
3/26	21,674	21,581
4/26	22,922	23,189
5/26	23,477	23,900
6/26	23,600	23,916
7/26	23,970	24,384
8/26	24,385	24,869

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	21.29%	9.20%	9.32%
MSCI EAFE Index NTR	21.62%	9.35%	9.54%

Performance Inception Date		Dec. 30, 2009
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 1,183,369,000
Holdings Count | Holding		662
Advisory Fees Paid, Amount		$ 2,675,000
InvestmentCompanyPortfolioTurnover		79.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,183,369 Total Number of Portfolio Holdings662 Portfolio Turnover Rate 79.5% Total Advisory Fees Paid (amount in thousands)$2,675
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.18%
Investment Companies	2.80%
Preferred Stocks	0.22%
Other Assets and LiabilitiesFootnote Reference*	(0.20)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Japan	23.11%
United Kingdom	13.33%
Switzerland	9.65%
Germany	8.66%
France	8.54%
Australia	6.39%
Netherlands	6.10%
Spain	3.83%
Sweden	3.38%
Italy	3.16%
Hong Kong	1.93%
Singapore	1.78%
Denmark	1.62%
Finland	1.14%
Israel	1.13%
Belgium	1.11%
Ireland	0.67%
Norway	0.62%
Austria	0.37%
Luxembourg	0.28%
Other LocationsFootnote Reference*	3.40%
Other Assets and LiabilitiesFootnote Reference†	(0.20)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000150254
Shareholder Report [Line Items]
Fund Name		International Small Company Fund
Class Name		Institutional
Trading Symbol		PISMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about International Small Company Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$115	1.09%

Expenses Paid, Amount		$ 115
Expense Ratio, Percent		1.09%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations. It invests primarily in foreign equity securities. The Fund typically invests in foreign securities of more than 10 countries but has no limitation on the percentage of assets that is invested in each country or denominated in any currency. The Fund’s investments underperformed the MSCI World Ex USA Small Cap Net Index ("Index") for the trailing year. Stock selection amongst the material sector stood out as a key detractor from relative performance led by metals and mining companies. The Fund’s investments in gold companies generally performed well amid rising underlying spot prices but lagged even stronger performing, higher beta, and earlier stage gold companies in the Index. Silver companies within the Index also performed well during the year, which was a relative headwind to the Fund. Stock selection among consumer discretionary companies was a headwind driven primarily by underperformance within sports data and betting technology companies amid investor concerns around the emergence of prediction markets, normalization of U.S. growth, and a broader derating across data providers amid perceived AI-driven substitution risks. Financials stood out as an area of positive relative performance led by insurance and financial services holdings who benefited from strong earnings growth, capital generation, and increasing assets under management. Holdings focused on wealth management performed well amid robust asset and wealth management flows and improving profitability, while insurance holdings delivered record operating results and organic capital generation following successful acquisition integrations.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares at net asset value $19,704	MSCI World Ex USA IMI USD Net $25,139	MSCI World Ex USA Small Cap Net $23,748
8/16	10,000	10,000	10,000
10/16	10,365	10,144	10,281
11/16	10,030	9,932	9,976
12/16	9,868	9,761	9,729
1/17	9,948	10,073	9,999
2/17	10,375	10,381	10,358
3/17	10,588	10,512	10,558
4/17	11,178	11,020	11,141
5/17	11,716	11,387	11,506
6/17	11,696	11,401	11,543
7/17	12,204	11,750	11,950
8/17	12,366	11,762	12,050
9/17	12,793	12,069	12,381
10/17	13,027	12,235	12,555
11/17	13,230	12,366	12,733
12/17	13,506	12,608	13,102
1/18	14,147	13,196	13,713
2/18	13,464	12,586	13,180
3/18	13,506	12,380	13,036
4/18	13,752	12,650	13,235
5/18	13,528	12,432	13,141
6/18	13,218	12,284	12,914
7/18	13,410	12,551	12,987
8/18	13,186	12,336	12,897
9/18	13,133	12,404	12,804
10/18	11,778	11,390	11,583
11/18	11,479	11,365	11,469
12/18	10,773	10,757	10,734
1/19	11,802	11,545	11,645
2/19	12,047	11,837	11,913
3/19	12,094	11,888	11,907
4/19	12,433	12,223	12,232
5/19	11,848	11,636	11,590
6/19	12,538	12,304	12,117
7/19	12,397	12,169	12,063
8/19	12,222	11,872	11,783
9/19	12,514	12,201	12,084
10/19	12,970	12,611	12,580
11/19	13,169	12,786	12,866
12/19	13,648	13,221	13,461
1/20	13,228	12,946	13,072
2/20	12,087	11,781	11,797
3/20	9,503	10,048	9,640
4/20	10,549	10,813	10,768
5/20	11,270	11,315	11,523
6/20	11,534	11,676	11,728
7/20	12,002	12,006	12,178
8/20	12,771	12,662	13,067
9/20	12,675	12,335	12,916
10/20	12,207	11,863	12,498
11/20	13,528	13,656	14,219
12/20	14,411	14,321	15,182
1/21	14,351	14,186	15,144
2/21	14,606	14,555	15,582
3/21	15,092	14,918	15,922
4/21	15,713	15,409	16,582
5/21	16,005	15,917	16,955
6/21	15,737	15,741	16,688
7/21	16,041	15,866	16,940
8/21	16,382	16,148	17,395
9/21	15,603	15,671	16,808
10/21	15,944	16,114	17,147
11/21	15,117	15,337	16,187
12/21	15,595	16,096	16,873
1/22	14,567	15,326	15,719
2/22	14,193	15,103	15,579
3/22	14,046	15,263	15,653
4/22	13,005	14,252	14,566
5/22	13,045	14,338	14,468
6/22	12,511	13,630	13,723
8/22	11,857	13,000	13,129
9/22	11,202	12,385	12,152
10/22	12,391	13,686	13,320
11/22	12,177	13,640	13,400
12/22	13,136	14,748	14,425
1/23	12,825	14,401	14,071
2/23	12,987	14,675	14,068
3/23	13,123	15,070	14,316
4/23	12,555	14,417	13,722
5/23	13,096	15,068	14,136
6/23	13,474	15,582	14,775
7/23	13,150	14,990	14,280
9/23	12,528	14,462	13,645
10/23	11,947	13,819	12,839
11/23	13,096	15,123	14,084
12/23	13,779	15,984	15,091
1/24	13,545	16,006	14,833
2/24	13,821	16,249	14,876
3/24	14,455	16,812	15,480
4/24	13,903	16,361	15,033
5/24	14,579	16,999	15,692
6/24	14,110	16,688	15,240
7/24	14,758	17,267	16,087
8/24	14,992	17,808	16,388
9/24	15,226	18,045	16,832
10/24	14,317	17,109	15,869
11/24	14,441	17,153	15,925
12/24	13,929	16,694	15,508
1/25	14,431	17,482	16,001
2/25	14,617	17,738	15,937
3/25	14,775	17,665	16,035
4/25	15,649	18,493	16,919
5/25	16,537	19,394	17,916
6/25	17,182	19,909	18,733
7/25	16,838	19,701	18,726
8/25	17,655	20,584	19,655
9/25	18,085	21,024	20,089
10/25	17,770	21,199	19,955
11/25	18,128	21,440	20,301
12/25	18,435	22,066	20,792
1/26	19,261	23,150	22,061
2/26	20,191	24,292	23,323
3/26	17,964	21,876	20,715
4/26	19,084	23,525	22,458
5/26	19,497	24,224	23,344
6/26	19,114	24,042	22,359
7/26	18,922	24,521	22,706
8/26	19,704	25,139	23,748

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-Year
Institutional Shares	11.60%	3.76%	7.02%
MSCI World Ex USA IMI USD Net	22.13%	9.26%	9.66%
MSCI World Ex USA Small Cap Net	20.82%	6.42%	9.03%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		The MSCI World Ex USA IMI USD Net is the Fund's primary broad-based securities market index. The MSCI World Ex USA Small Cap Net is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 300,617,000
Holdings Count | Holding		108
Advisory Fees Paid, Amount		$ 4,275,000
InvestmentCompanyPortfolioTurnover		56.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$300,617 Total Number of Portfolio Holdings108 Portfolio Turnover Rate 56.5% Total Advisory Fees Paid (amount in thousands)$4,275
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.86%
Investment Companies	1.84%
Other Assets and Liabilities	(0.70)%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Japan	32.09%
Canada	13.54%
United Kingdom	10.28%
Australia	6.32%
Germany	6.32%
Netherlands	4.16%
Italy	4.13%
France	3.26%
Denmark	3.17%
Israel	2.55%
Sweden	2.37%
Austria	1.34%
Portugal	1.28%
Ireland	1.24%
Finland	1.24%
Spain	1.07%
Macao	0.93%
Singapore	0.93%
United States	0.75%
Switzerland	0.75%
Other LocationsFootnote Reference*	2.98%
Other Assets and Liabilities	(0.70)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000176332
Shareholder Report [Line Items]
Fund Name		International Small Company Fund
Class Name		R-6
Trading Symbol		PFISX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about International Small Company Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$111	1.05%

Expenses Paid, Amount		$ 111
Expense Ratio, Percent		1.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations. It invests primarily in foreign equity securities. The Fund typically invests in foreign securities of more than 10 countries but has no limitation on the percentage of assets that is invested in each country or denominated in any currency. The Fund’s investments underperformed the MSCI World Ex USA Small Cap Net Index ("Index") for the trailing year. Stock selection amongst the material sector stood out as a key detractor from relative performance led by metals and mining companies. The Fund’s investments in gold companies generally performed well amid rising underlying spot prices but lagged even stronger performing, higher beta, and earlier stage gold companies in the Index. Silver companies within the Index also performed well during the year, which was a relative headwind to the Fund. Stock selection among consumer discretionary companies was a headwind driven primarily by underperformance within sports data and betting technology companies amid investor concerns around the emergence of prediction markets, normalization of U.S. growth, and a broader derating across data providers amid perceived AI-driven substitution risks. Financials stood out as an area of positive relative performance led by insurance and financial services holdings who benefited from strong earnings growth, capital generation, and increasing assets under management. Holdings focused on wealth management performed well amid robust asset and wealth management flows and improving profitability, while insurance holdings delivered record operating results and organic capital generation following successful acquisition integrations.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	R-6 Shares at net asset value $19,875	MSCI World Ex USA IMI USD Net $25,139	MSCI World Ex USA Small Cap Net $23,748
8/16	10,000	10,000	10,000
10/16	10,367	10,144	10,281
11/16	10,020	9,932	9,976
12/16	9,857	9,761	9,729
1/17	9,927	10,073	9,999
2/17	10,353	10,381	10,358
3/17	10,566	10,512	10,558
4/17	11,154	11,020	11,141
5/17	11,682	11,387	11,506
6/17	11,702	11,401	11,543
7/17	12,239	11,750	11,950
8/17	12,381	11,762	12,050
9/17	12,807	12,069	12,381
10/17	13,051	12,235	12,555
11/17	13,243	12,366	12,733
12/17	13,520	12,608	13,102
1/18	14,169	13,196	13,713
2/18	13,488	12,586	13,180
3/18	13,531	12,380	13,036
4/18	13,776	12,650	13,235
5/18	13,563	12,432	13,141
6/18	13,243	12,284	12,914
7/18	13,435	12,551	12,987
8/18	13,222	12,336	12,897
9/18	13,169	12,404	12,804
10/18	11,817	11,390	11,583
11/18	11,508	11,365	11,469
12/18	10,800	10,757	10,734
1/19	11,838	11,545	11,645
2/19	12,083	11,837	11,913
3/19	12,129	11,888	11,907
4/19	12,468	12,223	12,232
5/19	11,885	11,636	11,590
6/19	12,573	12,304	12,117
7/19	12,444	12,169	12,063
8/19	12,269	11,872	11,783
9/19	12,561	12,201	12,084
10/19	13,016	12,611	12,580
11/19	13,214	12,786	12,866
12/19	13,695	13,221	13,461
1/20	13,287	12,946	13,072
2/20	12,134	11,781	11,797
3/20	9,542	10,048	9,640
4/20	10,586	10,813	10,768
5/20	11,318	11,315	11,523
6/20	11,582	11,676	11,728
7/20	12,062	12,006	12,178
8/20	12,842	12,662	13,067
9/20	12,734	12,335	12,916
10/20	12,266	11,863	12,498
11/20	13,599	13,656	14,219
12/20	14,479	14,321	15,182
1/21	14,431	14,186	15,144
2/21	14,674	14,555	15,582
3/21	15,172	14,918	15,922
4/21	15,792	15,409	16,582
5/21	16,096	15,917	16,955
6/21	15,829	15,741	16,688
7/21	16,133	15,866	16,940
8/21	16,473	16,148	17,395
9/21	15,695	15,671	16,808
10/21	16,036	16,114	17,147
11/21	15,209	15,337	16,187
12/21	15,690	16,096	16,873
1/22	14,662	15,326	15,719
2/22	14,275	15,103	15,579
3/22	14,141	15,263	15,653
4/22	13,100	14,252	14,566
5/22	13,126	14,338	14,468
6/22	12,592	13,630	13,723
8/22	11,925	13,000	13,129
9/22	11,270	12,385	12,152
10/22	12,472	13,686	13,320
11/22	12,256	13,640	13,400
12/22	13,230	14,748	14,425
1/23	12,906	14,401	14,071
2/23	13,081	14,675	14,068
3/23	13,217	15,070	14,316
4/23	12,635	14,417	13,722
5/23	13,190	15,068	14,136
6/23	13,568	15,582	14,775
7/23	13,244	14,990	14,280
9/23	12,621	14,462	13,645
10/23	12,026	13,819	12,839
11/23	13,190	15,123	14,084
12/23	13,880	15,984	15,091
1/24	13,645	16,006	14,833
2/24	13,921	16,249	14,876
3/24	14,570	16,812	15,480
4/24	14,004	16,361	15,033
5/24	14,680	16,999	15,692
6/24	14,225	16,688	15,240
7/24	14,859	17,267	16,087
8/24	15,108	17,808	16,388
9/24	15,342	18,045	16,832
10/24	14,418	17,109	15,869
11/24	14,556	17,153	15,925
12/24	14,026	16,694	15,508
1/25	14,543	17,482	16,001
2/25	14,729	17,738	15,937
3/25	14,887	17,665	16,035
4/25	15,777	18,493	16,919
5/25	16,682	19,394	17,916
6/25	17,328	19,909	18,733
7/25	16,969	19,701	18,726
8/25	17,802	20,584	19,655
9/25	18,232	21,024	20,089
10/25	17,916	21,199	19,955
11/25	18,275	21,440	20,301
12/25	18,590	22,066	20,792
1/26	19,432	23,150	22,061
2/26	20,363	24,292	23,323
3/26	18,117	21,876	20,715
4/26	19,240	23,525	22,458
5/26	19,668	24,224	23,344
6/26	19,269	24,042	22,359
7/26	19,077	24,521	22,706
8/26	19,875	25,139	23,748

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	11.65%	3.83%	7.11%
MSCI World Ex USA IMI USD Net	22.13%	9.26%	9.66%
MSCI World Ex USA Small Cap Net	20.82%	6.42%	9.03%

Performance Inception Date		Jun. 11, 2014
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		The MSCI World Ex USA IMI USD Net is the Fund's primary broad-based securities market index. The MSCI World Ex USA Small Cap Net is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 300,617,000
Holdings Count | Holding		108
Advisory Fees Paid, Amount		$ 4,275,000
InvestmentCompanyPortfolioTurnover		56.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$300,617 Total Number of Portfolio Holdings108 Portfolio Turnover Rate 56.5% Total Advisory Fees Paid (amount in thousands)$4,275
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.86%
Investment Companies	1.84%
Other Assets and Liabilities	(0.70)%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Japan	32.09%
Canada	13.54%
United Kingdom	10.28%
Australia	6.32%
Germany	6.32%
Netherlands	4.16%
Italy	4.13%
France	3.26%
Denmark	3.17%
Israel	2.55%
Sweden	2.37%
Austria	1.34%
Portugal	1.28%
Ireland	1.24%
Finland	1.24%
Spain	1.07%
Macao	0.93%
Singapore	0.93%
United States	0.75%
Switzerland	0.75%
Other LocationsFootnote Reference*	2.98%
Other Assets and Liabilities	(0.70)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000115414
Shareholder Report [Line Items]
Fund Name		Opportunistic Municipal Fund
Class Name		Class A
Trading Symbol		PMOAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Opportunistic Municipal Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.05%

Expenses Paid, Amount		$ 109
Expense Ratio, Percent		1.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The Fund invests at least 80% of its net assets in municipal obligations, which are securities issued by or on behalf of state or local governments and other public authorities. The Fund also invests in inverse floating rate instruments, which are generally more volatile than other types of municipal obligations and may involve leverage, to enhance investment income. During the year, the municipal market experienced volatility across multiple fronts yet still generated positive returns. As in 2025, the market absorbed record levels of new-issue supply, although the elevated issuance continued to exert pressure on valuations. The municipal yield curve underwent a meaningful transformation during the year, with significant steepening driven by weakness in longer-dated maturities. Geopolitical developments represented one of the most significant influences on market conditions. The conflict involving Iran contributed to heightened inflation concerns and increased risk aversion among investors. In response, the Fund continued to be managed conservatively, maintaining a shorter duration profile to help mitigate interest rate risk. The portfolio's construction effectively combined above-average income generation with favorable convexity characteristics. Total return prospects were further supported by a dynamic credit allocation strategy. Higher-rated holdings were maintained to provide liquidity and portfolio stability, while select speculative positions offered enhanced coupon income and wider credit spreads that contributed to performance and helped reduce overall interest rate sensitivity. Throughout the year, the portfolio successfully navigated interest rate challenges while maintaining a compelling risk-return profile.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A Shares with maximum sales charge $12,052	Bloomberg Municipal Bond Index $12,085
8/16	9,625	10,000
10/16	9,564	9,950
11/16	9,414	9,846
12/16	8,861	9,478
1/17	8,935	9,590
2/17	8,980	9,653
3/17	9,086	9,720
4/17	9,252	9,812
5/17	9,424	9,968
6/17	9,418	9,932
7/17	9,500	10,012
8/17	9,637	10,088
9/17	9,632	10,037
10/17	9,679	10,061
11/17	9,699	10,008
12/17	9,840	10,112
1/18	9,732	9,993
2/18	9,705	9,963
3/18	9,774	10,000
4/18	9,767	9,964
5/18	9,900	10,079
6/18	9,894	10,087
7/18	9,916	10,112
8/18	9,962	10,138
9/18	9,907	10,072
10/18	9,800	10,010
11/18	9,863	10,121
12/18	9,971	10,242
1/19	10,042	10,319
2/19	10,129	10,375
3/19	10,373	10,539
4/19	10,445	10,578
5/19	10,634	10,724
6/19	10,684	10,764
7/19	10,775	10,850
8/19	10,994	11,022
9/19	10,925	10,933
10/19	10,956	10,953
11/19	10,986	10,980
12/19	11,027	11,014
1/20	11,255	11,212
2/20	11,479	11,356
3/20	10,178	10,944
4/20	9,858	10,807
5/20	10,328	11,151
6/20	10,749	11,242
7/20	11,044	11,432
8/20	11,062	11,378
9/20	11,085	11,381
10/20	11,078	11,346
11/20	11,322	11,518
12/20	11,510	11,588
1/21	11,714	11,662
2/21	11,508	11,476
3/21	11,614	11,547
4/21	11,813	11,644
5/21	11,979	11,679
6/21	12,145	11,711
7/21	12,271	11,808
8/21	12,217	11,765
9/21	12,078	11,680
10/21	12,036	11,645
11/21	12,201	11,745
12/21	12,243	11,764
1/22	11,871	11,442
2/22	11,685	11,401
3/22	11,208	11,031
4/22	10,743	10,726
5/22	10,811	10,885
6/22	10,841	10,990
8/22	10,577	10,749
9/22	9,806	10,250
10/22	10,298	10,730
11/22	10,282	10,761
12/22	10,656	11,070
1/23	10,349	10,819
2/23	10,465	11,059
3/23	10,521	11,034
4/23	10,536	10,939
5/23	10,675	11,048
6/23	10,711	11,092
7/23	10,612	10,932
9/23	10,335	10,612
10/23	10,114	10,521
11/23	10,718	11,189
12/23	11,053	11,449
1/24	11,068	11,391
2/24	11,161	11,406
3/24	11,236	11,405
4/24	11,114	11,264
5/24	11,182	11,231
6/24	11,361	11,403
7/24	11,440	11,507
8/24	11,556	11,598
9/24	11,651	11,712
10/24	11,480	11,542
11/24	11,674	11,741
12/24	11,539	11,570
1/25	11,596	11,628
2/25	11,742	11,743
3/25	11,532	11,544
4/25	11,348	11,451
5/25	11,324	11,459
6/25	11,367	11,530
7/25	11,208	11,507
8/25	11,294	11,607
9/25	11,691	11,876
10/25	11,812	12,023
11/25	11,875	12,050
12/25	11,872	12,061
1/26	11,967	12,174
2/26	12,096	12,326
3/26	11,839	12,040
4/26	12,009	12,178
5/26	12,119	12,223
6/26	12,277	12,341
7/26	12,085	12,113
8/26	12,052	12,085

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	6.71%	-0.27%	2.27%
Class A Shares Including Sales Charge	2.68%	-1.04%	1.88%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 183,441,000
Holdings Count | Holding		157
Advisory Fees Paid, Amount		$ 801,000
InvestmentCompanyPortfolioTurnover		45.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$183,441 Total Number of Portfolio Holdings157 Portfolio Turnover Rate 45.2% Total Advisory Fees Paid (amount in thousands)$801
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Municipal Bonds	104.80%
Investment Companies	0.82%
Common Stocks	0.01%
Other Assets and LiabilitiesFootnote Reference*	(5.63)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Table Summary
Top States/Territories	Percent of Net Assets
New York	16.12%
Florida	14.43%
California	9.58%
Texas	7.95%
Alabama	7.79%
Pennsylvania	5.82%
Georgia	3.95%
Utah	3.74%
Illinois	3.70%
Wisconsin	3.57%
Ohio	3.37%
Louisiana	3.23%
Arkansas	2.88%
Puerto Rico	2.43%
Arizona	1.91%
Nevada	1.12%
Connecticut	1.01%
Virginia	1.00%
Tennessee	0.97%
Maryland	0.85%
Other StatesFootnote Reference*	10.21%
Other Assets and LiabilitiesFootnote Reference†	(5.63)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000153266
Shareholder Report [Line Items]
Fund Name		Opportunistic Municipal Fund
Class Name		Institutional
Trading Symbol		POMFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Opportunistic Municipal Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$80	0.77%

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.77%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The Fund invests at least 80% of its net assets in municipal obligations, which are securities issued by or on behalf of state or local governments and other public authorities. The Fund also invests in inverse floating rate instruments, which are generally more volatile than other types of municipal obligations and may involve leverage, to enhance investment income. During the year, the municipal market experienced volatility across multiple fronts yet still generated positive returns. As in 2025, the market absorbed record levels of new-issue supply, although the elevated issuance continued to exert pressure on valuations. The municipal yield curve underwent a meaningful transformation during the year, with significant steepening driven by weakness in longer-dated maturities. Geopolitical developments represented one of the most significant influences on market conditions. The conflict involving Iran contributed to heightened inflation concerns and increased risk aversion among investors. In response, the Fund continued to be managed conservatively, maintaining a shorter duration profile to help mitigate interest rate risk. The portfolio's construction effectively combined above-average income generation with favorable convexity characteristics. Total return prospects were further supported by a dynamic credit allocation strategy. Higher-rated holdings were maintained to provide liquidity and portfolio stability, while select speculative positions offered enhanced coupon income and wider credit spreads that contributed to performance and helped reduce overall interest rate sensitivity. Throughout the year, the portfolio successfully navigated interest rate challenges while maintaining a compelling risk-return profile.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares at net asset value $12,896	Bloomberg Municipal Bond Index $12,085
8/16	10,000	10,000
10/16	9,939	9,950
11/16	9,785	9,846
12/16	9,211	9,478
1/17	9,282	9,590
2/17	9,330	9,653
3/17	9,443	9,720
4/17	9,629	9,812
5/17	9,820	9,968
6/17	9,816	9,932
7/17	9,894	10,012
8/17	10,048	10,088
9/17	10,035	10,037
10/17	10,086	10,061
11/17	10,109	10,008
12/17	10,258	10,112
1/18	10,158	9,993
2/18	10,122	9,963
3/18	10,206	10,000
4/18	10,191	9,964
5/18	10,333	10,079
6/18	10,329	10,087
7/18	10,364	10,112
8/18	10,416	10,138
9/18	10,360	10,072
10/18	10,240	10,010
11/18	10,309	10,121
12/18	10,434	10,242
1/19	10,510	10,319
2/19	10,604	10,375
3/19	10,862	10,539
4/19	10,929	10,578
5/19	11,141	10,724
6/19	11,195	10,764
7/19	11,293	10,850
8/19	11,515	11,022
9/19	11,445	10,933
10/19	11,480	10,953
11/19	11,514	10,980
12/19	11,570	11,014
1/20	11,802	11,212
2/20	12,050	11,356
3/20	10,687	10,944
4/20	10,344	10,807
5/20	10,851	11,151
6/20	11,285	11,242
7/20	11,597	11,432
8/20	11,629	11,378
9/20	11,655	11,381
10/20	11,651	11,346
11/20	11,910	11,518
12/20	12,100	11,588
1/21	12,328	11,662
2/21	12,103	11,476
3/21	12,228	11,547
4/21	12,441	11,644
5/21	12,618	11,679
6/21	12,796	11,711
7/21	12,921	11,808
8/21	12,877	11,765
9/21	12,735	11,680
10/21	12,693	11,645
11/21	12,870	11,745
12/21	12,917	11,764
1/22	12,516	11,442
2/22	12,335	11,401
3/22	11,834	11,031
4/22	11,335	10,726
5/22	11,409	10,885
6/22	11,446	10,990
8/22	11,171	10,749
9/22	10,373	10,250
10/22	10,895	10,730
11/22	10,881	10,761
12/22	11,267	11,070
1/23	10,944	10,819
2/23	11,070	11,059
3/23	11,143	11,034
4/23	11,150	10,939
5/23	11,312	11,048
6/23	11,352	11,092
7/23	11,251	10,932
9/23	10,960	10,612
10/23	10,728	10,521
11/23	11,370	11,189
12/23	11,717	11,449
1/24	11,747	11,391
2/24	11,848	11,406
3/24	11,931	11,405
4/24	11,804	11,264
5/24	11,867	11,231
6/24	12,071	11,403
7/24	12,158	11,507
8/24	12,284	11,598
9/24	12,388	11,712
10/24	12,209	11,542
11/24	12,419	11,741
12/24	12,277	11,570
1/25	12,341	11,628
2/25	12,499	11,743
3/25	12,278	11,544
4/25	12,085	11,451
5/25	12,050	11,459
6/25	12,112	11,530
7/25	11,945	11,507
8/25	12,039	11,607
9/25	12,464	11,876
10/25	12,596	12,023
11/25	12,667	12,050
12/25	12,666	12,061
1/26	12,770	12,174
2/26	12,910	12,326
3/26	12,640	12,040
4/26	12,824	12,178
5/26	12,944	12,223
6/26	13,116	12,341
7/26	12,914	12,113
8/26	12,896	12,085

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-Year
Institutional Shares	7.11%	0.03%	2.58%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 183,441,000
Holdings Count | Holding		157
Advisory Fees Paid, Amount		$ 801,000
InvestmentCompanyPortfolioTurnover		45.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$183,441 Total Number of Portfolio Holdings157 Portfolio Turnover Rate 45.2% Total Advisory Fees Paid (amount in thousands)$801
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Municipal Bonds	104.80%
Investment Companies	0.82%
Common Stocks	0.01%
Other Assets and LiabilitiesFootnote Reference*	(5.63)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Table Summary
Top States/Territories	Percent of Net Assets
New York	16.12%
Florida	14.43%
California	9.58%
Texas	7.95%
Alabama	7.79%
Pennsylvania	5.82%
Georgia	3.95%
Utah	3.74%
Illinois	3.70%
Wisconsin	3.57%
Ohio	3.37%
Louisiana	3.23%
Arkansas	2.88%
Puerto Rico	2.43%
Arizona	1.91%
Nevada	1.12%
Connecticut	1.01%
Virginia	1.00%
Tennessee	0.97%
Maryland	0.85%
Other StatesFootnote Reference*	10.21%
Other Assets and LiabilitiesFootnote Reference†	(5.63)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000101659
Shareholder Report [Line Items]
Fund Name		Small-MidCap Dividend Income Fund
Class Name		Class A
Trading Symbol		PMDAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.12%

Expenses Paid, Amount		$ 121
Expense Ratio, Percent		1.12%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. The Fund invests at least 80% of its net assets in dividend-paying equity securities of companies with small-to-medium market capitalizations. Its investments include the securities of foreign issuers and real estate investment trusts. MKS, Inc. (MKSI) contributed to relative performance as investors continue to be encouraged by signs that its cyclically weaker markets are rebounding and demand for semiconductor capital equipment subsystems and advanced packaging chemistries are rising due to artificial intelligence and data center growth. Western Digital Corp. (WDC) develops, manufactures, and sells data storage devices and solutions and is one of only two major pure-play hard disk drive (HDD) manufacturers. As inferencing and storage demand continued to ramp, memory and storage-related names posted a strong year, including WDC. Amkor Technology, Inc. (AMKR) is the second largest outsourced semiconductor assembly and test supplier (OSAT) focused on advanced packaging solutions. AMKR outperformed following earnings that beat expectations and guidance that was raised. Not owning SanDisk Corp. (SNDK) detracted from performance as shares rallied meaningfully along with other memory-related names. Hamilton Lane Inc. (HLNE) lagged during the year as investors became concerned about private debt and private equity exposure to businesses that may be disrupted by AI. Not owning Ciena Corp. (CIEN) detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A Shares with maximum sales charge $21,881	Russell 3000 Index $39,898	Russell 2500 Value Index $27,900
8/16	9,450	10,000	10,000
10/16	9,431	10,016	10,066
11/16	9,291	9,799	9,764
12/16	9,957	10,238	10,701
1/17	10,295	10,437	11,006
2/17	10,476	10,634	11,066
3/17	10,733	11,029	11,272
4/17	10,734	11,154	11,173
5/17	10,592	11,268	10,930
6/17	10,798	11,370	11,221
7/17	10,914	11,584	11,308
8/17	10,695	11,606	11,112
9/17	11,226	11,889	11,651
10/17	11,323	12,149	11,714
11/17	11,621	12,518	12,098
12/17	11,628	12,643	12,146
1/18	11,845	13,309	12,299
2/18	11,234	12,819	11,695
3/18	11,260	12,561	11,824
4/18	11,349	12,609	11,952
5/18	11,669	12,965	12,444
6/18	11,651	13,050	12,510
7/18	11,979	13,483	12,758
8/18	12,184	13,956	13,048
9/18	11,948	13,979	12,844
10/18	10,886	12,950	11,746
11/18	11,194	13,209	11,968
12/18	10,014	11,980	10,645
1/19	11,098	13,008	11,835
2/19	11,289	13,466	12,204
3/19	11,182	13,662	12,041
4/19	11,575	14,208	12,464
5/19	10,702	13,289	11,524
6/19	11,463	14,222	12,269
7/19	11,552	14,433	12,349
8/19	11,230	14,139	11,748
9/19	11,830	14,387	12,285
10/19	11,911	14,697	12,462
11/19	12,137	15,256	12,768
12/19	12,518	15,696	13,153
1/20	12,027	15,679	12,674
2/20	10,725	14,395	11,452
3/20	8,001	12,416	8,597
4/20	9,007	14,060	9,734
5/20	9,361	14,812	10,178
6/20	9,540	15,151	10,368
7/20	9,763	16,011	10,679
8/20	9,820	17,171	11,165
9/20	9,351	16,546	10,735
10/20	9,674	16,189	10,977
11/20	11,023	18,158	12,898
12/20	11,696	18,975	13,795
1/21	11,771	18,890	14,100
2/21	12,635	19,481	15,354
3/21	13,302	20,179	16,117
4/21	14,002	21,219	16,808
5/21	14,161	21,316	17,150
6/21	13,891	21,842	16,923
7/21	14,033	22,211	16,675
8/21	14,183	22,845	17,027
9/21	13,881	21,820	16,573
10/21	14,699	23,295	17,360
11/21	14,399	22,941	16,756
12/21	15,209	23,844	17,627
1/22	14,573	22,441	16,731
2/22	14,547	21,876	17,004
3/22	14,478	22,585	17,363
4/22	13,538	20,558	16,186
5/22	14,067	20,531	16,496
6/22	14,104	20,578	16,112
8/22	13,430	19,810	15,607
9/22	13,348	19,447	15,510
10/22	14,050	20,462	16,289
11/22	13,395	19,264	15,321
12/22	14,573	20,591	16,852
1/23	14,324	20,110	16,375
2/23	13,678	20,647	15,535
3/23	13,732	20,867	15,328
4/23	13,221	20,949	14,890
5/23	14,563	22,379	16,214
6/23	15,237	23,181	17,164
7/23	14,788	22,734	16,503
9/23	13,935	21,651	15,620
10/23	13,340	21,077	14,744
11/23	14,476	23,042	16,082
12/23	15,878	24,265	17,769
1/24	15,641	24,534	17,271
2/24	16,335	25,862	17,963
3/24	17,195	26,696	18,848
4/24	16,150	25,521	17,663
5/24	16,654	26,727	18,407
6/24	16,410	27,554	18,037
7/24	17,633	28,066	19,497
8/24	17,651	28,677	19,496
9/24	17,809	29,271	19,773
10/24	17,634	29,056	19,524
11/24	19,165	30,989	21,246
12/24	17,586	30,041	19,721
1/25	18,253	30,990	20,392
2/25	17,824	30,396	19,638
3/25	16,960	28,623	18,571
4/25	16,338	28,431	18,033
5/25	17,112	30,233	19,063
6/25	17,719	31,769	19,925
7/25	18,036	32,469	20,271
8/25	18,784	33,220	21,334
9/25	18,812	34,366	21,553
10/25	18,571	35,103	21,497
11/25	19,052	35,199	22,116
12/25	19,058	35,192	22,232
1/26	20,647	35,738	23,547
2/26	21,196	35,568	24,457
3/26	19,795	33,800	23,293
4/26	21,429	37,248	25,707
5/26	21,271	39,135	26,490
6/26	22,650	39,015	27,603
7/26	22,246	38,833	27,623
8/26	21,881	39,898	27,900

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	16.48%	9.06%	8.76%
Class A Shares Including Sales Charge	10.08%	7.83%	8.14%
Russell 3000 Index	20.10%	11.80%	14.84%
Russell 2500 Value Index	30.78%	10.38%	10.81%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		The Russell 3000 Index is the Fund's primary broad-based securities market index. The Russell 2500 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 1,097,151,000
Holdings Count | Holding		80
Advisory Fees Paid, Amount		$ 12,122,000
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,097,151 Total Number of Portfolio Holdings80 Portfolio Turnover Rate 24.0% Total Advisory Fees Paid (amount in thousands)$12,122
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.57%
Investment Companies	0.36%
Other Assets and Liabilities	0.07%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	29.59%
Industrial	22.94%
Consumer, Non-cyclical	14.33%
Consumer, Cyclical	9.67%
Technology	8.43%
Energy	5.65%
Utilities	4.27%
Basic Materials	2.94%
Communications	1.75%
Money Market Funds	0.36%
Other Assets and Liabilities	0.07%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000115416
Shareholder Report [Line Items]
Fund Name		Small-MidCap Dividend Income Fund
Class Name		Class C
Trading Symbol		PMDDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	1.87%

Expenses Paid, Amount		$ 202
Expense Ratio, Percent		1.87%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. The Fund invests at least 80% of its net assets in dividend-paying equity securities of companies with small-to-medium market capitalizations. Its investments include the securities of foreign issuers and real estate investment trusts. MKS, Inc. (MKSI) contributed to relative performance as investors continue to be encouraged by signs that its cyclically weaker markets are rebounding and demand for semiconductor capital equipment subsystems and advanced packaging chemistries are rising due to artificial intelligence and data center growth. Western Digital Corp. (WDC) develops, manufactures, and sells data storage devices and solutions and is one of only two major pure-play hard disk drive (HDD) manufacturers. As inferencing and storage demand continued to ramp, memory and storage-related names posted a strong year, including WDC. Amkor Technology, Inc. (AMKR) is the second largest outsourced semiconductor assembly and test supplier (OSAT) focused on advanced packaging solutions. AMKR outperformed following earnings that beat expectations and guidance that was raised. Not owning SanDisk Corp. (SNDK) detracted from performance as shares rallied meaningfully along with other memory-related names. Hamilton Lane Inc. (HLNE) lagged during the year as investors became concerned about private debt and private equity exposure to businesses that may be disrupted by AI. Not owning Ciena Corp. (CIEN) detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class C Shares with maximum sales charge $21,815	Russell 3000 Index $39,898	Russell 2500 Value Index $27,900
8/16	10,000	10,000	10,000
10/16	9,981	10,016	10,066
11/16	9,819	9,799	9,764
12/16	10,520	10,238	10,701
1/17	10,868	10,437	11,006
2/17	11,052	10,634	11,066
3/17	11,319	11,029	11,272
4/17	11,306	11,154	11,173
5/17	11,148	11,268	10,930
6/17	11,353	11,370	11,221
7/17	11,470	11,584	11,308
8/17	11,237	11,606	11,112
9/17	11,787	11,889	11,651
10/17	11,883	12,149	11,714
11/17	12,184	12,518	12,098
12/17	12,188	12,643	12,146
1/18	12,410	13,309	12,299
2/18	11,764	12,819	11,695
3/18	11,787	12,561	11,824
4/18	11,866	12,609	11,952
5/18	12,196	12,965	12,444
6/18	12,168	13,050	12,510
7/18	12,499	13,483	12,758
8/18	12,707	13,956	13,048
9/18	12,457	13,979	12,844
10/18	11,342	12,950	11,746
11/18	11,658	13,209	11,968
12/18	10,418	11,980	10,645
1/19	11,539	13,008	11,835
2/19	11,732	13,466	12,204
3/19	11,608	13,662	12,041
4/19	12,011	14,208	12,464
5/19	11,097	13,289	11,524
6/19	11,879	14,222	12,269
7/19	11,972	14,433	12,349
8/19	11,627	14,139	11,748
9/19	12,240	14,387	12,285
10/19	12,307	14,697	12,462
11/19	12,544	15,256	12,768
12/19	12,924	15,696	13,153
1/20	12,412	15,679	12,674
2/20	11,065	14,395	11,452
3/20	8,254	12,416	8,597
4/20	9,281	14,060	9,734
5/20	9,632	14,812	10,178
6/20	9,812	15,151	10,368
7/20	10,035	16,011	10,679
8/20	10,086	17,171	11,165
9/20	9,596	16,546	10,735
10/20	9,930	16,189	10,977
11/20	11,302	18,158	12,898
12/20	11,984	18,975	13,795
1/21	12,052	18,890	14,100
2/21	12,928	19,481	15,354
3/21	13,607	20,179	16,117
4/21	14,312	21,219	16,808
5/21	14,467	21,316	17,150
6/21	14,183	21,842	16,923
7/21	14,321	22,211	16,675
8/21	14,467	22,845	17,027
9/21	14,149	21,820	16,573
10/21	14,975	23,295	17,360
11/21	14,657	22,941	16,756
12/21	15,479	23,844	17,627
1/22	14,816	22,441	16,731
2/22	14,782	21,876	17,004
3/22	14,703	22,585	17,363
4/22	13,737	20,558	16,186
5/22	14,263	20,531	16,496
6/22	14,295	20,578	16,112
8/22	13,587	19,810	15,607
9/22	13,493	19,447	15,510
10/22	14,193	20,462	16,289
11/22	13,529	19,264	15,321
12/22	14,704	20,591	16,852
1/23	14,449	20,110	16,375
2/23	13,791	20,647	15,535
3/23	13,836	20,867	15,328
4/23	13,307	20,949	14,890
5/23	14,655	22,379	16,214
6/23	15,322	23,181	17,164
7/23	14,856	22,734	16,503
9/23	13,995	21,651	15,620
10/23	13,391	21,077	14,744
11/23	14,517	23,042	16,082
12/23	15,911	24,265	17,769
1/24	15,661	24,534	17,271
2/24	16,346	25,862	17,963
3/24	17,196	26,696	18,848
4/24	16,140	25,521	17,663
5/24	16,640	26,727	18,407
6/24	16,387	27,554	18,037
7/24	17,594	28,066	19,497
8/24	17,603	28,677	19,496
9/24	17,756	29,271	19,773
10/24	17,581	29,056	19,524
11/24	19,108	30,989	21,246
12/24	17,533	30,041	19,721
1/25	18,199	30,990	20,392
2/25	17,771	30,396	19,638
3/25	16,909	28,623	18,571
4/25	16,289	28,431	18,033
5/25	17,061	30,233	19,063
6/25	17,666	31,769	19,925
7/25	17,982	32,469	20,271
8/25	18,728	33,220	21,334
9/25	18,755	34,366	21,553
10/25	18,516	35,103	21,497
11/25	18,995	35,199	22,116
12/25	19,001	35,192	22,232
1/26	20,585	35,738	23,547
2/26	21,133	35,568	24,457
3/26	19,736	33,800	23,293
4/26	21,364	37,248	25,707
5/26	21,207	39,135	26,490
6/26	22,582	39,015	27,603
7/26	22,179	38,833	27,623
8/26	21,815	39,898	27,900

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	15.59%	8.24%	8.11%
Class C Shares Including Sales Charge	14.59%	8.24%	8.11%
Russell 3000 Index	20.10%	11.80%	14.84%
Russell 2500 Value Index	30.78%	10.38%	10.81%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		The Russell 3000 Index is the Fund's primary broad-based securities market index. The Russell 2500 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 1,097,151,000
Holdings Count | Holding		80
Advisory Fees Paid, Amount		$ 12,122,000
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,097,151 Total Number of Portfolio Holdings80 Portfolio Turnover Rate 24.0% Total Advisory Fees Paid (amount in thousands)$12,122
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.57%
Investment Companies	0.36%
Other Assets and Liabilities	0.07%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	29.59%
Industrial	22.94%
Consumer, Non-cyclical	14.33%
Consumer, Cyclical	9.67%
Technology	8.43%
Energy	5.65%
Utilities	4.27%
Basic Materials	2.94%
Communications	1.75%
Money Market Funds	0.36%
Other Assets and Liabilities	0.07%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000101661
Shareholder Report [Line Items]
Fund Name		Small-MidCap Dividend Income Fund
Class Name		Institutional
Trading Symbol		PMDIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$92	0.85%

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. The Fund invests at least 80% of its net assets in dividend-paying equity securities of companies with small-to-medium market capitalizations. Its investments include the securities of foreign issuers and real estate investment trusts. MKS, Inc. (MKSI) contributed to relative performance as investors continue to be encouraged by signs that its cyclically weaker markets are rebounding and demand for semiconductor capital equipment subsystems and advanced packaging chemistries are rising due to artificial intelligence and data center growth. Western Digital Corp. (WDC) develops, manufactures, and sells data storage devices and solutions and is one of only two major pure-play hard disk drive (HDD) manufacturers. As inferencing and storage demand continued to ramp, memory and storage-related names posted a strong year, including WDC. Amkor Technology, Inc. (AMKR) is the second largest outsourced semiconductor assembly and test supplier (OSAT) focused on advanced packaging solutions. AMKR outperformed following earnings that beat expectations and guidance that was raised. Not owning SanDisk Corp. (SNDK) detracted from performance as shares rallied meaningfully along with other memory-related names. Hamilton Lane Inc. (HLNE) lagged during the year as investors became concerned about private debt and private equity exposure to businesses that may be disrupted by AI. Not owning Ciena Corp. (CIEN) detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares at net asset value $23,814	Russell 3000 Index $39,898	Russell 2500 Value Index $27,900
8/16	10,000	10,000	10,000
10/16	9,986	10,016	10,066
11/16	9,839	9,799	9,764
12/16	10,548	10,238	10,701
1/17	10,905	10,437	11,006
2/17	11,102	10,634	11,066
3/17	11,374	11,029	11,272
4/17	11,382	11,154	11,173
5/17	11,232	11,268	10,930
6/17	11,452	11,370	11,221
7/17	11,581	11,584	11,308
8/17	11,356	11,606	11,112
9/17	11,921	11,889	11,651
10/17	12,030	12,149	11,714
11/17	12,346	12,518	12,098
12/17	12,356	12,643	12,146
1/18	12,600	13,309	12,299
2/18	11,953	12,819	11,695
3/18	11,981	12,561	11,824
4/18	12,075	12,609	11,952
5/18	12,421	12,965	12,444
6/18	12,397	13,050	12,510
7/18	12,752	13,483	12,758
8/18	12,969	13,956	13,048
9/18	12,727	13,979	12,844
10/18	11,601	12,950	11,746
11/18	11,935	13,209	11,968
12/18	10,669	11,980	10,645
1/19	11,835	13,008	11,835
2/19	12,038	13,466	12,204
3/19	11,923	13,662	12,041
4/19	12,339	14,208	12,464
5/19	11,414	13,289	11,524
6/19	12,238	14,222	12,269
7/19	12,332	14,433	12,349
8/19	11,991	14,139	11,748
9/19	12,636	14,387	12,285
10/19	12,722	14,697	12,462
11/19	12,970	15,256	12,768
12/19	13,377	15,696	13,153
1/20	12,863	15,679	12,674
2/20	11,471	14,395	11,452
3/20	8,558	12,416	8,597
4/20	9,636	14,060	9,734
5/20	10,013	14,812	10,178
6/20	10,210	15,151	10,368
7/20	10,447	16,011	10,679
8/20	10,509	17,171	11,165
9/20	10,017	16,546	10,735
10/20	10,360	16,189	10,977
11/20	11,806	18,158	12,898
12/20	12,533	18,975	13,795
1/21	12,612	18,890	14,100
2/21	13,542	19,481	15,354
3/21	14,259	20,179	16,117
4/21	15,014	21,219	16,808
5/21	15,192	21,316	17,150
6/21	14,906	21,842	16,923
7/21	15,057	22,211	16,675
8/21	15,226	22,845	17,027
9/21	14,905	21,820	16,573
10/21	15,788	23,295	17,360
11/21	15,467	22,941	16,756
12/21	16,344	23,844	17,627
1/22	15,664	22,441	16,731
2/22	15,637	21,876	17,004
3/22	15,572	22,585	17,363
4/22	14,557	20,558	16,186
5/22	15,132	20,531	16,496
6/22	15,183	20,578	16,112
8/22	14,453	19,810	15,607
9/22	14,375	19,447	15,510
10/22	15,136	20,462	16,289
11/22	14,437	19,264	15,321
12/22	15,699	20,591	16,852
1/23	15,441	20,110	16,375
2/23	14,749	20,647	15,535
3/23	14,806	20,867	15,328
4/23	14,259	20,949	14,890
5/23	15,708	22,379	16,214
6/23	16,441	23,181	17,164
7/23	15,959	22,734	16,503
9/23	15,045	21,651	15,620
10/23	14,406	21,077	14,744
11/23	15,635	23,042	16,082
12/23	17,151	24,265	17,769
1/24	16,896	24,534	17,271
2/24	17,651	25,862	17,963
3/24	18,586	26,696	18,848
4/24	17,464	25,521	17,663
5/24	18,005	26,727	18,407
6/24	17,754	27,554	18,037
7/24	19,070	28,066	19,497
8/24	19,109	28,677	19,496
9/24	19,282	29,271	19,773
10/24	19,093	29,056	19,524
11/24	20,760	30,989	21,246
12/24	19,055	30,041	19,721
1/25	19,774	30,990	20,392
2/25	19,312	30,396	19,638
3/25	18,382	28,623	18,571
4/25	17,713	28,431	18,033
5/25	18,547	30,233	19,063
6/25	19,224	31,769	19,925
7/25	19,565	32,469	20,271
8/25	20,382	33,220	21,334
9/25	20,415	34,366	21,553
10/25	20,155	35,103	21,497
11/25	20,695	35,199	22,116
12/25	20,695	35,192	22,232
1/26	22,431	35,738	23,547
2/26	23,034	35,568	24,457
3/26	21,514	33,800	23,293
4/26	23,299	37,248	25,707
5/26	23,129	39,135	26,490
6/26	24,634	39,015	27,603
7/26	24,197	38,833	27,623
8/26	23,814	39,898	27,900

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-Year
Institutional Shares	16.84%	9.36%	9.06%
Russell 3000 Index	20.10%	11.80%	14.84%
Russell 2500 Value Index	30.78%	10.38%	10.81%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		The Russell 3000 Index is the Fund's primary broad-based securities market index. The Russell 2500 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 1,097,151,000
Holdings Count | Holding		80
Advisory Fees Paid, Amount		$ 12,122,000
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,097,151 Total Number of Portfolio Holdings80 Portfolio Turnover Rate 24.0% Total Advisory Fees Paid (amount in thousands)$12,122
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.57%
Investment Companies	0.36%
Other Assets and Liabilities	0.07%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	29.59%
Industrial	22.94%
Consumer, Non-cyclical	14.33%
Consumer, Cyclical	9.67%
Technology	8.43%
Energy	5.65%
Utilities	4.27%
Basic Materials	2.94%
Communications	1.75%
Money Market Funds	0.36%
Other Assets and Liabilities	0.07%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000176330
Shareholder Report [Line Items]
Fund Name		Small-MidCap Dividend Income Fund
Class Name		R-6
Trading Symbol		PMDHX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$85	0.78%

Expenses Paid, Amount		$ 85
Expense Ratio, Percent		0.78%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. The Fund invests at least 80% of its net assets in dividend-paying equity securities of companies with small-to-medium market capitalizations. Its investments include the securities of foreign issuers and real estate investment trusts. MKS, Inc. (MKSI) contributed to relative performance as investors continue to be encouraged by signs that its cyclically weaker markets are rebounding and demand for semiconductor capital equipment subsystems and advanced packaging chemistries are rising due to artificial intelligence and data center growth. Western Digital Corp. (WDC) develops, manufactures, and sells data storage devices and solutions and is one of only two major pure-play hard disk drive (HDD) manufacturers. As inferencing and storage demand continued to ramp, memory and storage-related names posted a strong year, including WDC. Amkor Technology, Inc. (AMKR) is the second largest outsourced semiconductor assembly and test supplier (OSAT) focused on advanced packaging solutions. AMKR outperformed following earnings that beat expectations and guidance that was raised. Not owning SanDisk Corp. (SNDK) detracted from performance as shares rallied meaningfully along with other memory-related names. Hamilton Lane Inc. (HLNE) lagged during the year as investors became concerned about private debt and private equity exposure to businesses that may be disrupted by AI. Not owning Ciena Corp. (CIEN) detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	R-6 Shares at net asset value $23,984	Russell 3000 Index $39,898	Russell 2500 Value Index $27,900
8/16	10,000	10,000	10,000
10/16	9,986	10,016	10,066
11/16	9,838	9,799	9,764
12/16	10,546	10,238	10,701
1/17	10,902	10,437	11,006
2/17	11,099	10,634	11,066
3/17	11,371	11,029	11,272
4/17	11,379	11,154	11,173
5/17	11,229	11,268	10,930
6/17	11,456	11,370	11,221
7/17	11,586	11,584	11,308
8/17	11,361	11,606	11,112
9/17	11,921	11,889	11,651
10/17	12,030	12,149	11,714
11/17	12,352	12,518	12,098
12/17	12,358	12,643	12,146
1/18	12,603	13,309	12,299
2/18	11,962	12,819	11,695
3/18	12,018	12,561	11,824
4/18	12,112	12,609	11,952
5/18	12,451	12,965	12,444
6/18	12,432	13,050	12,510
7/18	12,779	13,483	12,758
8/18	12,995	13,956	13,048
9/18	12,751	13,979	12,844
10/18	11,620	12,950	11,746
11/18	11,953	13,209	11,968
12/18	10,692	11,980	10,645
1/19	11,856	13,008	11,835
2/19	12,067	13,466	12,204
3/19	11,946	13,662	12,041
4/19	12,369	14,208	12,464
5/19	11,446	13,289	11,524
6/19	12,262	14,222	12,269
7/19	12,365	14,433	12,349
8/19	12,015	14,139	11,748
9/19	12,670	14,387	12,285
10/19	12,755	14,697	12,462
11/19	13,004	15,256	12,768
12/19	13,412	15,696	13,153
1/20	12,890	15,679	12,674
2/20	11,501	14,395	11,452
3/20	8,587	12,416	8,597
4/20	9,664	14,060	9,734
5/20	10,049	14,812	10,178
6/20	10,247	15,151	10,368
7/20	10,483	16,011	10,679
8/20	10,545	17,171	11,165
9/20	10,046	16,546	10,735
10/20	10,398	16,189	10,977
11/20	11,851	18,158	12,898
12/20	12,578	18,975	13,795
1/21	12,658	18,890	14,100
2/21	13,596	19,481	15,354
3/21	14,315	20,179	16,117
4/21	15,070	21,219	16,808
5/21	15,247	21,316	17,150
6/21	14,964	21,842	16,923
7/21	15,124	22,211	16,675
8/21	15,293	22,845	17,027
9/21	14,974	21,820	16,573
10/21	15,856	23,295	17,360
11/21	15,535	22,941	16,756
12/21	16,414	23,844	17,627
1/22	15,735	22,441	16,731
2/22	15,699	21,876	17,004
3/22	15,636	22,585	17,363
4/22	14,622	20,558	16,186
5/22	15,196	20,531	16,496
6/22	15,250	20,578	16,112
8/22	14,520	19,810	15,607
9/22	14,444	19,447	15,510
10/22	15,205	20,462	16,289
11/22	14,507	19,264	15,321
12/22	15,778	20,591	16,852
1/23	15,511	20,110	16,375
2/23	14,821	20,647	15,535
3/23	14,879	20,867	15,328
4/23	14,332	20,949	14,890
5/23	15,792	22,379	16,214
6/23	16,534	23,181	17,164
7/23	16,042	22,734	16,503
9/23	15,122	21,651	15,620
10/23	14,483	21,077	14,744
11/23	15,722	23,042	16,082
12/23	17,250	24,265	17,769
1/24	16,995	24,534	17,271
2/24	17,750	25,862	17,963
3/24	18,688	26,696	18,848
4/24	17,555	25,521	17,663
5/24	18,107	26,727	18,407
6/24	17,859	27,554	18,037
7/24	19,185	28,066	19,497
8/24	19,214	28,677	19,496
9/24	19,390	29,271	19,773
10/24	19,211	29,056	19,524
11/24	20,879	30,989	21,246
12/24	19,167	30,041	19,721
1/25	19,896	30,990	20,392
2/25	19,434	30,396	19,638
3/25	18,497	28,623	18,571
4/25	17,827	28,431	18,033
5/25	18,672	30,233	19,063
6/25	19,342	31,769	19,925
7/25	19,694	32,469	20,271
8/25	20,522	33,220	21,334
9/25	20,558	34,366	21,553
10/25	20,288	35,103	21,497
11/25	20,828	35,199	22,116
12/25	20,832	35,192	22,232
1/26	22,591	35,738	23,547
2/26	23,195	35,568	24,457
3/26	21,667	33,800	23,293
4/26	23,464	37,248	25,707
5/26	23,294	39,135	26,490
6/26	24,816	39,015	27,603
7/26	24,378	38,833	27,623
8/26	23,984	39,898	27,900

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	16.87%	9.42%	9.14%
Russell 3000 Index	20.10%	11.80%	14.84%
Russell 2500 Value Index	30.78%	10.38%	10.81%

Performance Inception Date		Jun. 06, 2011
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		The Russell 3000 Index is the Fund's primary broad-based securities market index. The Russell 2500 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Aug. 31, 2025
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 1,097,151,000
Holdings Count | Holding		80
Advisory Fees Paid, Amount		$ 12,122,000
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,097,151 Total Number of Portfolio Holdings80 Portfolio Turnover Rate 24.0% Total Advisory Fees Paid (amount in thousands)$12,122
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.57%
Investment Companies	0.36%
Other Assets and Liabilities	0.07%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	29.59%
Industrial	22.94%
Consumer, Non-cyclical	14.33%
Consumer, Cyclical	9.67%
Technology	8.43%
Energy	5.65%
Utilities	4.27%
Basic Materials	2.94%
Communications	1.75%
Money Market Funds	0.36%
Other Assets and Liabilities	0.07%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 30, 2025, the Fund's Class R-6 contractual expense limit of 0.02% on "Other Expenses" expired.

Material Fund Change Expenses [Text Block]		Effective December 30, 2025, the Fund's Class R-6 contractual expense limit of 0.02% on "Other Expenses" expired.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/prospectuses
C000019597
Shareholder Report [Line Items]
Fund Name		Spectrum Preferred and Capital Securities Income Fund
Class Name		Class A
Trading Symbol		PPSAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.05%

Expenses Paid, Amount		$ 107
Expense Ratio, Percent		1.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets in preferred securities and capital securities. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The bond market spent the first four months of the fiscal year in an easing cycle and the final eight in a pause. The Fed cut rates by 25 basis points (bps) in September, October, and December bringing the target rate to 3.50%-3.75%, with the September move described as a "risk management cut" in response to sharply revised payrolls. Policy remained on hold through August, even as the bond market began pricing in hikes. Rates did not follow the Fed lower: the 5 year U.S. Treasury yield rose about 75bps to 4.50%, driven primarily by real rates, which climbed from 1.29% to 2.15%, while 5 year breakevens edged lower to 2.35%. Supply and term premium, rather than inflation expectations, drove the move. Spreads tightened into January, widened sharply in March when conflict with Iran pushed oil over $100 and the CBOE Volatility Index above 30. Hybrid prices had their worst month in two and a half years, then snapped back in April on a 10% equity rally and re-tightened through the summer. Allocation and security selection in banking and insurance industries were primary contributors to Fund investment performance in absolute terms and relative to the ICE BofA US All Capital Securities Index. Pipelines and utilities contributed positively but underweighted allocation in these sectors detracted from relative index performance. Telecommunications and an out-of-index allocation to ETFs also detracted.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A Shares with maximum sales charge $14,110	Bloomberg Global Aggregate Index $10,348	ICE BofA US All Capital Securities Index $14,861
8/16	9,628	10,000	10,000
10/16	9,607	10,055	9,949
11/16	9,644	9,776	9,948
12/16	9,439	9,388	9,642
1/17	9,475	9,344	9,686
2/17	9,664	9,450	9,892
3/17	9,814	9,494	10,080
4/17	10,007	9,616	10,269
5/17	10,104	9,765	10,376
6/17	10,219	9,757	10,485
7/17	10,306	9,921	10,565
8/17	10,332	10,019	10,605
9/17	10,362	9,929	10,642
10/17	10,431	9,891	10,682
11/17	10,429	10,001	10,690
12/17	10,444	10,035	10,709
1/18	10,393	10,155	10,592
2/18	10,352	10,065	10,595
3/18	10,322	10,172	10,580
4/18	10,283	10,009	10,527
5/18	10,232	9,933	10,557
6/18	10,242	9,889	10,604
7/18	10,314	9,872	10,671
8/18	10,365	9,883	10,775
9/18	10,327	9,798	10,716
10/18	10,217	9,688	10,556
11/18	10,069	9,718	10,364
12/18	9,947	9,915	10,233
1/19	10,334	10,066	10,761
2/19	10,469	10,008	10,941
3/19	10,585	10,133	11,084
4/19	10,722	10,103	11,236
5/19	10,744	10,240	11,273
6/19	10,949	10,467	11,465
7/19	11,086	10,438	11,657
8/19	11,173	10,650	11,769
9/19	11,266	10,542	11,847
10/19	11,393	10,612	11,965
11/19	11,451	10,532	11,966
12/19	11,554	10,593	12,114
1/20	11,703	10,728	12,261
2/20	11,542	10,801	11,998
3/20	10,132	10,559	10,725
4/20	10,839	10,766	11,553
5/20	11,047	10,813	11,773
6/20	11,154	10,909	11,792
7/20	11,499	11,257	12,273
8/20	11,706	11,240	12,491
9/20	11,635	11,199	12,391
10/20	11,689	11,210	12,469
11/20	12,032	11,414	12,838
12/20	12,161	11,567	13,038
1/21	12,140	11,465	12,941
2/21	12,108	11,268	12,835
3/21	12,146	11,051	12,984
4/21	12,313	11,191	13,151
5/21	12,352	11,296	13,228
6/21	12,473	11,196	13,405
7/21	12,523	11,345	13,463
8/21	12,562	11,298	13,489
9/21	12,560	11,097	13,486
10/21	12,514	11,071	13,474
11/21	12,385	11,038	13,287
12/21	12,496	11,023	13,484
1/22	12,285	10,797	13,153
2/22	11,936	10,669	12,736
3/22	11,856	10,344	12,630
4/22	11,509	9,777	12,090
5/22	11,419	9,804	12,124
6/22	11,460	9,691	12,227
8/22	11,270	9,308	11,945
9/22	10,790	8,769	11,209
10/22	11,047	9,182	11,614
11/22	11,123	9,232	11,482
12/22	11,685	9,535	12,474
1/23	11,526	9,218	12,235
2/23	10,898	9,509	11,654
3/23	11,030	9,551	11,833
4/23	10,996	9,365	11,695
5/23	11,103	9,364	11,811
6/23	11,341	9,429	12,000
7/23	11,296	9,300	11,923
9/23	11,209	9,028	11,787
10/23	11,031	8,920	11,432
11/23	11,483	9,370	12,161
12/23	11,820	9,759	12,549
1/24	12,038	9,625	12,876
2/24	12,098	9,504	12,986
3/24	12,252	9,556	13,119
4/24	12,139	9,315	12,849
5/24	12,335	9,437	13,100
6/24	12,424	9,451	13,181
7/24	12,568	9,712	13,312
8/24	12,756	9,941	13,658
9/24	12,981	10,111	13,986
10/24	12,920	9,772	13,878
11/24	12,983	9,805	13,940
12/24	12,952	9,595	13,755
1/25	13,043	9,649	13,844
2/25	13,150	9,787	13,995
3/25	13,116	9,847	13,835
4/25	13,028	10,137	13,698
5/25	13,220	10,101	13,856
6/25	13,404	10,292	14,090
7/25	13,522	10,139	14,257
8/25	13,615	10,286	14,428
9/25	13,792	10,354	14,644
10/25	13,844	10,327	14,677
11/25	13,846	10,351	14,627
12/25	13,940	10,378	14,686
1/26	14,028	10,475	14,845
2/26	14,129	10,593	14,939
3/26	13,800	10,267	14,593
4/26	14,068	10,395	14,881
5/26	14,097	10,430	14,906
6/26	14,161	10,356	14,919
7/26	14,069	10,301	14,848
8/26	14,110	10,348	14,861

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	3.64%	2.35%	3.90%
Class A Shares Including Sales Charge	-0.27%	1.58%	3.50%
Bloomberg Global Aggregate Index	0.60%	-1.74%	0.34%
ICE BofA US All Capital Securities Index	3.00%	1.96%	4.04%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		The Bloomberg Global Aggregate Index is the Fund's primary broad-based securities market index. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 5,440,999,000
Holdings Count | Holding		349
Advisory Fees Paid, Amount		$ 35,578,000
InvestmentCompanyPortfolioTurnover		48.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,440,999 Total Number of Portfolio Holdings349 Portfolio Turnover Rate 48.4% Total Advisory Fees Paid (amount in thousands)$35,578
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	82.14%
Preferred Stocks	11.08%
Investment Companies	8.34%
Convertible Preferred Stocks	0.05%
Other Assets and Liabilities	(1.61)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	74.49%
Utilities	10.14%
Money Market Funds	6.95%
Energy	5.09%
Communications	2.29%
Government	1.06%
Fixed Income Funds	0.73%
Exchange-Traded Funds	0.66%
Consumer, Non-cyclical	0.20%
Other Assets and Liabilities	(1.61)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038790
Shareholder Report [Line Items]
Fund Name		Spectrum Preferred and Capital Securities Income Fund
Class Name		Class C
Trading Symbol		PRFCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.81%

Expenses Paid, Amount		$ 184
Expense Ratio, Percent		1.81%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets in preferred securities and capital securities. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The bond market spent the first four months of the fiscal year in an easing cycle and the final eight in a pause. The Fed cut rates by 25 basis points (bps) in September, October, and December bringing the target rate to 3.50%-3.75%, with the September move described as a "risk management cut" in response to sharply revised payrolls. Policy remained on hold through August, even as the bond market began pricing in hikes. Rates did not follow the Fed lower: the 5 year U.S. Treasury yield rose about 75bps to 4.50%, driven primarily by real rates, which climbed from 1.29% to 2.15%, while 5 year breakevens edged lower to 2.35%. Supply and term premium, rather than inflation expectations, drove the move. Spreads tightened into January, widened sharply in March when conflict with Iran pushed oil over $100 and the CBOE Volatility Index above 30. Hybrid prices had their worst month in two and a half years, then snapped back in April on a 10% equity rally and re-tightened through the summer. Allocation and security selection in banking and insurance industries were primary contributors to Fund investment performance in absolute terms and relative to the ICE BofA US All Capital Securities Index. Pipelines and utilities contributed positively but underweighted allocation in these sectors detracted from relative index performance. Telecommunications and an out-of-index allocation to ETFs also detracted.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class C Shares with maximum sales charge $13,795	Bloomberg Global Aggregate Index $10,348	ICE BofA US All Capital Securities Index $14,861
8/16	10,000	10,000	10,000
10/16	9,972	10,055	9,949
11/16	10,005	9,776	9,948
12/16	9,776	9,388	9,642
1/17	9,817	9,344	9,686
2/17	9,997	9,450	9,892
3/17	10,158	9,494	10,080
4/17	10,334	9,616	10,269
5/17	10,438	9,765	10,376
6/17	10,549	9,757	10,485
7/17	10,623	9,921	10,565
8/17	10,653	10,019	10,605
9/17	10,666	9,929	10,642
10/17	10,731	9,891	10,682
11/17	10,723	10,001	10,690
12/17	10,741	10,035	10,709
1/18	10,682	10,155	10,592
2/18	10,634	10,065	10,595
3/18	10,586	10,172	10,580
4/18	10,538	10,009	10,527
5/18	10,490	9,933	10,557
6/18	10,494	9,889	10,604
7/18	10,550	9,872	10,671
8/18	10,606	9,883	10,775
9/18	10,561	9,798	10,716
10/18	10,442	9,688	10,556
11/18	10,273	9,718	10,364
12/18	10,153	9,915	10,233
1/19	10,541	10,066	10,761
2/19	10,673	10,008	10,941
3/19	10,774	10,133	11,084
4/19	10,917	10,103	11,236
5/19	10,921	10,240	11,273
6/19	11,134	10,467	11,465
7/19	11,266	10,438	11,657
8/19	11,346	10,650	11,769
9/19	11,433	10,542	11,847
10/19	11,554	10,612	11,965
11/19	11,606	10,532	11,966
12/19	11,702	10,593	12,114
1/20	11,846	10,728	12,261
2/20	11,676	10,801	11,998
3/20	10,240	10,559	10,725
4/20	10,961	10,766	11,553
5/20	11,153	10,813	11,773
6/20	11,254	10,909	11,792
7/20	11,593	11,257	12,273
8/20	11,794	11,240	12,491
9/20	11,727	11,199	12,391
10/20	11,762	11,210	12,469
11/20	12,100	11,414	12,838
12/20	12,219	11,567	13,038
1/21	12,204	11,465	12,941
2/21	12,153	11,268	12,835
3/21	12,183	11,051	12,984
4/21	12,340	11,191	13,151
5/21	12,384	11,296	13,228
6/21	12,485	11,196	13,405
7/21	12,527	11,345	13,463
8/21	12,570	11,298	13,489
9/21	12,560	11,097	13,486
10/21	12,506	11,071	13,474
11/21	12,369	11,038	13,287
12/21	12,460	11,023	13,484
1/22	12,241	10,797	13,153
2/22	11,898	10,669	12,736
3/22	11,810	10,344	12,630
4/22	11,445	9,777	12,090
5/22	11,360	9,804	12,124
6/22	11,386	9,691	12,227
8/22	11,191	9,308	11,945
9/22	10,699	8,769	11,209
10/22	10,936	9,182	11,614
11/22	11,015	9,232	11,482
12/22	11,552	9,535	12,474
1/23	11,389	9,218	12,235
2/23	10,772	9,509	11,654
3/23	10,896	9,551	11,833
4/23	10,855	9,365	11,695
5/23	10,954	9,364	11,811
6/23	11,181	9,429	12,000
7/23	11,117	9,300	11,923
9/23	11,036	9,028	11,787
10/23	10,854	8,920	11,432
11/23	11,292	9,370	12,161
12/23	11,616	9,759	12,549
1/24	11,822	9,625	12,876
2/24	11,873	9,504	12,986
3/24	12,017	9,556	13,119
4/24	11,898	9,315	12,849
5/24	12,082	9,437	13,100
6/24	12,161	9,451	13,181
7/24	12,296	9,712	13,312
8/24	12,471	9,941	13,658
9/24	12,691	10,111	13,986
10/24	12,631	9,772	13,878
11/24	12,693	9,805	13,940
12/24	12,663	9,595	13,755
1/25	12,752	9,649	13,844
2/25	12,856	9,787	13,995
3/25	12,823	9,847	13,835
4/25	12,737	10,137	13,698
5/25	12,925	10,101	13,856
6/25	13,105	10,292	14,090
7/25	13,220	10,139	14,257
8/25	13,311	10,286	14,428
9/25	13,484	10,354	14,644
10/25	13,535	10,327	14,677
11/25	13,536	10,351	14,627
12/25	13,629	10,378	14,686
1/26	13,714	10,475	14,845
2/26	13,813	10,593	14,939
3/26	13,492	10,267	14,593
4/26	13,754	10,395	14,881
5/26	13,782	10,430	14,906
6/26	13,844	10,356	14,919
7/26	13,755	10,301	14,848
8/26	13,795	10,348	14,861

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	2.84%	1.56%	3.27%
Class C Shares Including Sales Charge	1.86%	1.56%	3.27%
Bloomberg Global Aggregate Index	0.60%	-1.74%	0.34%
ICE BofA US All Capital Securities Index	3.00%	1.96%	4.04%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		The Bloomberg Global Aggregate Index is the Fund's primary broad-based securities market index. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 5,440,999,000
Holdings Count | Holding		349
Advisory Fees Paid, Amount		$ 35,578,000
InvestmentCompanyPortfolioTurnover		48.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,440,999 Total Number of Portfolio Holdings349 Portfolio Turnover Rate 48.4% Total Advisory Fees Paid (amount in thousands)$35,578
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	82.14%
Preferred Stocks	11.08%
Investment Companies	8.34%
Convertible Preferred Stocks	0.05%
Other Assets and Liabilities	(1.61)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	74.49%
Utilities	10.14%
Money Market Funds	6.95%
Energy	5.09%
Communications	2.29%
Government	1.06%
Fixed Income Funds	0.73%
Exchange-Traded Funds	0.66%
Consumer, Non-cyclical	0.20%
Other Assets and Liabilities	(1.61)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019596
Shareholder Report [Line Items]
Fund Name		Spectrum Preferred and Capital Securities Income Fund
Class Name		Class J
Trading Symbol		PPSJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$103	1.01%

Expenses Paid, Amount		$ 103
Expense Ratio, Percent		1.01%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets in preferred securities and capital securities. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The bond market spent the first four months of the fiscal year in an easing cycle and the final eight in a pause. The Fed cut rates by 25 basis points (bps) in September, October, and December bringing the target rate to 3.50%-3.75%, with the September move described as a "risk management cut" in response to sharply revised payrolls. Policy remained on hold through August, even as the bond market began pricing in hikes. Rates did not follow the Fed lower: the 5 year U.S. Treasury yield rose about 75bps to 4.50%, driven primarily by real rates, which climbed from 1.29% to 2.15%, while 5 year breakevens edged lower to 2.35%. Supply and term premium, rather than inflation expectations, drove the move. Spreads tightened into January, widened sharply in March when conflict with Iran pushed oil over $100 and the CBOE Volatility Index above 30. Hybrid prices had their worst month in two and a half years, then snapped back in April on a 10% equity rally and re-tightened through the summer. Allocation and security selection in banking and insurance industries were primary contributors to Fund investment performance in absolute terms and relative to the ICE BofA US All Capital Securities Index. Pipelines and utilities contributed positively but underweighted allocation in these sectors detracted from relative index performance. Telecommunications and an out-of-index allocation to ETFs also detracted.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class J Shares with maximum sales charge $14,696	Bloomberg Global Aggregate Index $10,348	ICE BofA US All Capital Securities Index $14,861
8/16	10,000	10,000	10,000
10/16	9,978	10,055	9,949
11/16	10,017	9,776	9,948
12/16	9,800	9,388	9,642
1/17	9,848	9,344	9,686
2/17	10,040	9,450	9,892
3/17	10,191	9,494	10,080
4/17	10,397	9,616	10,269
5/17	10,501	9,765	10,376
6/17	10,625	9,757	10,485
7/17	10,708	9,921	10,565
8/17	10,737	10,019	10,605
9/17	10,770	9,929	10,642
10/17	10,844	9,891	10,682
11/17	10,833	10,001	10,690
12/17	10,859	10,035	10,709
1/18	10,806	10,155	10,592
2/18	10,763	10,065	10,595
3/18	10,731	10,172	10,580
4/18	10,690	10,009	10,527
5/18	10,647	9,933	10,557
6/18	10,648	9,889	10,604
7/18	10,724	9,872	10,671
8/18	10,777	9,883	10,775
9/18	10,737	9,798	10,716
10/18	10,631	9,688	10,556
11/18	10,462	9,718	10,364
12/18	10,343	9,915	10,233
1/19	10,746	10,066	10,761
2/19	10,879	10,008	10,941
3/19	11,003	10,133	11,084
4/19	11,150	10,103	11,236
5/19	11,173	10,240	11,273
6/19	11,380	10,467	11,465
7/19	11,527	10,438	11,657
8/19	11,612	10,650	11,769
9/19	11,698	10,542	11,847
10/19	11,846	10,612	11,965
11/19	11,895	10,532	11,966
12/19	12,005	10,593	12,114
1/20	12,152	10,728	12,261
2/20	11,991	10,801	11,998
3/20	10,529	10,559	10,725
4/20	11,262	10,766	11,553
5/20	11,472	10,813	11,773
6/20	11,587	10,909	11,792
7/20	11,944	11,257	12,273
8/20	12,155	11,240	12,491
9/20	12,092	11,199	12,391
10/20	12,150	11,210	12,469
11/20	12,492	11,414	12,838
12/20	12,629	11,567	13,038
1/21	12,620	11,465	12,941
2/21	12,573	11,268	12,835
3/21	12,613	11,051	12,984
4/21	12,792	11,191	13,151
5/21	12,835	11,296	13,228
6/21	12,954	11,196	13,405
7/21	13,011	11,345	13,463
8/21	13,067	11,298	13,489
9/21	13,052	11,097	13,486
10/21	13,017	11,071	13,474
11/21	12,879	11,038	13,287
12/21	12,986	11,023	13,484
1/22	12,772	10,797	13,153
2/22	12,411	10,669	12,736
3/22	12,325	10,344	12,630
4/22	11,953	9,777	12,090
5/22	11,869	9,804	12,124
6/22	11,915	9,691	12,227
8/22	11,711	9,308	11,945
9/22	11,221	8,769	11,209
10/22	11,485	9,182	11,614
11/22	11,567	9,232	11,482
12/22	12,144	9,535	12,474
1/23	11,974	9,218	12,235
2/23	11,325	9,509	11,654
3/23	11,467	9,551	11,833
4/23	11,444	9,365	11,695
5/23	11,546	9,364	11,811
6/23	11,787	9,429	12,000
7/23	11,738	9,300	11,923
9/23	11,658	9,028	11,787
10/23	11,468	8,920	11,432
11/23	11,940	9,370	12,161
12/23	12,289	9,759	12,549
1/24	12,525	9,625	12,876
2/24	12,575	9,504	12,986
3/24	12,742	9,556	13,119
4/24	12,621	9,315	12,849
5/24	12,818	9,437	13,100
6/24	12,915	9,451	13,181
7/24	13,074	9,712	13,312
8/24	13,275	9,941	13,658
9/24	13,489	10,111	13,986
10/24	13,439	9,772	13,878
11/24	13,493	9,805	13,940
12/24	13,475	9,595	13,755
1/25	13,574	9,649	13,844
2/25	13,675	9,787	13,995
3/25	13,639	9,847	13,835
4/25	13,561	10,137	13,698
5/25	13,753	10,101	13,856
6/25	13,953	10,292	14,090
7/25	14,066	10,139	14,257
8/25	14,167	10,286	14,428
9/25	14,360	10,354	14,644
10/25	14,401	10,327	14,677
11/25	14,403	10,351	14,627
12/25	14,506	10,378	14,686
1/26	14,602	10,475	14,845
2/26	14,712	10,593	14,939
3/26	14,373	10,267	14,593
4/26	14,647	10,395	14,881
5/26	14,680	10,430	14,906
6/26	14,733	10,356	14,919
7/26	14,651	10,301	14,848
8/26	14,696	10,348	14,861

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	3.73%	2.38%	3.93%
Class J Shares Including Sales Charge	2.75%	2.38%	3.93%
Bloomberg Global Aggregate Index	0.60%	-1.74%	0.34%
ICE BofA US All Capital Securities Index	3.00%	1.96%	4.04%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		The Bloomberg Global Aggregate Index is the Fund's primary broad-based securities market index. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 5,440,999,000
Holdings Count | Holding		349
Advisory Fees Paid, Amount		$ 35,578,000
InvestmentCompanyPortfolioTurnover		48.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,440,999 Total Number of Portfolio Holdings349 Portfolio Turnover Rate 48.4% Total Advisory Fees Paid (amount in thousands)$35,578
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	82.14%
Preferred Stocks	11.08%
Investment Companies	8.34%
Convertible Preferred Stocks	0.05%
Other Assets and Liabilities	(1.61)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	74.49%
Utilities	10.14%
Money Market Funds	6.95%
Energy	5.09%
Communications	2.29%
Government	1.06%
Fixed Income Funds	0.73%
Exchange-Traded Funds	0.66%
Consumer, Non-cyclical	0.20%
Other Assets and Liabilities	(1.61)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019595
Shareholder Report [Line Items]
Fund Name		Spectrum Preferred and Capital Securities Income Fund
Class Name		Institutional
Trading Symbol		PPSIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$82	0.80%

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets in preferred securities and capital securities. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The bond market spent the first four months of the fiscal year in an easing cycle and the final eight in a pause. The Fed cut rates by 25 basis points (bps) in September, October, and December bringing the target rate to 3.50%-3.75%, with the September move described as a "risk management cut" in response to sharply revised payrolls. Policy remained on hold through August, even as the bond market began pricing in hikes. Rates did not follow the Fed lower: the 5 year U.S. Treasury yield rose about 75bps to 4.50%, driven primarily by real rates, which climbed from 1.29% to 2.15%, while 5 year breakevens edged lower to 2.35%. Supply and term premium, rather than inflation expectations, drove the move. Spreads tightened into January, widened sharply in March when conflict with Iran pushed oil over $100 and the CBOE Volatility Index above 30. Hybrid prices had their worst month in two and a half years, then snapped back in April on a 10% equity rally and re-tightened through the summer. Allocation and security selection in banking and insurance industries were primary contributors to Fund investment performance in absolute terms and relative to the ICE BofA US All Capital Securities Index. Pipelines and utilities contributed positively but underweighted allocation in these sectors detracted from relative index performance. Telecommunications and an out-of-index allocation to ETFs also detracted.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares at net asset value $15,015	Bloomberg Global Aggregate Index $10,348	ICE BofA US All Capital Securities Index $14,861
8/16	10,000	10,000	10,000
10/16	9,981	10,055	9,949
11/16	10,012	9,776	9,948
12/16	9,801	9,388	9,642
1/17	9,850	9,344	9,686
2/17	10,040	9,450	9,892
3/17	10,201	9,494	10,080
4/17	10,407	9,616	10,269
5/17	10,522	9,765	10,376
6/17	10,635	9,757	10,485
7/17	10,728	9,921	10,565
8/17	10,758	10,019	10,605
9/17	10,791	9,929	10,642
10/17	10,866	9,891	10,682
11/17	10,867	10,001	10,690
12/17	10,885	10,035	10,709
1/18	10,834	10,155	10,592
2/18	10,794	10,065	10,595
3/18	10,764	10,172	10,580
4/18	10,725	10,009	10,527
5/18	10,674	9,933	10,557
6/18	10,688	9,889	10,604
7/18	10,764	9,872	10,671
8/18	10,821	9,883	10,775
9/18	10,783	9,798	10,716
10/18	10,681	9,688	10,556
11/18	10,517	9,718	10,364
12/18	10,391	9,915	10,233
1/19	10,800	10,066	10,761
2/19	10,945	10,008	10,941
3/19	11,057	10,133	11,084
4/19	11,216	10,103	11,236
5/19	11,229	10,240	11,273
6/19	11,447	10,467	11,465
7/19	11,595	10,438	11,657
8/19	11,699	10,650	11,769
9/19	11,789	10,542	11,847
10/19	11,937	10,612	11,965
11/19	12,000	10,532	11,966
12/19	12,100	10,593	12,114
1/20	12,260	10,728	12,261
2/20	12,104	10,801	11,998
3/20	10,617	10,559	10,725
4/20	11,367	10,766	11,553
5/20	11,589	10,813	11,773
6/20	11,692	10,909	11,792
7/20	12,059	11,257	12,273
8/20	12,279	11,240	12,491
9/20	12,219	11,199	12,391
10/20	12,267	11,210	12,469
11/20	12,619	11,414	12,838
12/20	12,759	11,567	13,038
1/21	12,752	11,465	12,941
2/21	12,720	11,268	12,835
3/21	12,763	11,051	12,984
4/21	12,929	11,191	13,151
5/21	12,986	11,296	13,228
6/21	13,104	11,196	13,405
7/21	13,160	11,345	13,463
8/21	13,217	11,298	13,489
9/21	13,217	11,097	13,486
10/21	13,172	11,071	13,474
11/21	13,037	11,038	13,287
12/21	13,146	11,023	13,484
1/22	12,924	10,797	13,153
2/22	12,569	10,669	12,736
3/22	12,486	10,344	12,630
4/22	12,120	9,777	12,090
5/22	12,027	9,804	12,124
6/22	12,076	9,691	12,227
8/22	11,877	9,308	11,945
9/22	11,384	8,769	11,209
10/22	11,647	9,182	11,614
11/22	11,743	9,232	11,482
12/22	12,330	9,535	12,474
1/23	12,164	9,218	12,235
2/23	11,497	9,509	11,654
3/23	11,640	9,551	11,833
4/23	11,620	9,365	11,695
5/23	11,723	9,364	11,811
6/23	11,979	9,429	12,000
7/23	11,933	9,300	11,923
9/23	11,857	9,028	11,787
10/23	11,656	8,920	11,432
11/23	12,154	9,370	12,161
12/23	12,502	9,759	12,549
1/24	12,738	9,625	12,876
2/24	12,789	9,504	12,986
3/24	12,971	9,556	13,119
4/24	12,853	9,315	12,849
5/24	13,050	9,437	13,100
6/24	13,148	9,451	13,181
7/24	13,305	9,712	13,312
8/24	13,522	9,941	13,658
9/24	13,751	10,111	13,986
10/24	13,689	9,772	13,878
11/24	13,759	9,805	13,940
12/24	13,729	9,595	13,755
1/25	13,845	9,649	13,844
2/25	13,946	9,787	13,995
3/25	13,912	9,847	13,835
4/25	13,822	10,137	13,698
5/25	14,030	10,101	13,856
6/25	14,230	10,292	14,090
7/25	14,344	10,139	14,257
8/25	14,462	10,286	14,428
9/25	14,655	10,354	14,644
10/25	14,699	10,327	14,677
11/25	14,718	10,351	14,627
12/25	14,807	10,378	14,686
1/26	14,920	10,475	14,845
2/26	15,016	10,593	14,939
3/26	14,682	10,267	14,593
4/26	14,957	10,395	14,881
5/26	15,007	10,430	14,906
6/26	15,063	10,356	14,919
7/26	14,968	10,301	14,848
8/26	15,015	10,348	14,861

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-Year
Institutional Shares	3.82%	2.58%	4.15%
Bloomberg Global Aggregate Index	0.60%	-1.74%	0.34%
ICE BofA US All Capital Securities Index	3.00%	1.96%	4.04%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		The Bloomberg Global Aggregate Index is the Fund's primary broad-based securities market index. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 5,440,999,000
Holdings Count | Holding		349
Advisory Fees Paid, Amount		$ 35,578,000
InvestmentCompanyPortfolioTurnover		48.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,440,999 Total Number of Portfolio Holdings349 Portfolio Turnover Rate 48.4% Total Advisory Fees Paid (amount in thousands)$35,578
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	82.14%
Preferred Stocks	11.08%
Investment Companies	8.34%
Convertible Preferred Stocks	0.05%
Other Assets and Liabilities	(1.61)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	74.49%
Utilities	10.14%
Money Market Funds	6.95%
Energy	5.09%
Communications	2.29%
Government	1.06%
Fixed Income Funds	0.73%
Exchange-Traded Funds	0.66%
Consumer, Non-cyclical	0.20%
Other Assets and Liabilities	(1.61)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019591
Shareholder Report [Line Items]
Fund Name		Spectrum Preferred and Capital Securities Income Fund
Class Name		R-3
Trading Symbol		PNARX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$129	1.27%

Expenses Paid, Amount		$ 129
Expense Ratio, Percent		1.27%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets in preferred securities and capital securities. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The bond market spent the first four months of the fiscal year in an easing cycle and the final eight in a pause. The Fed cut rates by 25 basis points (bps) in September, October, and December bringing the target rate to 3.50%-3.75%, with the September move described as a "risk management cut" in response to sharply revised payrolls. Policy remained on hold through August, even as the bond market began pricing in hikes. Rates did not follow the Fed lower: the 5 year U.S. Treasury yield rose about 75bps to 4.50%, driven primarily by real rates, which climbed from 1.29% to 2.15%, while 5 year breakevens edged lower to 2.35%. Supply and term premium, rather than inflation expectations, drove the move. Spreads tightened into January, widened sharply in March when conflict with Iran pushed oil over $100 and the CBOE Volatility Index above 30. Hybrid prices had their worst month in two and a half years, then snapped back in April on a 10% equity rally and re-tightened through the summer. Allocation and security selection in banking and insurance industries were primary contributors to Fund investment performance in absolute terms and relative to the ICE BofA US All Capital Securities Index. Pipelines and utilities contributed positively but underweighted allocation in these sectors detracted from relative index performance. Telecommunications and an out-of-index allocation to ETFs also detracted.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	R-3 Shares at net asset value $14,364	Bloomberg Global Aggregate Index $10,348	ICE BofA US All Capital Securities Index $14,861
8/16	10,000	10,000	10,000
10/16	9,976	10,055	9,949
11/16	10,013	9,776	9,948
12/16	9,796	9,388	9,642
1/17	9,842	9,344	9,686
2/17	10,030	9,450	9,892
3/17	10,186	9,494	10,080
4/17	10,375	9,616	10,269
5/17	10,485	9,765	10,376
6/17	10,594	9,757	10,485
7/17	10,683	9,921	10,565
8/17	10,709	10,019	10,605
9/17	10,738	9,929	10,642
10/17	10,808	9,891	10,682
11/17	10,795	10,001	10,690
12/17	10,818	10,035	10,709
1/18	10,763	10,155	10,592
2/18	10,719	10,065	10,595
3/18	10,685	10,172	10,580
4/18	10,642	10,009	10,527
5/18	10,587	9,933	10,557
6/18	10,596	9,889	10,604
7/18	10,669	9,872	10,671
8/18	10,721	9,883	10,775
9/18	10,679	9,798	10,716
10/18	10,574	9,688	10,556
11/18	10,405	9,718	10,364
12/18	10,287	9,915	10,233
1/19	10,680	10,066	10,761
2/19	10,820	10,008	10,941
3/19	10,928	10,133	11,084
4/19	11,082	10,103	11,236
5/19	11,091	10,240	11,273
6/19	11,303	10,467	11,465
7/19	11,445	10,438	11,657
8/19	11,533	10,650	11,769
9/19	11,629	10,542	11,847
10/19	11,760	10,612	11,965
11/19	11,819	10,532	11,966
12/19	11,912	10,593	12,114
1/20	12,066	10,728	12,261
2/20	11,907	10,801	11,998
3/20	10,452	10,559	10,725
4/20	11,179	10,766	11,553
5/20	11,381	10,813	11,773
6/20	11,491	10,909	11,792
7/20	11,849	11,257	12,273
8/20	12,051	11,240	12,491
9/20	11,987	11,199	12,391
10/20	12,042	11,210	12,469
11/20	12,386	11,414	12,838
12/20	12,505	11,567	13,038
1/21	12,494	11,465	12,941
2/21	12,458	11,268	12,835
3/21	12,496	11,051	12,984
4/21	12,656	11,191	13,151
5/21	12,707	11,296	13,228
6/21	12,818	11,196	13,405
7/21	12,868	11,345	13,463
8/21	12,918	11,298	13,489
9/21	12,900	11,097	13,486
10/21	12,863	11,071	13,474
11/21	12,713	11,038	13,287
12/21	12,827	11,023	13,484
1/22	12,604	10,797	13,153
2/22	12,250	10,669	12,736
3/22	12,164	10,344	12,630
4/22	11,800	9,777	12,090
5/22	11,704	9,804	12,124
6/22	11,756	9,691	12,227
8/22	11,558	9,308	11,945
9/22	11,066	8,769	11,209
10/22	11,320	9,182	11,614
11/22	11,396	9,232	11,482
12/22	11,967	9,535	12,474
1/23	11,799	9,218	12,235
2/23	11,155	9,509	11,654
3/23	11,291	9,551	11,833
4/23	11,280	9,365	11,695
5/23	11,375	9,364	11,811
6/23	11,620	9,429	12,000
7/23	11,571	9,300	11,923
9/23	11,492	9,028	11,787
10/23	11,292	8,920	11,432
11/23	11,774	9,370	12,161
12/23	12,109	9,759	12,549
1/24	12,334	9,625	12,876
2/24	12,379	9,504	12,986
3/24	12,551	9,556	13,119
4/24	12,431	9,315	12,849
5/24	12,619	9,437	13,100
6/24	12,709	9,451	13,181
7/24	12,856	9,712	13,312
8/24	13,048	9,941	13,658
9/24	13,266	10,111	13,986
10/24	13,214	9,772	13,878
11/24	13,264	9,805	13,940
12/24	13,228	9,595	13,755
1/25	13,335	9,649	13,844
2/25	13,429	9,787	13,995
3/25	13,391	9,847	13,835
4/25	13,298	10,137	13,698
5/25	13,494	10,101	13,856
6/25	13,683	10,292	14,090
7/25	13,788	10,139	14,257
8/25	13,897	10,286	14,428
9/25	14,063	10,354	14,644
10/25	14,114	10,327	14,677
11/25	14,114	10,351	14,627
12/25	14,209	10,378	14,686
1/26	14,297	10,475	14,845
2/26	14,400	10,593	14,939
3/26	14,057	10,267	14,593
4/26	14,331	10,395	14,881
5/26	14,360	10,430	14,906
6/26	14,407	10,356	14,919
7/26	14,325	10,301	14,848
8/26	14,364	10,348	14,861

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-Year
R-3 Shares	3.37%	2.14%	3.69%
Bloomberg Global Aggregate Index	0.60%	-1.74%	0.34%
ICE BofA US All Capital Securities Index	3.00%	1.96%	4.04%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		The Bloomberg Global Aggregate Index is the Fund's primary broad-based securities market index. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 5,440,999,000
Holdings Count | Holding		349
Advisory Fees Paid, Amount		$ 35,578,000
InvestmentCompanyPortfolioTurnover		48.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,440,999 Total Number of Portfolio Holdings349 Portfolio Turnover Rate 48.4% Total Advisory Fees Paid (amount in thousands)$35,578
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	82.14%
Preferred Stocks	11.08%
Investment Companies	8.34%
Convertible Preferred Stocks	0.05%
Other Assets and Liabilities	(1.61)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	74.49%
Utilities	10.14%
Money Market Funds	6.95%
Energy	5.09%
Communications	2.29%
Government	1.06%
Fixed Income Funds	0.73%
Exchange-Traded Funds	0.66%
Consumer, Non-cyclical	0.20%
Other Assets and Liabilities	(1.61)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019592
Shareholder Report [Line Items]
Fund Name		Spectrum Preferred and Capital Securities Income Fund
Class Name		R-5
Trading Symbol		PPARX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$98	0.96%

Expenses Paid, Amount		$ 98
Expense Ratio, Percent		0.96%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets in preferred securities and capital securities. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The bond market spent the first four months of the fiscal year in an easing cycle and the final eight in a pause. The Fed cut rates by 25 basis points (bps) in September, October, and December bringing the target rate to 3.50%-3.75%, with the September move described as a "risk management cut" in response to sharply revised payrolls. Policy remained on hold through August, even as the bond market began pricing in hikes. Rates did not follow the Fed lower: the 5 year U.S. Treasury yield rose about 75bps to 4.50%, driven primarily by real rates, which climbed from 1.29% to 2.15%, while 5 year breakevens edged lower to 2.35%. Supply and term premium, rather than inflation expectations, drove the move. Spreads tightened into January, widened sharply in March when conflict with Iran pushed oil over $100 and the CBOE Volatility Index above 30. Hybrid prices had their worst month in two and a half years, then snapped back in April on a 10% equity rally and re-tightened through the summer. Allocation and security selection in banking and insurance industries were primary contributors to Fund investment performance in absolute terms and relative to the ICE BofA US All Capital Securities Index. Pipelines and utilities contributed positively but underweighted allocation in these sectors detracted from relative index performance. Telecommunications and an out-of-index allocation to ETFs also detracted.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	R-5 Shares at net asset value $14,773	Bloomberg Global Aggregate Index $10,348	ICE BofA US All Capital Securities Index $14,861
8/16	10,000	10,000	10,000
10/16	9,979	10,055	9,949
11/16	10,018	9,776	9,948
12/16	9,794	9,388	9,642
1/17	9,843	9,344	9,686
2/17	10,032	9,450	9,892
3/17	10,191	9,494	10,080
4/17	10,395	9,616	10,269
5/17	10,508	9,765	10,376
6/17	10,620	9,757	10,485
7/17	10,712	9,921	10,565
8/17	10,740	10,019	10,605
9/17	10,762	9,929	10,642
10/17	10,835	9,891	10,682
11/17	10,835	10,001	10,690
12/17	10,861	10,035	10,709
1/18	10,809	10,155	10,592
2/18	10,767	10,065	10,595
3/18	10,725	10,172	10,580
4/18	10,695	10,009	10,527
5/18	10,643	9,933	10,557
6/18	10,655	9,889	10,604
7/18	10,731	9,872	10,671
8/18	10,786	9,883	10,775
9/18	10,747	9,798	10,716
10/18	10,633	9,688	10,556
11/18	10,478	9,718	10,364
12/18	10,351	9,915	10,233
1/19	10,758	10,066	10,761
2/19	10,902	10,008	10,941
3/19	11,013	10,133	11,084
4/19	11,170	10,103	11,236
5/19	11,182	10,240	11,273
6/19	11,399	10,467	11,465
7/19	11,545	10,438	11,657
8/19	11,636	10,650	11,769
9/19	11,736	10,542	11,847
10/19	11,871	10,612	11,965
11/19	11,932	10,532	11,966
12/19	12,030	10,593	12,114
1/20	12,188	10,728	12,261
2/20	12,031	10,801	11,998
3/20	10,556	10,559	10,725
4/20	11,304	10,766	11,553
5/20	11,512	10,813	11,773
6/20	11,626	10,909	11,792
7/20	11,990	11,257	12,273
8/20	12,197	11,240	12,491
9/20	12,135	11,199	12,391
10/20	12,193	11,210	12,469
11/20	12,544	11,414	12,838
12/20	12,668	11,567	13,038
1/21	12,660	11,465	12,941
2/21	12,627	11,268	12,835
3/21	12,668	11,051	12,984
4/21	12,832	11,191	13,151
5/21	12,887	11,296	13,228
6/21	13,003	11,196	13,405
7/21	13,058	11,345	13,463
8/21	13,112	11,298	13,489
9/21	13,099	11,097	13,486
10/21	13,064	11,071	13,474
11/21	12,928	11,038	13,287
12/21	13,034	11,023	13,484
1/22	12,811	10,797	13,153
2/22	12,456	10,669	12,736
3/22	12,372	10,344	12,630
4/22	12,006	9,777	12,090
5/22	11,911	9,804	12,124
6/22	11,970	9,691	12,227
8/22	11,769	9,308	11,945
9/22	11,275	8,769	11,209
10/22	11,536	9,182	11,614
11/22	11,617	9,232	11,482
12/22	12,199	9,535	12,474
1/23	12,032	9,218	12,235
2/23	11,381	9,509	11,654
3/23	11,522	9,551	11,833
4/23	11,487	9,365	11,695
5/23	11,602	9,364	11,811
6/23	11,840	9,429	12,000
7/23	11,794	9,300	11,923
9/23	11,717	9,028	11,787
10/23	11,529	8,920	11,432
11/23	12,009	9,370	12,161
12/23	12,353	9,759	12,549
1/24	12,586	9,625	12,876
2/24	12,650	9,504	12,986
3/24	12,815	9,556	13,119
4/24	12,696	9,315	12,849
5/24	12,890	9,437	13,100
6/24	12,985	9,451	13,181
7/24	13,139	9,712	13,312
8/24	13,339	9,941	13,658
9/24	13,565	10,111	13,986
10/24	13,516	9,772	13,878
11/24	13,569	9,805	13,940
12/24	13,552	9,595	13,755
1/25	13,650	9,649	13,844
2/25	13,749	9,787	13,995
3/25	13,714	9,847	13,835
4/25	13,637	10,137	13,698
5/25	13,827	10,101	13,856
6/25	14,039	10,292	14,090
7/25	14,150	10,139	14,257
8/25	14,249	10,286	14,428
9/25	14,439	10,354	14,644
10/25	14,480	10,327	14,677
11/25	14,498	10,351	14,627
12/25	14,584	10,378	14,686
1/26	14,694	10,475	14,845
2/26	14,788	10,593	14,939
3/26	14,455	10,267	14,593
4/26	14,725	10,395	14,881
5/26	14,773	10,430	14,906
6/26	14,826	10,356	14,919
7/26	14,730	10,301	14,848
8/26	14,773	10,348	14,861

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-Year
R-5 Shares	3.68%	2.41%	3.98%
Bloomberg Global Aggregate Index	0.60%	-1.74%	0.34%
ICE BofA US All Capital Securities Index	3.00%	1.96%	4.04%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		The Bloomberg Global Aggregate Index is the Fund's primary broad-based securities market index. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 5,440,999,000
Holdings Count | Holding		349
Advisory Fees Paid, Amount		$ 35,578,000
InvestmentCompanyPortfolioTurnover		48.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,440,999 Total Number of Portfolio Holdings349 Portfolio Turnover Rate 48.4% Total Advisory Fees Paid (amount in thousands)$35,578
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	82.14%
Preferred Stocks	11.08%
Investment Companies	8.34%
Convertible Preferred Stocks	0.05%
Other Assets and Liabilities	(1.61)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	74.49%
Utilities	10.14%
Money Market Funds	6.95%
Energy	5.09%
Communications	2.29%
Government	1.06%
Fixed Income Funds	0.73%
Exchange-Traded Funds	0.66%
Consumer, Non-cyclical	0.20%
Other Assets and Liabilities	(1.61)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000176328
Shareholder Report [Line Items]
Fund Name		Spectrum Preferred and Capital Securities Income Fund
Class Name		R-6
Trading Symbol		PPREX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$72	0.71%

Expenses Paid, Amount		$ 72
Expense Ratio, Percent		0.71%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets in preferred securities and capital securities. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The bond market spent the first four months of the fiscal year in an easing cycle and the final eight in a pause. The Fed cut rates by 25 basis points (bps) in September, October, and December bringing the target rate to 3.50%-3.75%, with the September move described as a "risk management cut" in response to sharply revised payrolls. Policy remained on hold through August, even as the bond market began pricing in hikes. Rates did not follow the Fed lower: the 5 year U.S. Treasury yield rose about 75bps to 4.50%, driven primarily by real rates, which climbed from 1.29% to 2.15%, while 5 year breakevens edged lower to 2.35%. Supply and term premium, rather than inflation expectations, drove the move. Spreads tightened into January, widened sharply in March when conflict with Iran pushed oil over $100 and the CBOE Volatility Index above 30. Hybrid prices had their worst month in two and a half years, then snapped back in April on a 10% equity rally and re-tightened through the summer. Allocation and security selection in banking and insurance industries were primary contributors to Fund investment performance in absolute terms and relative to the ICE BofA US All Capital Securities Index. Pipelines and utilities contributed positively but underweighted allocation in these sectors detracted from relative index performance. Telecommunications and an out-of-index allocation to ETFs also detracted.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	R-6 Shares at net asset value $15,133	Bloomberg Global Aggregate Index $10,348	ICE BofA US All Capital Securities Index $14,861
8/16	10,000	10,000	10,000
10/16	9,980	10,055	9,949
11/16	10,010	9,776	9,948
12/16	9,798	9,388	9,642
1/17	9,847	9,344	9,686
2/17	10,037	9,450	9,892
3/17	10,196	9,494	10,080
4/17	10,392	9,616	10,269
5/17	10,505	9,765	10,376
6/17	10,629	9,757	10,485
7/17	10,713	9,921	10,565
8/17	10,753	10,019	10,605
9/17	10,777	9,929	10,642
10/17	10,853	9,891	10,682
11/17	10,854	10,001	10,690
12/17	10,883	10,035	10,709
1/18	10,833	10,155	10,592
2/18	10,794	10,065	10,595
3/18	10,754	10,172	10,580
4/18	10,716	10,009	10,527
5/18	10,677	9,933	10,557
6/18	10,692	9,889	10,604
7/18	10,770	9,872	10,671
8/18	10,827	9,883	10,775
9/18	10,790	9,798	10,716
10/18	10,679	9,688	10,556
11/18	10,515	9,718	10,364
12/18	10,401	9,915	10,233
1/19	10,811	10,066	10,761
2/19	10,946	10,008	10,941
3/19	11,070	10,133	11,084
4/19	11,230	10,103	11,236
5/19	11,245	10,240	11,273
6/19	11,463	10,467	11,465
7/19	11,612	10,438	11,657
8/19	11,706	10,650	11,769
9/19	11,809	10,542	11,847
10/19	11,946	10,612	11,965
11/19	12,011	10,532	11,966
12/19	12,123	10,593	12,114
1/20	12,273	10,728	12,261
2/20	12,117	10,801	11,998
3/20	10,640	10,559	10,725
4/20	11,393	10,766	11,553
5/20	11,604	10,813	11,773
6/20	11,721	10,909	11,792
7/20	12,090	11,257	12,273
8/20	12,312	11,240	12,491
9/20	12,240	11,199	12,391
10/20	12,301	11,210	12,469
11/20	12,656	11,414	12,838
12/20	12,797	11,567	13,038
1/21	12,791	11,465	12,941
2/21	12,748	11,268	12,835
3/21	12,804	11,051	12,984
4/21	12,972	11,191	13,151
5/21	13,018	11,296	13,228
6/21	13,150	11,196	13,405
7/21	13,208	11,345	13,463
8/21	13,253	11,298	13,489
9/21	13,254	11,097	13,486
10/21	13,210	11,071	13,474
11/21	13,076	11,038	13,287
12/21	13,199	11,023	13,484
1/22	12,977	10,797	13,153
2/22	12,621	10,669	12,736
3/22	12,540	10,344	12,630
4/22	12,161	9,777	12,090
5/22	12,081	9,804	12,124
6/22	12,132	9,691	12,227
8/22	11,932	9,308	11,945
9/22	11,439	8,769	11,209
10/22	11,704	9,182	11,614
11/22	11,789	9,232	11,482
12/22	12,379	9,535	12,474
1/23	12,213	9,218	12,235
2/23	11,558	9,509	11,654
3/23	11,703	9,551	11,833
4/23	11,684	9,365	11,695
5/23	11,789	9,364	11,811
6/23	12,047	9,429	12,000
7/23	12,003	9,300	11,923
9/23	11,913	9,028	11,787
10/23	11,726	8,920	11,432
11/23	12,214	9,370	12,161
12/23	12,579	9,759	12,549
1/24	12,818	9,625	12,876
2/24	12,871	9,504	12,986
3/24	13,040	9,556	13,119
4/24	12,937	9,315	12,849
5/24	13,137	9,437	13,100
6/24	13,236	9,451	13,181
7/24	13,395	9,712	13,312
8/24	13,601	9,941	13,658
9/24	13,832	10,111	13,986
10/24	13,785	9,772	13,878
11/24	13,843	9,805	13,940
12/24	13,813	9,595	13,755
1/25	13,931	9,649	13,844
2/25	14,035	9,787	13,995
3/25	14,002	9,847	13,835
4/25	13,911	10,137	13,698
5/25	14,122	10,101	13,856
6/25	14,341	10,292	14,090
7/25	14,457	10,139	14,257
8/25	14,561	10,286	14,428
9/25	14,757	10,354	14,644
10/25	14,802	10,327	14,677
11/25	14,823	10,351	14,627
12/25	14,930	10,378	14,686
1/26	15,029	10,475	14,845
2/26	15,143	10,593	14,939
3/26	14,792	10,267	14,593
4/26	15,086	10,395	14,881
5/26	15,122	10,430	14,906
6/26	15,179	10,356	14,919
7/26	15,101	10,301	14,848
8/26	15,133	10,348	14,861

Average Annual Return [Table Text Block]
Table Summary
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	3.93%	2.69%	4.23%
Bloomberg Global Aggregate Index	0.60%	-1.74%	0.34%
ICE BofA US All Capital Securities Index	3.00%	1.96%	4.04%

Performance Inception Date		May 01, 2002
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		The Bloomberg Global Aggregate Index is the Fund's primary broad-based securities market index. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet		$ 5,440,999,000
Holdings Count | Holding		349
Advisory Fees Paid, Amount		$ 35,578,000
InvestmentCompanyPortfolioTurnover		48.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,440,999 Total Number of Portfolio Holdings349 Portfolio Turnover Rate 48.4% Total Advisory Fees Paid (amount in thousands)$35,578
Holdings [Text Block]

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	82.14%
Preferred Stocks	11.08%
Investment Companies	8.34%
Convertible Preferred Stocks	0.05%
Other Assets and Liabilities	(1.61)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	74.49%
Utilities	10.14%
Money Market Funds	6.95%
Energy	5.09%
Communications	2.29%
Government	1.06%
Fixed Income Funds	0.73%
Exchange-Traded Funds	0.66%
Consumer, Non-cyclical	0.20%
Other Assets and Liabilities	(1.61)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

[1]	Expenses are for the period from November 14, 2025, date operations commenced, through August 31, 2026. Expenses for the full reporting period would be higher.
[2]	Computed on an annualized basis.